Quarterly Holdings Report
for

Fidelity® Total Bond Fund

November 30, 2020

TBD-QTLY-0121
1.824865.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 36.6%
		Principal Amount(a)	Value
Convertible Bonds - 0.0%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
DISH Network Corp.:
2.375% 3/15/24		$8,804,000	$8,341,790
3.375% 8/15/26		6,718,000	6,697,174
			15,038,964
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy, Inc.:
15% 7/15/23 (b)(c)		1,295,000	1,295,000
15% 7/31/23 (b)(c)		742,531	742,531
			2,037,531
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Colony Capital Operating Co. LLC 5.75% 7/15/25 (d)		10,000	20,230

TOTAL CONVERTIBLE BONDS			17,096,725

Nonconvertible Bonds - 36.6%
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
3% 6/30/22		7,993,000	8,290,471
4.1% 2/15/28		5,638,000	6,631,576
4.3% 2/15/30		10,373,000	12,384,903
4.45% 4/1/24		1,500,000	1,678,779
4.5% 3/9/48		13,000,000	15,842,521
5.15% 11/15/46		12,000,000	15,734,469
6.2% 3/15/40		7,512,000	10,471,036
6.3% 1/15/38		10,617,000	15,182,340
Axtel S.A.B. de CV 6.375% 11/14/24 (d)		276,000	288,334
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (d)		26,717,000	28,811,078
7.5% 10/15/26 (d)		22,232,000	23,649,290
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)		1,135,000	1,147,599
5.625% 9/15/28 (d)		895,000	938,363
Century Telephone Enterprises, Inc. 6.875% 1/15/28		850,000	975,375
CenturyLink, Inc.:
4.5% 1/15/29 (d)		6,140,000	6,262,800
5.125% 12/15/26 (d)		8,750,000	9,098,600
5.625% 4/1/25		3,040,000	3,260,400
Colombia Telecomunicaciones SA 4.95% 7/17/30 (d)		560,000	621,600
Frontier Communications Corp.:
5% 5/1/28 (d)		7,135,000	7,242,025
5.875% 10/15/27 (d)		2,876,000	3,023,395
6.75% 5/1/29 (d)		5,950,000	6,158,250
Iliad SA 0.625% 11/25/21 (Reg. S)	EUR	8,500,000	10,155,326
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)		840,000	841,033
4.25% 7/1/28 (d)		5,805,000	5,993,663
4.625% 9/15/27 (d)		5,225,000	5,450,198
Liquid Telecommunications Financing PLC 8.5% 7/13/22 (d)		930,000	946,856
Qtel International Finance Ltd.:
3.25% 2/21/23 (d)		1,185,000	1,238,325
5% 10/19/25 (d)		660,000	765,468
Sable International Finance Ltd. 5.75% 9/7/27 (d)		1,755,000	1,884,431
SFR Group SA:
5.125% 1/15/29 (d)		6,860,000	7,091,456
7.375% 5/1/26 (d)		11,011,000	11,561,550
8.125% 2/1/27 (d)		20,491,000	22,591,328
Sprint Capital Corp.:
6.875% 11/15/28		12,825,000	16,655,828
8.75% 3/15/32		4,490,000	6,894,979
Telecom Argentina SA 8.5% 8/6/25 (d)		451,000	414,920
Telecom Italia Capital SA:
6% 9/30/34		1,570,000	1,857,263
6.375% 11/15/33		424,000	506,680
7.2% 7/18/36		424,000	542,720
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		1,260,000	1,343,790
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		10,800,000	11,561,400
Verizon Communications, Inc.:
2.987% 10/30/56 (d)		39,193,000	41,454,290
3% 3/22/27		5,131,000	5,697,542
4.862% 8/21/46		26,720,000	36,717,111
5.012% 4/15/49		569,000	805,634
Virgin Media Finance PLC 5% 7/15/30 (d)		5,430,000	5,701,500
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)		2,850,000	2,835,437
6.125% 3/1/28 (d)		10,480,000	11,082,600
			390,284,532
Entertainment - 0.3%
Netflix, Inc.:
4.875% 4/15/28		8,895,000	10,184,775
5.375% 11/15/29 (d)		955,000	1,140,318
5.875% 11/15/28		3,270,000	3,949,114
6.375% 5/15/29		1,015,000	1,273,612
The Walt Disney Co.:
3.8% 3/22/30		39,850,000	47,334,833
4.7% 3/23/50		29,296,000	40,857,102
Total Play Telecomunicaciones SA de CV 7.5% 11/12/25 (d)		1,570,000	1,571,162
			106,310,916
Interactive Media & Services - 0.0%
Baidu.com, Inc.:
1.72% 4/9/26		670,000	673,464
2.375% 10/9/30		635,000	652,066
Tencent Holdings Ltd.:
2.39% 6/3/30 (d)		800,000	820,500
3.975% 4/11/29 (d)		480,000	545,250
			2,691,280
Media - 1.7%
Altice Financing SA:
5% 1/15/28 (d)		7,220,000	7,374,291
7.5% 5/15/26 (d)		14,513,000	15,311,215
Altice France Holding SA 6% 2/15/28 (d)		12,670,000	12,859,417
Cable Onda SA 4.5% 1/30/30 (d)		1,405,000	1,534,084
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)		565,000	586,131
4.5% 8/15/30 (d)		3,170,000	3,340,388
4.5% 5/1/32 (d)		6,215,000	6,568,634
5% 2/1/28 (d)		12,200,000	12,825,250
5.125% 5/1/27 (d)		9,222,000	9,702,605
5.5% 5/1/26 (d)		3,769,000	3,925,414
5.75% 2/15/26 (d)		13,912,000	14,421,318
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22		13,008,000	13,748,934
4.908% 7/23/25		13,008,000	15,057,151
5.375% 5/1/47		32,692,000	41,447,312
6.484% 10/23/45		9,078,000	12,943,737
Clear Channel International BV 6.625% 8/1/25 (d)		200,000	208,500
Comcast Corp.:
3.9% 3/1/38		3,341,000	4,109,790
4.65% 7/15/42		7,870,000	10,645,784
6.45% 3/15/37		1,399,000	2,146,294
CSC Holdings LLC:
4.125% 12/1/30 (d)		4,765,000	4,930,822
5.5% 5/15/26 (d)		4,409,000	4,585,360
5.5% 4/15/27 (d)		6,077,000	6,414,274
5.75% 1/15/30 (d)		15,240,000	16,443,808
7.5% 4/1/28 (d)		3,026,000	3,373,581
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		4,265,000	3,305,375
Discovery Communications LLC:
3.625% 5/15/30		13,528,000	15,419,674
4.65% 5/15/50		36,524,000	44,821,800
DISH DBS Corp.:
5.875% 11/15/24		8,151,000	8,668,874
7.75% 7/1/26		863,000	981,852
Dolya Holdco 18 DAC 5% 7/15/28 (d)		5,710,000	5,881,300
Fox Corp.:
3.666% 1/25/22		2,306,000	2,392,256
4.03% 1/25/24		4,055,000	4,470,386
4.709% 1/25/29		5,868,000	7,094,809
5.476% 1/25/39		5,787,000	8,047,345
5.576% 1/25/49		3,840,000	5,610,845
Gray Television, Inc. 4.75% 10/15/30 (d)		2,285,000	2,316,419
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	3,100,000	3,485,032
2.125% 10/16/26 (Reg. S)	EUR	6,400,000	7,224,083
2.75% 4/13/23 (Reg. S)	EUR	4,600,000	5,461,046
Meredith Corp. 6.875% 2/1/26		3,220,000	3,203,900
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)		6,045,000	6,286,800
6.5% 9/15/28 (d)		7,602,000	8,076,365
Sirius XM Radio, Inc.:
4.125% 7/1/30 (d)		1,450,000	1,519,238
5% 8/1/27 (d)		8,421,000	8,860,745
5.375% 7/15/26 (d)		3,915,000	4,071,600
5.5% 7/1/29 (d)		1,410,000	1,543,950
Tegna, Inc. 5% 9/15/29		530,000	557,491
Time Warner Cable, Inc.:
4% 9/1/21		12,918,000	13,127,639
4.5% 9/15/42		20,648,000	23,790,737
5.5% 9/1/41		8,265,000	10,514,113
5.875% 11/15/40		10,540,000	13,643,216
6.55% 5/1/37		29,622,000	40,832,058
7.3% 7/1/38		24,672,000	36,193,590
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		6,001,000	3,400,880
Univision Communications, Inc.:
6.625% 6/1/27 (d)		3,625,000	3,869,688
9.5% 5/1/25 (d)		840,000	930,300
Virgin Media Secured Finance PLC:
4.5% 8/15/30 (d)		4,925,000	5,171,250
5.5% 8/15/26 (d)		2,762,000	2,889,411
VTR Finance BV 6.375% 7/15/28 (d)		830,000	908,850
Ziggo Bond Co. BV:
5.125% 2/28/30 (d)		3,960,000	4,197,600
6% 1/15/27 (d)		7,071,000	7,442,228
Ziggo BV 5.5% 1/15/27 (d)		7,646,000	7,999,245
			558,716,084
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV 3.125% 7/16/22		5,873,000	6,107,920
Bharti Airtel International BV 5.35% 5/20/24 (d)		875,000	961,680
Digicel Group Ltd. 6.75% 3/1/23 (d)		731,000	466,013
Intelsat Jackson Holdings SA 8% 2/15/24 (d)		9,535,000	9,749,538
Millicom International Cellular SA:
4.5% 4/27/31 (d)		1,525,000	1,642,181
6.625% 10/15/26 (d)		14,281,000	15,477,034
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (d)		819,000	924,190
Silknet JSC 11% 4/2/24 (Reg. S)		200,000	212,000
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (d)		23,850,000	27,000,585
3.875% 4/15/30 (d)		50,185,000	57,556,675
4.375% 4/15/40 (d)		5,147,000	6,285,980
4.5% 4/15/50 (d)		10,111,000	12,634,200
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		1,258,000	1,265,120
VimpelCom Holdings BV:
3.375% 11/25/27 (d)		1,110,000	1,130,824
7.25% 4/26/23 (d)		1,155,000	1,278,874
Vodafone Group PLC:
2.625% 8/27/80 (Reg. S) (e)	EUR	1,650,000	2,014,947
6.25% 10/3/78 (Reg. S) (e)		1,000,000	1,107,540
VTR Comunicaciones SpA 5.125% 1/15/28 (d)		1,100,000	1,172,875
			146,988,176
TOTAL COMMUNICATION SERVICES			1,204,990,988
CONSUMER DISCRETIONARY - 2.0%
Auto Components - 0.0%
Metalsa SA de CV 4.9% 4/24/23 (d)		2,553,000	2,642,355
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	2,543,000	2,897,733
			5,540,088
Automobiles - 0.3%
General Motors Financial Co., Inc.:
4% 1/15/25		11,521,000	12,610,427
4.2% 3/1/21		16,735,000	16,826,301
4.25% 5/15/23		3,453,000	3,719,503
4.375% 9/25/21		30,556,000	31,429,869
Volkswagen Financial Services AG 3% 4/6/25 (Reg. S)	EUR	1,300,000	1,734,827
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (d)		22,286,000	23,013,017
3.125% 5/12/23 (d)		19,413,000	20,508,549
			109,842,493
Distributors - 0.0%
CTP BV:
0.625% 11/27/23 (Reg. S)	EUR	2,950,000	3,531,540
2.125% 10/1/25 (Reg. S)	EUR	2,500,000	3,117,364
			6,648,904
Diversified Consumer Services - 0.1%
Frontdoor, Inc. 6.75% 8/15/26 (d)		2,244,000	2,401,080
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		9,925,000	10,135,906
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		5,393,000	5,893,277
Laureate Education, Inc. 8.25% 5/1/25 (d)		6,345,000	6,725,700
Service Corp. International 5.125% 6/1/29		4,485,000	4,983,956
Sotheby's 7.375% 10/15/27 (d)(f)		8,353,000	8,770,650
			38,910,569
Hotels, Restaurants & Leisure - 0.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30 (d)		12,600,000	12,600,000
4.25% 5/15/24 (d)		963,000	982,568
4.375% 1/15/28 (d)		4,880,000	5,038,600
5.75% 4/15/25 (d)		1,735,000	1,852,390
Aramark Services, Inc.:
4.75% 6/1/26		3,998,000	4,085,956
5% 2/1/28 (d)		32,664,000	34,305,366
6.375% 5/1/25 (d)		10,195,000	10,857,675
Boyd Gaming Corp.:
4.75% 12/1/27		4,730,000	4,806,626
6% 8/15/26		1,810,000	1,884,663
6.375% 4/1/26		3,955,000	4,108,256
Caesars Entertainment, Inc.:
6.25% 7/1/25 (d)		9,230,000	9,843,703
8.125% 7/1/27 (d)		11,515,000	12,665,867
Caesars Resort Collection LLC 5.25% 10/15/25 (d)		10,264,000	10,264,000
Carnival Corp. 7.625% 3/1/26 (d)		1,725,000	1,819,875
Golden Entertainment, Inc. 7.625% 4/15/26 (d)		9,841,000	10,185,435
Golden Nugget, Inc. 6.75% 10/15/24 (d)		8,960,000	8,758,400
Hilton Domestic Operating Co., Inc.:
4.25% 9/1/24		4,638,000	4,687,302
5.75% 5/1/28 (d)		420,000	452,025
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		1,644,000	1,682,009
4.875% 4/1/27		975,000	1,016,330
InterContinental Hotel Group PLC:
3.375% 10/8/28 (Reg. S)	GBP	5,990,000	8,632,212
3.75% 8/14/25 (Reg. S)	GBP	300,000	432,839
Marriott Ownership Resorts, Inc.:
4.75% 1/15/28		1,395,000	1,405,463
6.125% 9/15/25 (d)		1,365,000	1,453,875
McDonald's Corp.:
3.5% 7/1/27		6,642,000	7,595,932
3.6% 7/1/30		7,896,000	9,260,770
4.2% 4/1/50		3,991,000	5,104,912
MCE Finance Ltd.:
4.875% 6/6/25 (d)		8,578,000	8,761,992
5.375% 12/4/29 (d)		2,707,000	2,770,313
5.75% 7/21/28 (d)		3,927,000	4,125,314
NagaCorp Ltd.:
7.95% 7/6/24 (Reg. S)		890,000	916,422
9.375% 5/21/21 (d)		1,450,000	1,471,750
NCL Corp. Ltd. 12.25% 5/15/24 (d)		195,000	231,260
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (d)		1,425,000	1,542,563
10.875% 6/1/23 (d)		1,070,000	1,210,438
11.5% 6/1/25(d)		5,120,000	5,996,800
Scientific Games Corp. 5% 10/15/25 (d)		5,249,000	5,399,909
Stars Group Holdings BV 7% 7/15/26 (d)		13,260,000	14,022,450
Station Casinos LLC:
4.5% 2/15/28 (d)		8,951,000	8,816,735
5% 10/1/25 (d)		5,044,000	5,081,830
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (d)		618,000	602,550
Times Square Hotel Trust 8.528% 8/1/26 (d)		1,041,281	1,132,178
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (d)		3,284,000	3,390,730
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (d)		4,848,000	4,896,480
5.5% 3/1/25 (d)		3,035,000	3,095,700
Wynn Macau Ltd.:
4.875% 10/1/24 (d)		4,625,000	4,640,898
5.5% 1/15/26 (d)		620,000	628,525
5.5% 10/1/27 (d)		4,970,000	5,008,828
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.75% 4/15/25 (d)		4,320,000	4,659,768
Yum! Brands, Inc. 7.75% 4/1/25 (d)		9,860,000	10,919,950
			275,106,432
Household Durables - 0.0%
Adams Homes, Inc. 7.5% 2/15/25 (d)		505,000	520,150
Newell Brands, Inc. 5.875% 4/1/36		625,000	750,000
			1,270,150
Internet & Direct Marketing Retail - 0.1%
B2W Digital Lux SARL 4.375% 12/20/30 (d)		1,175,000	1,212,588
Expedia, Inc.:
6.25% 5/1/25 (d)		575,000	656,938
7% 5/1/25 (d)		180,000	197,099
JD.com, Inc. 3.375% 1/14/30		1,200,000	1,304,971
Match Group Holdings II LLC 4.125% 8/1/30 (d)		1,245,000	1,288,575
Meituan:
2.125% 10/28/25 (d)		1,060,000	1,072,137
3.05% 10/28/30 (d)		1,235,000	1,277,504
Prosus NV:
3.68% 1/21/30 (d)		560,000	610,400
4.027% 8/3/50 (d)		1,605,000	1,705,313
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		5,547,000	5,990,760
			15,316,285
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22		7,080,000	7,329,311
3% 11/19/24		16,110,000	17,349,614
Mattel, Inc.:
5.45% 11/1/41		420,000	445,200
5.875% 12/15/27 (d)		1,375,000	1,515,938
6.2% 10/1/40		3,790,000	4,254,275
6.75% 12/31/25 (d)		8,392,000	8,825,866
			39,720,204
Multiline Retail - 0.1%
John Lewis PLC 6.125% 1/21/25	GBP	5,229,000	7,758,434
Marks & Spencer PLC:
3.75% 5/19/26 (Reg. S)	GBP	2,100,000	2,830,062
4.5% 7/10/27 (Reg. S)	GBP	2,400,000	3,260,576
Nordstrom, Inc. 8.75% 5/15/25 (d)		245,000	273,175
			14,122,247
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30		2,958,000	3,556,058
AutoZone, Inc.:
3.625% 4/15/25		4,471,000	4,980,050
4% 4/15/30		20,750,000	24,419,994
L Brands, Inc.:
5.25% 2/1/28		595,000	617,313
6.625% 10/1/30 (d)		920,000	1,012,000
6.694% 1/15/27		835,000	891,363
6.75% 7/1/36		4,915,000	5,303,088
6.875% 11/1/35		615,000	669,581
Lowe's Companies, Inc. 4.5% 4/15/30		15,047,000	18,596,386
O'Reilly Automotive, Inc. 4.2% 4/1/30		4,640,000	5,566,875
TJX Companies, Inc.:
3.75% 4/15/27		16,937,000	19,610,536
3.875% 4/15/30		31,450,000	37,651,141
			122,874,385
Textiles, Apparel & Luxury Goods - 0.0%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (d)(g)		425,000	32,539
The William Carter Co. 5.625% 3/15/27 (d)		2,460,000	2,592,225
Wolverine World Wide, Inc. 6.375% 5/15/25 (d)		5,870,000	6,222,200
			8,846,964
TOTAL CONSUMER DISCRETIONARY			638,198,721
CONSUMER STAPLES - 2.5%
Beverages - 1.2%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		23,011,000	28,596,757
4.9% 2/1/46		28,689,000	37,292,090
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		33,300,000	38,467,032
4.35% 6/1/40		13,754,000	17,043,499
4.5% 6/1/50		35,000,000	43,831,343
4.6% 6/1/60		14,912,000	19,049,663
4.75% 4/15/58		17,929,000	23,647,815
5.45% 1/23/39		18,170,000	24,750,851
5.55% 1/23/49		34,229,000	49,133,984
5.8% 1/23/59 (Reg. S)		36,395,000	55,541,147
Central American Bottling Corp. 5.75% 1/31/27 (d)		868,000	923,335
Constellation Brands, Inc. 4.25% 5/1/23		3,316,000	3,608,138
The Coca-Cola Co.:
3.375% 3/25/27		24,915,000	28,599,880
3.45% 3/25/30		13,895,000	16,372,074
			386,857,608
Food & Staples Retailing - 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 2/15/23 (d)		145,000	148,698
Performance Food Group, Inc.:
5.5% 10/15/27 (d)		4,857,000	5,166,634
6.875% 5/1/25 (d)		5,895,000	6,337,125
Sysco Corp.:
5.65% 4/1/25		10,949,000	13,048,531
5.95% 4/1/30		13,280,000	17,534,405
6.6% 4/1/40		13,280,000	19,597,988
6.6% 4/1/50		13,280,000	20,593,776
Tesco Corporate Treasury Services PLC 2.75% 4/27/30 (Reg. S)	GBP	1,600,000	2,323,247
U.S. Foods, Inc. 6.25% 4/15/25 (d)		3,915,000	4,163,779
Walgreens Boots Alliance, Inc. 3.3% 11/18/21		6,403,000	6,548,608
			95,462,791
Food Products - 0.3%
Camposol SA 6% 2/3/27 (d)		605,000	644,325
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (d)		1,647,000	1,721,115
Darling Ingredients, Inc. 5.25% 4/15/27 (d)		5,655,000	6,022,575
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		1,207,000	1,349,200
H.J. Heinz Finance Co. 7.125% 8/1/39 (d)		424,000	594,673
JBS Investments II GmbH 7% 1/15/26 (d)		517,000	556,669
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (d)		17,610,000	18,160,313
6.75% 2/15/28 (d)		1,480,000	1,646,500
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (d)		4,445,000	4,996,625
6.5% 4/15/29 (d)		12,545,000	14,364,025
Kraft Foods Group, Inc.:
5% 6/4/42		424,000	485,319
6.5% 2/9/40		424,000	561,013
Kraft Heinz Foods Co.:
4.625% 10/1/39 (d)		424,000	467,682
5% 7/15/35		5,584,000	6,578,067
Lamb Weston Holdings, Inc. 4.875% 5/15/28 (d)		7,465,000	8,286,150
MHP SA 7.75% 5/10/24 (d)		900,000	980,156
Post Holdings, Inc.:
4.625% 4/15/30 (d)		2,555,000	2,667,420
5% 8/15/26 (d)		6,204,000	6,436,650
5.5% 12/15/29 (d)		6,955,000	7,546,175
5.625% 1/15/28 (d)		1,905,000	2,026,444
5.75% 3/1/27 (d)		8,629,000	9,082,023
TreeHouse Foods, Inc. 4% 9/1/28		3,650,000	3,705,480
			98,878,599
Personal Products - 0.0%
Prestige Brands, Inc. 6.375% 3/1/24 (d)		1,223,000	1,253,306
Tobacco - 0.7%
Altria Group, Inc.:
2.85% 8/9/22		6,099,000	6,346,863
3.875% 9/16/46		28,850,000	31,053,553
4% 1/31/24		4,082,000	4,483,005
4.25% 8/9/42		17,795,000	20,043,216
4.5% 5/2/43		11,887,000	13,665,475
4.8% 2/14/29		17,974,000	21,516,640
5.375% 1/31/44		21,453,000	27,864,124
5.95% 2/14/49		14,275,000	20,294,949
BAT Capital Corp. 4.7% 4/2/27		2,600,000	3,043,644
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (d)		12,260,000	13,476,827
3.75% 7/21/22 (d)		12,933,000	13,457,474
4.25% 7/21/25 (d)		11,765,000	13,213,609
Reynolds American, Inc.:
4.45% 6/12/25		9,399,000	10,728,176
5.7% 8/15/35		2,699,000	3,410,488
5.85% 8/15/45		22,737,000	29,050,855
6.15% 9/15/43		2,874,000	3,757,251
7.25% 6/15/37		3,221,000	4,432,037
			239,838,186
TOTAL CONSUMER STAPLES			822,290,490
ENERGY - 5.7%
Energy Equipment & Services - 0.1%
ADES International Holding Ltd. 8.625% 4/24/24 (d)		1,475,000	1,412,313
Borets Finance DAC 6% 9/17/26 (d)		995,000	1,012,413
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21		12,030,000	12,342,138
Halliburton Co.:
3.8% 11/15/25		382,000	422,406
4.85% 11/15/35		5,447,000	6,182,288
Jonah Energy LLC 7.25% 10/15/25 (d)(g)		4,725,000	94,500
Oleoducto Central SA 4% 7/14/27 (d)		925,000	996,688
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		1,621,000	1,947,632
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		260,000	325,244
The Oil and Gas Holding Co.:
7.5% 10/25/27 (d)		1,352,000	1,500,720
7.625% 11/7/24 (d)		2,315,000	2,550,117
8.375% 11/7/28 (d)		485,000	558,205
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)		645,000	541,800
			29,886,464
Oil, Gas & Consumable Fuels - 5.6%
Amerada Hess Corp.:
7.125% 3/15/33		3,656,000	4,613,225
7.3% 8/15/31		4,354,000	5,419,710
Apache Corp.:
4.25% 1/15/30		840,000	835,800
5.1% 9/1/40		3,600,000	3,694,500
5.35% 7/1/49		775,000	751,750
7.375% 8/15/47		765,000	814,725
Canadian Natural Resources Ltd.:
3.9% 2/1/25		15,925,000	17,375,203
5.85% 2/1/35		6,942,000	8,466,045
Cenovus Energy, Inc. 4.25% 4/15/27		22,916,000	24,423,649
Cheniere Energy Partners LP:
5.25% 10/1/25		21,207,000	21,763,684
5.625% 10/1/26		8,812,000	9,197,525
Cheniere Energy, Inc. 4.625% 10/15/28 (d)		5,150,000	5,336,688
Citgo Holding, Inc. 9.25% 8/1/24 (d)		1,165,000	1,039,763
Citgo Petroleum Corp.:
6.25% 8/15/22 (d)		13,505,000	13,183,581
7% 6/15/25 (d)		1,820,000	1,774,500
CNX Resources Corp. 6% 1/15/29 (d)		1,090,000	1,100,900
Columbia Pipeline Group, Inc. 4.5% 6/1/25		2,999,000	3,450,512
Comstock Resources, Inc. 9.75% 8/15/26		7,539,000	7,973,246
Continental Resources, Inc. 5.75% 1/15/31 (d)		3,610,000	3,871,725
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)		15,138,000	14,559,516
5.75% 4/1/25		12,254,000	12,162,095
6.25% 4/1/23		9,895,000	9,939,824
CVR Energy, Inc.:
5.25% 2/15/25 (d)		7,785,000	6,850,800
5.75% 2/15/28 (d)		1,540,000	1,289,750
DCP Midstream LLC:
4.75% 9/30/21 (d)		7,220,000	7,319,275
5.85% 5/21/43 (d)(e)		16,107,000	12,885,600
DCP Midstream Operating LP:
3.875% 3/15/23		3,524,000	3,612,100
5.125% 5/15/29		11,466,000	12,146,736
5.375% 7/15/25		5,606,000	6,047,473
5.6% 4/1/44		65,000	60,775
5.625% 7/15/27		5,780,000	6,256,850
Delek Overriding Royalty 7.494% 12/30/23 (Reg. S) (d)		1,585,000	1,585,000
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (e)		1,302,087	857,546
Duke Energy Field Services:
6.45% 11/3/36 (d)		8,754,000	8,841,540
8.125% 8/16/30		286,000	346,060
Ecopetrol SA:
5.875% 5/28/45		505,000	598,652
6.875% 4/29/30		505,000	638,320
EG Global Finance PLC:
6.75% 2/7/25 (d)		5,870,000	6,075,450
8.5% 10/30/25 (d)		8,795,000	9,476,173
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)		5,762,000	6,266,175
Enable Midstream Partners LP 3.9% 5/15/24 (e)		2,707,000	2,721,394
Enbridge Energy Partners LP 4.2% 9/15/21		8,493,000	8,662,642
Enbridge, Inc.:
4% 10/1/23		9,942,000	10,770,100
4.25% 12/1/26		4,925,000	5,700,166
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (d)		410,000	421,788
5.75% 1/30/28 (d)		4,367,000	4,644,305
6.625% 7/15/25 (d)		1,277,000	1,361,129
Energy Transfer Partners LP:
3.75% 5/15/30		8,703,000	9,025,352
4.2% 9/15/23		3,683,000	3,921,259
4.25% 3/15/23		3,594,000	3,782,738
4.5% 4/15/24		4,042,000	4,356,671
4.95% 6/15/28		12,566,000	14,050,853
5% 5/15/50		19,455,000	20,635,833
5.25% 4/15/29		6,576,000	7,442,425
5.8% 6/15/38		7,006,000	7,740,538
6% 6/15/48		4,563,000	5,129,749
6.25% 4/15/49		4,516,000	5,277,381
EQM Midstream Partners LP 6.5% 7/1/27 (d)		2,840,000	3,131,100
Exxon Mobil Corp. 3.482% 3/19/30		61,580,000	71,198,213
FEL Energy VI SARL 5.75% 12/1/40 (d)(f)		770,000	810,040
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (d)		1,570,000	1,621,025
GeoPark Ltd. 6.5% 9/21/24 (d)		1,345,000	1,370,395
Georgian Oil & Gas Corp. 6.75% 4/26/21 (d)		1,134,000	1,148,175
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29 (d)		5,155,000	5,509,922
7% 8/1/27		5,189,000	5,542,786
Hess Corp.:
4.3% 4/1/27		3,221,000	3,478,049
5.6% 2/15/41		5,395,000	6,350,329
5.8% 4/1/47		15,757,000	19,499,909
Hess Midstream Partners LP:
5.125% 6/15/28 (d)		4,372,000	4,484,011
5.625% 2/15/26 (d)		9,327,000	9,630,128
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (d)		3,964,000	3,864,900
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		6,695,000	6,591,897
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (d)		935,000	1,007,463
KazMunaiGaz National Co.:
3.5% 4/14/33 (d)		915,000	993,233
4.75% 4/24/25 (d)		283,000	319,436
5.75% 4/19/47 (d)		460,000	607,344
Kinder Morgan Energy Partners LP:
3.45% 2/15/23		6,689,000	7,042,934
3.5% 3/1/21		7,224,000	7,241,407
5.5% 3/1/44		27,364,000	34,062,816
6.55% 9/15/40		1,203,000	1,597,173
Kinder Morgan, Inc.:
5% 2/15/21 (d)		6,757,000	6,792,916
5.05% 2/15/46		3,092,000	3,722,018
5.55% 6/1/45		7,786,000	9,844,739
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		4,270,000	3,843,000
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (d)		990,000	1,045,737
6.125% 6/30/25 (Reg. S) (d)		1,010,000	1,088,275
Marathon Petroleum Corp. 5.125% 3/1/21		6,484,000	6,557,653
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		290,000	303,775
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (d)		945,000	980,360
MEG Energy Corp. 7.125% 2/1/27 (d)		4,385,000	4,297,300
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.3418% 9/9/22 (e)(h)		8,773,000	8,774,277
4.5% 7/15/23		6,299,000	6,828,273
4.8% 2/15/29		3,672,000	4,319,540
4.875% 12/1/24		8,532,000	9,679,829
5.5% 2/15/49		11,018,000	13,696,213
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		1,330,000	1,366,991
7.625% 11/8/26 (d)		565,000	570,650
New Fortress Energy LLC 6.75% 9/15/25 (d)		9,007,000	9,569,938
Nostrum Oil & Gas Finance BV 8% 7/25/22 (d)(g)		7,356,000	1,912,560
Occidental Petroleum Corp.:
2.7% 8/15/22		5,018,000	4,944,235
2.9% 8/15/24		18,712,000	17,448,940
3.2% 8/15/26		2,231,000	1,964,842
3.4% 4/15/26		2,890,000	2,586,550
3.5% 8/15/29		11,397,000	9,972,375
4.2% 3/15/48		2,895,000	2,330,475
4.3% 8/15/39		2,539,000	2,094,675
4.4% 4/15/46		4,474,000	3,766,616
4.4% 8/15/49		4,310,000	3,501,875
4.5% 7/15/44		30,708,000	25,334,100
5.55% 3/15/26		22,157,000	22,121,770
6.2% 3/15/40		1,475,000	1,408,625
6.45% 9/15/36		24,061,000	23,514,815
6.6% 3/15/46		18,160,000	17,751,400
7.5% 5/1/31		31,005,000	32,594,006
7.875% 9/15/31		935,000	1,000,179
8.875% 7/15/30		3,205,000	3,617,644
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (d)		6,120,000	6,089,400
Pemex Project Funding Master Trust:
6.625% 6/15/35		5,003,000	4,621,521
8.625% 2/1/22		1,485,000	1,522,125
Petrobras Global Finance BV:
5.093% 1/15/30		99,848,000	109,698,005
5.75% 2/1/29		840,000	967,838
6.75% 6/3/50		1,010,000	1,188,417
6.9% 3/19/49		540,000	651,699
7.25% 3/17/44		28,700,000	35,579,031
7.375% 1/17/27		430,000	531,588
8.75% 5/23/26		1,984,000	2,573,248
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		1,640,000	1,971,280
Petroleos de Venezuela SA:
5.375% 4/12/27 (g)		621,100	19,875
6% 5/16/24 (d)(g)		3,207,669	102,645
6% 11/15/26 (d)(g)		2,790,167	90,680
12.75% 2/17/22 (d)(g)		172,000	5,504
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.9003% 3/11/22 (e)(h)		1,125,000	1,125,000
2.5% 11/24/22 (Reg. S)	EUR	1,954,000	2,295,138
2.75% 4/21/27 (Reg. S)	EUR	2,345,000	2,505,272
3.5% 1/30/23		1,850,000	1,843,641
3.625% 11/24/25 (Reg. S)	EUR	1,421,000	1,633,065
3.75% 2/21/24 (Reg. S)	EUR	8,001,000	9,466,448
4.5% 1/23/26		22,915,000	21,643,218
4.875% 1/24/22		1,700,000	1,742,500
4.875% 1/18/24		6,441,000	6,536,407
5.375% 3/13/22		770,000	786,844
5.95% 1/28/31		60,492,000	56,225,427
6.35% 2/12/48		43,373,000	36,331,667
6.375% 2/4/21		325,000	326,219
6.49% 1/23/27		36,590,000	36,590,000
6.5% 3/13/27		58,538,000	58,446,534
6.5% 6/2/41		380,000	327,714
6.75% 9/21/47		31,543,000	27,158,523
6.84% 1/23/30		80,806,000	78,870,696
6.875% 10/16/25 (d)		1,700,000	1,776,517
6.95% 1/28/60		23,467,000	20,122,953
7.69% 1/23/50		54,230,000	49,905,158
Petronas Capital Ltd. 3.5% 4/21/30 (d)		625,000	715,287
Phillips 66 Co.:
3.7% 4/6/23		1,863,000	1,993,246
3.85% 4/9/25		2,401,000	2,685,949
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		4,919,000	5,042,024
3.6% 11/1/24		4,912,000	5,128,182
3.65% 6/1/22		4,550,000	4,673,402
PT Adaro Indonesia 4.25% 10/31/24 (d)		1,630,000	1,665,147
Rattler Midstream LP 5.625% 7/15/25 (d)		8,035,000	8,481,947
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22		7,228,000	7,571,404
Rockies Express Pipeline LLC 6.875% 4/15/40 (d)		990,000	1,049,400
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (d)		31,000,000	36,168,508
Sanchez Energy Corp. 7.25% 2/15/23 (c)(d)(g)		7,883,000	1
Saudi Arabian Oil Co.:
1.625% 11/24/25 (d)		645,000	656,616
3.5% 4/16/29 (d)		5,525,000	6,112,031
4.25% 4/16/39 (d)		2,620,000	3,049,844
4.375% 4/16/49 (d)		1,495,000	1,811,957
Sibur Securities DAC 2.95% 7/8/25 (d)		610,000	625,250
Sinopec Group Overseas Development Ltd. 2.7% 5/13/30 (d)		600,000	620,813
Southwestern Energy Co. 6.45% 1/23/25 (e)		21,859,000	22,296,180
Sunoco Logistics Partner Operations LP 5.4% 10/1/47		32,027,000	34,106,709
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (d)		5,865,000	6,062,944
5.5% 2/15/26		3,275,000	3,365,881
5.875% 3/15/28		2,625,000	2,808,750
6% 4/15/27		125,000	133,875
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 5.5% 1/15/28 (d)		285,000	271,463
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.875% 2/1/31 (d)		6,545,000	6,962,244
5.125% 2/1/25		6,329,000	6,487,225
5.5% 3/1/30 (d)		1,270,000	1,377,467
5.875% 4/15/26		3,705,000	3,899,513
Tecpetrol SA 4.875% 12/12/22 (d)		265,000	256,093
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		1,162,000	1,209,933
The Williams Companies, Inc.:
3.5% 11/15/30		32,834,000	36,352,193
4.55% 6/24/24		21,661,000	24,332,884
5.75% 6/24/44		12,223,000	15,360,993
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30 (d)		3,952,000	4,348,707
3.95% 5/15/50 (d)		12,733,000	14,072,547
Transportadora de Gas del Sur SA 6.75% 5/2/25 (d)		1,553,000	1,359,846
Tullow Oil PLC:
6.25% 4/15/22 (d)		7,035,000	5,276,250
6.25% 4/15/22 (Reg. S)		1,470,000	1,102,500
Valero Energy Corp.:
2.7% 4/15/23		6,494,000	6,750,552
2.85% 4/15/25		3,736,000	3,923,828
Viper Energy Partners LP 5.375% 11/1/27 (d)		7,056,000	7,450,783
Western Gas Partners LP:
3.95% 6/1/25		4,286,000	4,264,570
4.1% 2/1/25		4,380,000	4,370,320
4.65% 7/1/26		6,704,000	6,857,388
4.75% 8/15/28		3,701,000	3,830,535
5.05% 2/1/30		7,360,000	7,860,811
5.3% 3/1/48		2,205,000	1,973,475
6.25% 2/1/50		775,000	771,125
Williams Partners LP:
3.9% 1/15/25		16,989,000	18,750,757
4% 9/15/25		1,911,000	2,139,612
4.3% 3/4/24		26,077,000	28,615,963
4.5% 11/15/23		4,667,000	5,154,322
YPF SA:
8.5% 3/23/21 (Reg. S)		4,650,000	4,358,503
8.5% 3/23/25 (d)		2,099,000	1,605,525
8.75% 4/4/24 (d)		7,214,000	5,811,779
			1,822,053,465
TOTAL ENERGY			1,851,939,929
FINANCIALS - 13.3%
Banks - 4.9%
ABN AMRO Bank NV 4.4% 3/27/28 (Reg. S) (e)		3,200,000	3,404,954
AIB Group PLC 1.875% 11/19/29 (Reg. S) (e)	EUR	2,400,000	2,892,900
Alpha Bank AE 4.25% 2/13/30 (Reg. S) (e)	EUR	1,350,000	1,460,563
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (d)		262,000	269,123
Banco Espirito Santo SA 4% 12/31/49 (Reg. S) (g)	EUR	1,300,000	201,592
Banco Macro SA 6.75% 11/4/26 (d)(e)		1,855,000	1,458,494
Bank Ireland Group PLC:
2.375% 10/14/29 (Reg. S) (e)	EUR	3,900,000	4,745,064
3.125% 9/19/27 (Reg. S) (e)	GBP	2,600,000	3,500,554
Bank of America Corp.:
2.496% 2/13/31 (e)		10,000,000	10,574,596
3.004% 12/20/23 (e)		32,898,000	34,560,742
3.3% 1/11/23		574,000	608,823
3.419% 12/20/28 (e)		14,844,000	16,703,527
3.5% 4/19/26		13,098,000	14,853,834
3.705% 4/24/28 (e)		20,736,000	23,648,498
3.864% 7/23/24 (e)		43,427,000	47,114,336
3.95% 4/21/25		10,930,000	12,257,402
4.1% 7/24/23		7,314,000	8,006,802
4.2% 8/26/24		25,822,000	28,889,884
4.25% 10/22/26		9,380,000	10,947,053
4.45% 3/3/26		4,916,000	5,737,237
Barclays Bank PLC 1.7% 5/12/22		11,119,000	11,316,140
Barclays PLC:
2% 2/7/28 (Reg. S) (e)	EUR	2,350,000	2,862,883
2.852% 5/7/26 (e)		31,500,000	33,437,258
3.25% 1/12/21		13,452,000	13,492,380
3.932% 5/7/25 (e)		5,127,000	5,580,091
4.375% 1/12/26		15,982,000	18,243,099
5.088% 6/20/30 (e)		26,155,000	30,823,079
5.2% 5/12/26		12,530,000	14,481,798
Biz Finance PLC 9.625% 4/27/22 (d)		870,750	903,403
BNP Paribas SA 2.219% 6/9/26 (d)(e)		28,625,000	29,828,546
BTA Bank JSC 5.5% 12/21/22 (d)		1,794,268	1,799,315
CIT Group, Inc. 3.929% 6/19/24 (e)		4,855,000	5,122,511
Citigroup, Inc.:
2.666% 1/29/31 (e)		10,000,000	10,742,159
2.75% 4/25/22		15,927,000	16,422,528
3.142% 1/24/23 (e)		14,530,000	14,965,982
3.352% 4/24/25 (e)		17,534,000	19,004,449
4.05% 7/30/22		3,378,000	3,576,502
4.3% 11/20/26		7,797,000	9,021,567
4.4% 6/10/25		31,901,000	36,533,890
4.412% 3/31/31 (e)		42,031,000	50,706,359
4.45% 9/29/27		19,254,000	22,579,610
4.6% 3/9/26		8,567,000	10,024,801
5.5% 9/13/25		14,874,000	17,903,209
Citizens Financial Group, Inc. 2.638% 9/30/32 (d)		10,185,000	10,618,451
Commonwealth Bank of Australia 3.61% 9/12/34 (d)(e)		9,644,000	10,540,900
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22		19,558,000	20,691,038
CYBG PLC 3.125% 6/22/25 (Reg. S) (e)	GBP	1,489,000	2,047,213
Danske Bank A/S:
0.875% 5/22/23 (Reg. S)	EUR	2,150,000	2,616,202
2.25% 1/14/28 (Reg. S) (e)	GBP	3,450,000	4,768,311
5.375% 1/12/24 (Reg. S)		6,050,000	6,817,001
Development Bank of Mongolia 7.25% 10/23/23 (d)		306,000	326,942
Discover Bank 4.2% 8/8/23		11,373,000	12,447,831
Fifth Third Bancorp 8.25% 3/1/38		2,973,000	5,021,383
Georgia Bank Joint Stock Co. 6% 7/26/23 (d)		2,613,000	2,743,650
HAT Holdings I LLC/HAT Holdings II LLC 5.25% 7/15/24 (d)		670,000	696,800
HSBC Holdings PLC:
1.645% 4/18/26 (e)		1,200,000	1,216,940
4.25% 3/14/24		3,945,000	4,325,778
4.95% 3/31/30		5,616,000	6,983,274
Huntington Bancshares, Inc. 7% 12/15/20		1,816,000	1,820,224
Intesa Sanpaolo SpA:
3.875% 7/14/27 (d)		5,666,000	6,228,849
5.017% 6/26/24 (d)		4,094,000	4,470,925
5.71% 1/15/26 (d)		27,047,000	30,660,413
Itau Unibanco Holding SA 6.2% 12/21/21 (Reg. S)		624,000	653,765
JPMorgan Chase & Co.:
2.739% 10/15/30 (e)		10,000,000	10,851,393
2.956% 5/13/31 (e)		16,800,000	18,277,530
3.25% 9/23/22		11,737,000	12,357,923
3.797% 7/23/24 (e)		44,260,000	47,947,727
3.875% 9/10/24		22,801,000	25,404,144
4.125% 12/15/26		20,651,000	24,137,862
4.452% 12/5/29 (e)		40,200,000	48,760,036
4.493% 3/24/31 (e)		60,900,000	74,658,803
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		200,000	201,500
NatWest Markets PLC 2.375% 5/21/23 (d)		33,596,000	34,950,927
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (e)	EUR	11,584,000	14,025,244
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (d)		488,750	508,758
Rabobank Nederland 4.375% 8/4/25		16,524,000	18,883,642
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (e)		18,007,000	19,441,731
3.622% 8/14/30 (Reg. S) (e)	GBP	1,250,000	1,779,855
4.8% 4/5/26		15,141,000	17,761,950
5.125% 5/28/24		44,276,000	49,408,434
6% 12/19/23		74,798,000	84,959,059
6.1% 6/10/23		26,301,000	29,401,160
6.125% 12/15/22		27,112,000	29,794,195
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (d)		1,330,000	1,323,350
Turkiye Garanti Bankasi A/S 6.25% 4/20/21 (Reg. S)		2,600,000	2,630,063
Turkiye Vakiflar Bankasi TAO 5.75% 1/30/23 (d)		1,452,000	1,446,555
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (e)	EUR	5,050,000	6,080,818
6.572% 1/14/22 (d)		23,534,000	24,883,675
Wells Fargo & Co.:
2.406% 10/30/25 (e)		18,129,000	19,090,022
2.572% 2/11/31 (e)		10,000,000	10,600,964
4.478% 4/4/31 (e)		58,414,000	71,130,571
5.013% 4/4/51 (e)		83,211,000	118,535,498
Westpac Banking Corp. 4.11% 7/24/34 (e)		13,519,000	15,348,875
			1,581,485,691
Capital Markets - 3.6%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		13,384,000	14,847,189
4.25% 2/15/24		9,340,000	10,275,606
Ares Capital Corp.:
3.875% 1/15/26		47,916,000	50,343,270
4.2% 6/10/24		31,505,000	33,512,407
Credit Suisse Group AG:
2.593% 9/11/25 (d)(e)		38,976,000	41,120,760
3.75% 3/26/25		12,391,000	13,752,405
3.8% 6/9/23		23,347,000	25,126,764
3.869% 1/12/29 (d)(e)		11,793,000	13,351,181
4.194% 4/1/31 (d)(e)		37,508,000	44,201,211
4.207% 6/12/24 (d)(e)		18,061,000	19,578,280
6.5% 8/8/23 (Reg. S)		11,485,000	12,949,338
Deutsche Bank AG:
4.1% 1/13/26		5,495,000	6,049,474
4.5% 4/1/25		51,329,000	54,877,597
Deutsche Bank AG New York Branch:
3.15% 1/22/21		18,290,000	18,345,967
3.3% 11/16/22		30,321,000	31,586,658
5% 2/14/22		29,755,000	31,108,585
5.882% 7/8/31 (e)		10,000,000	11,511,763
Goldman Sachs Group, Inc.:
2.6% 2/7/30		10,000,000	10,750,567
2.876% 10/31/22 (e)		64,328,000	65,739,113
3.2% 2/23/23		10,830,000	11,465,166
3.691% 6/5/28 (e)		128,004,000	146,403,280
3.75% 5/22/25		12,741,000	14,262,414
3.8% 3/15/30		70,690,000	82,644,892
4.25% 10/21/25		5,020,000	5,763,744
6.75% 10/1/37		6,976,000	10,676,162
Moody's Corp.:
3.25% 1/15/28		7,339,000	8,304,354
3.75% 3/24/25		20,324,000	22,836,247
4.875% 2/15/24		6,892,000	7,765,509
Morgan Stanley:
2.699% 1/22/31 (e)		10,000,000	10,837,155
3.125% 1/23/23		8,282,000	8,750,457
3.125% 7/27/26		69,344,000	77,440,756
3.622% 4/1/31 (e)		39,278,000	45,693,659
3.737% 4/24/24 (e)		79,634,000	85,614,149
3.95% 4/23/27		2,007,000	2,311,530
4.431% 1/23/30 (e)		14,132,000	17,212,641
4.875% 11/1/22		16,717,000	18,066,204
5% 11/24/25		27,517,000	32,794,764
5.75% 1/25/21		12,664,000	12,764,172
MSCI, Inc. 4.75% 8/1/26 (d)		2,641,000	2,740,038
State Street Corp. 2.825% 3/30/23 (e)		2,663,000	2,750,728
UBS AG 4.75% 2/12/26 (Reg. S) (e)	EUR	13,533,000	16,261,037
UBS Group Funding Ltd. 4.125% 9/24/25 (d)		12,029,000	13,754,921
			1,166,142,114
Consumer Finance - 2.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24		22,114,000	22,628,494
3.5% 5/26/22		4,764,000	4,899,724
4.125% 7/3/23		13,016,000	13,798,485
4.45% 4/3/26		10,546,000	11,349,871
4.875% 1/16/24		16,603,000	17,882,023
6.5% 7/15/25		13,775,000	15,921,657
Ally Financial, Inc.:
1.45% 10/2/23		8,643,000	8,810,021
3.05% 6/5/23		36,615,000	38,605,747
5.125% 9/30/24		8,417,000	9,653,359
5.75% 11/20/25		5,202,000	6,074,742
5.8% 5/1/25		20,531,000	24,354,075
8% 11/1/31		12,899,000	18,477,247
Capital One Financial Corp.:
2.6% 5/11/23		29,071,000	30,476,125
3.65% 5/11/27		52,443,000	59,559,844
3.8% 1/31/28		20,732,000	23,811,602
Discover Financial Services:
3.85% 11/21/22		22,201,000	23,646,790
3.95% 11/6/24		9,389,000	10,405,126
4.1% 2/9/27		15,432,000	17,582,558
4.5% 1/30/26		15,184,000	17,443,825
5.2% 4/27/22		7,992,000	8,481,553
Ford Motor Credit Co. LLC:
4.063% 11/1/24		77,591,000	80,694,640
4.535% 3/6/25	GBP	1,000,000	1,399,821
4.687% 6/9/25		4,000,000	4,250,000
5.085% 1/7/21		9,629,000	9,653,073
5.113% 5/3/29		4,745,000	5,119,855
5.125% 6/16/25		2,970,000	3,206,709
5.584% 3/18/24		22,436,000	24,090,655
5.596% 1/7/22		19,922,000	20,494,758
Navient Corp.:
7.25% 1/25/22		1,581,000	1,664,003
7.25% 9/25/23		3,210,000	3,498,900
Springleaf Finance Corp.:
6.875% 3/15/25		5,415,000	6,200,175
7.125% 3/15/26		1,390,000	1,600,015
Synchrony Financial:
2.85% 7/25/22		5,574,000	5,757,600
3.75% 8/15/21		4,720,000	4,797,547
3.95% 12/1/27		24,512,000	27,184,707
4.25% 8/15/24		4,751,000	5,216,152
4.375% 3/19/24		19,957,000	21,930,530
5.15% 3/19/29		36,585,000	43,792,365
Toyota Motor Credit Corp. 2.9% 3/30/23		30,215,000	31,968,165
Unifin Financiera SAPI de CV:
7% 1/15/25 (d)		290,000	260,547
7.25% 9/27/23 (d)		30,000	27,975
7.375% 2/12/26 (d)		460,000	408,394
			687,079,454
Diversified Financial Services - 0.7%
1MDB Global Investments Ltd. 4.4% 3/9/23		9,800,000	9,833,688
Brixmor Operating Partnership LP:
3.25% 9/15/23		16,257,000	17,032,577
3.85% 2/1/25		9,126,000	9,879,853
3.875% 8/15/22		13,396,000	13,931,952
4.05% 7/1/30		19,581,000	22,092,312
4.125% 6/15/26		15,162,000	16,827,787
4.125% 5/15/29		18,497,000	21,077,184
Cimpor Financial Operations BV 5.75% 7/17/24 (d)		1,302,000	1,048,110
Equitable Holdings, Inc. 3.9% 4/20/23		3,251,000	3,508,535
Financial & Risk U.S. Holdings, Inc. 6.25% 5/15/26 (d)		1,150,000	1,227,625
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24		5,425,000	5,587,750
5.25% 5/15/27		7,265,000	7,628,250
6.25% 5/15/26		8,845,000	9,242,494
6.375% 12/15/25		4,491,000	4,614,503
MDC GMTN BV 2.875% 11/7/29 (d)		1,375,000	1,474,688
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (d)		22,337,000	23,846,686
Pine Street Trust I 4.572% 2/15/29 (d)		19,248,000	22,759,684
Pine Street Trust II 5.568% 2/15/49 (d)		19,200,000	24,509,281
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (d)		620,000	639,569
Sasol Financing International PLC 4.5% 11/14/22		1,380,000	1,390,350
Sparc Em Spc 0% 12/5/22 (d)		129,995	127,395
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)		11,090,000	11,383,885
Voya Financial, Inc. 3.125% 7/15/24		8,794,000	9,485,487
			239,149,645
Insurance - 2.0%
AIA Group Ltd.:
3.2% 9/16/40 (d)		13,571,000	14,484,600
3.375% 4/7/30 (d)		28,695,000	32,125,628
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)		816,000	828,240
6.75% 10/15/27 (d)		21,421,000	22,974,023
American International Group, Inc.:
2.5% 6/30/25		55,000,000	59,064,653
3.3% 3/1/21		6,125,000	6,154,033
3.4% 6/30/30		55,000,000	62,694,752
3.875% 1/15/35		12,130,000	14,644,329
4.875% 6/1/22		11,590,000	12,354,285
AmWINS Group, Inc. 7.75% 7/1/26 (d)		13,993,000	15,112,440
Cloverie PLC 4.5% 9/11/44 (Reg. S) (e)		4,198,000	4,481,365
Demeter Investments BV 5.75% 8/15/50 (Reg. S) (e)		1,250,000	1,413,280
Direct Line Insurance Group PLC 4% 6/5/32 (Reg. S)	GBP	410,000	619,495
Five Corners Funding Trust II 2.85% 5/15/30 (d)		36,968,000	40,698,337
HUB International Ltd. 7% 5/1/26 (d)		5,545,000	5,787,594
Liberty Mutual Group, Inc. 4.569% 2/1/29 (d)		8,055,000	9,873,010
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29		12,747,000	15,567,867
4.75% 3/15/39		5,849,000	7,907,142
4.8% 7/15/21		4,517,000	4,594,907
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (d)		21,378,000	23,256,573
MetLife, Inc. 3.048% 12/15/22 (e)		7,921,000	8,329,638
Metropolitan Life Global Funding I:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.58% 5/28/21 (d)(e)(h)		97,491,000	97,653,810
3% 1/10/23 (d)		5,030,000	5,304,520
Pacific LifeCorp 5.125% 1/30/43 (d)		21,516,000	25,985,678
Pension Insurance Corp. PLC 4.625% 5/7/31 (Reg. S)	GBP	560,000	862,405
Pricoa Global Funding I 5.375% 5/15/45 (e)		11,144,000	12,170,699
Swiss Re Finance Luxembourg SA 5% 4/2/49 (d)(e)		7,600,000	8,835,000
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (d)		11,520,000	15,420,481
TIAA Asset Management Finance LLC 4.125% 11/1/24 (d)		3,853,000	4,344,706
Unum Group:
3.875% 11/5/25		13,752,000	15,083,883
4% 3/15/24		12,741,000	13,817,895
4% 6/15/29		15,636,000	17,816,254
4.5% 3/15/25		26,906,000	29,981,300
5.75% 8/15/42		16,274,000	19,836,682
USI, Inc. 6.875% 5/1/25 (d)		13,552,000	13,890,800
			643,970,304
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		1,226,000	1,258,550
Thrifts & Mortgage Finance - 0.0%
Quicken Loans, Inc. 5.25% 1/15/28 (d)		5,220,000	5,533,200
TOTAL FINANCIALS			4,324,618,958
HEALTH CARE - 1.8%
Biotechnology - 0.1%
AbbVie, Inc. 3.45% 3/15/22		30,800,000	31,839,770
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. 4.625% 7/15/28 (d)		7,180,000	7,556,950
Hologic, Inc.:
3.25% 2/15/29 (d)		5,065,000	5,147,306
4.625% 2/1/28 (d)		443,000	471,241
Teleflex, Inc.:
4.25% 6/1/28 (d)		1,370,000	1,448,912
4.875% 6/1/26		4,444,000	4,621,760
			19,246,169
Health Care Providers & Services - 1.0%
Aetna, Inc. 2.75% 11/15/22		1,281,000	1,330,809
Anthem, Inc. 3.3% 1/15/23		4,104,000	4,346,443
Centene Corp.:
3.375% 2/15/30		14,530,000	15,229,184
4.25% 12/15/27		23,725,000	25,252,060
4.625% 12/15/29		24,065,000	26,384,866
4.75% 1/15/25		12,315,000	12,693,440
5.375% 6/1/26 (d)		4,270,000	4,488,838
5.375% 8/15/26 (d)		6,204,000	6,552,975
Cigna Corp.:
3.05% 10/15/27		10,400,000	11,564,811
4.375% 10/15/28		19,595,000	23,546,913
4.8% 8/15/38		12,201,000	15,901,470
4.9% 12/15/48		12,189,000	16,793,422
Community Health Systems, Inc.:
6.25% 3/31/23		6,288,000	6,421,620
8% 3/15/26 (d)		5,305,000	5,572,903
8.625% 1/15/24 (d)		8,598,000	8,941,920
CVS Health Corp.:
3% 8/15/26		2,303,000	2,536,365
3.625% 4/1/27		7,027,000	7,980,057
3.7% 3/9/23		2,473,000	2,645,541
4.1% 3/25/25		11,596,000	13,132,403
4.78% 3/25/38		18,481,000	23,423,536
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (d)		7,715,000	8,110,394
HCA Holdings, Inc.:
4.75% 5/1/23		379,000	414,088
5.875% 2/15/26		2,434,000	2,802,143
Molina Healthcare, Inc. 3.875% 11/15/30 (d)		2,205,000	2,336,705
Radiology Partners, Inc. 9.25% 2/1/28 (d)		5,605,000	6,109,450
Sabra Health Care LP:
3.9% 10/15/29		342,000	353,889
5.125% 8/15/26		4,710,000	5,195,673
Tenet Healthcare Corp.:
4.625% 7/15/24		1,911,000	1,944,443
4.625% 6/15/28 (d)		1,710,000	1,765,575
4.875% 1/1/26 (d)		2,815,000	2,899,450
5.125% 5/1/25		2,803,000	2,830,890
6.125% 10/1/28 (d)		10,220,000	10,360,525
6.25% 2/1/27 (d)		4,625,000	4,844,688
6.75% 6/15/23		6,838,000	7,354,269
7% 8/1/25		9,668,000	9,984,337
Toledo Hospital:
5.325% 11/15/28		6,970,000	8,090,868
6.015% 11/15/48		13,176,000	15,729,662
U.S. Renal Care, Inc. 10.625% 7/15/27 (d)		2,825,000	3,121,625
Vizient, Inc. 6.25% 5/15/27 (d)		375,000	399,844
			329,388,094
Health Care Technology - 0.0%
IMS Health, Inc. 5% 5/15/27 (d)		4,290,000	4,515,225
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (d)		515,000	542,681
5.5% 4/1/26 (d)		1,805,000	1,895,250
			2,437,931
Pharmaceuticals - 0.6%
Bayer AG 2.375% 4/2/75 (Reg. S) (e)	EUR	11,360,000	13,770,976
Bayer U.S. Finance II LLC 4.25% 12/15/25 (d)		17,706,000	20,259,837
Catalent Pharma Solutions 4.875% 1/15/26 (d)		3,265,000	3,338,463
Elanco Animal Health, Inc.:
4.912% 8/27/21 (e)		3,218,000	3,298,772
5.272% 8/28/23 (e)		10,157,000	11,035,225
5.9% 8/28/28 (e)		4,279,000	5,022,690
Mylan NV 4.55% 4/15/28		13,507,000	16,015,369
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		669,000	667,328
3.65% 11/10/21		221,000	222,658
Teva Pharmaceutical Finance Netherlands III BV:
1.25% 3/31/23 (Reg. S)	EUR	2,100,000	2,417,311
2.2% 7/21/21		2,475,000	2,475,866
2.8% 7/21/23		14,714,000	14,457,535
Utah Acquisition Sub, Inc.:
3.15% 6/15/21		13,528,000	13,696,050
3.95% 6/15/26		7,088,000	8,087,090
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (d)		9,132,000	9,406,873
5.75% 8/15/27 (d)		4,020,000	4,321,500
6.125% 4/15/25 (d)		5,375,000	5,530,284
7% 3/15/24 (d)		2,500,000	2,578,125
9% 12/15/25 (d)		618,000	678,997
Viatris, Inc.:
1.125% 6/22/22 (d)		11,566,000	11,669,406
1.65% 6/22/25 (d)		3,717,000	3,828,175
2.7% 6/22/30 (d)		18,896,000	20,038,783
3.85% 6/22/40 (d)		8,232,000	9,272,754
4% 6/22/50 (d)		14,216,000	16,195,034
Zoetis, Inc. 3.25% 2/1/23		3,117,000	3,283,921
			201,569,022
TOTAL HEALTH CARE			588,996,211
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.6%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (d)		5,811,000	6,472,171
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (d)		6,329,000	6,503,048
Bombardier, Inc.:
6% 10/15/22 (d)		2,325,000	2,209,215
6.125% 1/15/23 (d)		10,365,000	9,670,545
7.5% 12/1/24 (d)		470,000	420,829
7.5% 3/15/25 (d)		4,284,000	3,694,950
7.875% 4/15/27 (d)		2,210,000	1,884,025
BWX Technologies, Inc.:
4.125% 6/30/28 (d)		4,465,000	4,649,181
5.375% 7/15/26 (d)		6,413,000	6,661,504
Howmet Aerospace, Inc.:
5.95% 2/1/37		240,000	282,576
6.75% 1/15/28		285,000	336,300
Moog, Inc. 4.25% 12/15/27 (d)		5,155,000	5,311,454
Rolls-Royce PLC:
3.375% 6/18/26	GBP	6,820,000	8,892,057
5.75% 10/15/27 (Reg. S)	GBP	110,000	158,996
The Boeing Co.:
5.04% 5/1/27		13,707,000	15,700,047
5.15% 5/1/30		13,707,000	16,090,822
5.705% 5/1/40		13,710,000	17,306,394
5.805% 5/1/50		13,700,000	18,098,853
5.93% 5/1/60		13,710,000	18,624,491
TransDigm UK Holdings PLC 6.875% 5/15/26		1,760,000	1,867,034
TransDigm, Inc.:
5.5% 11/15/27		23,397,000	24,157,403
6.25% 3/15/26 (d)		12,372,000	13,114,320
6.375% 6/15/26		1,655,000	1,717,476
6.5% 5/15/25		6,375,000	6,518,438
7.5% 3/15/27		1,917,000	2,051,190
8% 12/15/25 (d)		8,905,000	9,728,713
			202,122,032
Air Freight & Logistics - 0.0%
Rumo Luxembourg SARL 7.375% 2/9/24 (d)		4,373,000	4,556,010
XPO Logistics, Inc. 6.25% 5/1/25 (d)		7,295,000	7,814,769
			12,370,779
Airlines - 0.0%
Aerovias de Mexico SA de CV 7% 2/5/25 (d)(g)		390,000	132,600
Azul Investments LLP 5.875% 10/26/24 (d)		2,048,000	1,930,240
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (d)		680,000	717,857
Ryanair Ltd. 2.875% 9/15/25 (Reg. S)	EUR	850,000	1,083,112
			3,863,809
Building Products - 0.1%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		11,540,000	12,117,000
Elementia S.A.B. de CV 5.5% 1/15/25 (d)		1,160,000	1,173,413
			13,290,413
Commercial Services & Supplies - 0.2%
APX Group, Inc.:
6.75% 2/15/27 (d)		5,076,000	5,482,080
7.625% 9/1/23		314,000	325,775
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		13,052,000	12,986,740
Double Eagle III Midco 1 LLC 7.75% 12/15/25 (d)(f)		3,840,000	3,945,600
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (d)		4,024,000	4,024,000
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (d)		9,159,000	9,422,321
Nielsen Finance LLC/Nielsen Finance Co.:
5% 4/15/22 (d)		1,995,000	1,995,000
5.625% 10/1/28 (d)		5,175,000	5,516,291
5.875% 10/1/30 (d)		5,155,000	5,664,056
Stericycle, Inc. 3.875% 1/15/29 (d)		4,180,000	4,347,200
			53,709,063
Construction & Engineering - 0.1%
AECOM:
5.125% 3/15/27		16,592,000	18,541,560
5.875% 10/15/24		4,512,000	5,008,320
Odebrecht Finance Ltd.:
4.375% 4/25/25 (d)(g)		1,640,000	52,275
7.125% 6/26/42 (d)(g)		2,456,000	83,658
Pike Corp. 5.5% 9/1/28 (d)		9,680,000	10,139,800
			33,825,613
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (d)		2,730,000	3,030,300
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	1,994,000	2,440,004
			5,470,304
Industrial Conglomerates - 0.0%
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (d)		1,590,000	1,714,716
Machinery - 0.1%
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)		12,585,000	13,214,250
Marine - 0.0%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)		575,000	610,219
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (d)		1,950,000	2,028,000
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)		7,140,000	7,372,050
Thomson Reuters Corp. 3.85% 9/29/24		2,221,000	2,439,385
			11,839,435
Road & Rail - 0.3%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	4,151,000	5,218,902
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (d)		37,550,000	36,888,652
3.95% 7/1/24 (d)		7,125,000	7,321,755
4.25% 4/15/26 (d)		5,430,000	5,642,792
4.375% 5/1/26 (d)		8,768,000	9,052,684
5.25% 5/15/24 (d)		13,457,000	14,374,018
JSC Georgian Railway 7.75% 7/11/22 (d)		347,000	363,374
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (d)		320,000	453,700
			79,315,877
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23		4,831,000	4,949,692
3% 9/15/23		2,041,000	2,115,921
3.375% 6/1/21		6,685,000	6,762,993
3.375% 7/1/25		24,376,000	25,708,383
3.75% 2/1/22		16,816,000	17,280,816
3.875% 4/1/21		7,396,000	7,453,096
4.25% 2/1/24		18,355,000	19,745,789
4.25% 9/15/24		7,664,000	8,271,572
Travis Perkins PLC 4.5% 9/7/23 (Reg. S)	GBP	1,536,000	2,157,517
			94,445,779
Transportation Infrastructure - 0.0%
Aeroporti di Roma SPA 1.625% 2/2/29 (Reg. S)	EUR	550,000	658,193
Aeropuertos Argentina 2000 SA 9.375% 2/1/27 pay-in-kind (d)(e)		2,908,002	2,302,847
DP World Crescent Ltd.:
3.7495% 1/30/30 (d)		2,070,000	2,194,200
3.875% 7/18/29 (Reg. S)		740,000	786,265
DP World Ltd. 5.625% 9/25/48 (d)		440,000	535,975
Heathrow Funding Ltd. 7.125% 2/14/24	GBP	3,800,000	5,800,336
			12,277,816
TOTAL INDUSTRIALS			538,070,105
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.0%
CommScope, Inc.:
5.5% 3/1/24 (d)		600,000	616,500
6% 3/1/26 (d)		600,000	633,000
HTA Group Ltd. 7% 12/18/25 (d)		650,000	697,853
IHS Netherlands Holdco BV 7.125% 3/18/25 (d)		2,935,000	3,078,081
SSL Robotics LLC 9.75% 12/31/23 (d)		750,000	847,500
			5,872,934
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (d)		14,700,000	16,264,199
5.85% 7/15/25 (d)		5,060,000	6,021,057
6.02% 6/15/26 (d)		5,064,000	6,147,340
6.1% 7/15/27 (d)		9,288,000	11,381,232
6.2% 7/15/30 (d)		8,040,000	10,211,413
TTM Technologies, Inc. 5.625% 10/1/25 (d)		16,116,000	16,628,972
			66,654,213
IT Services - 0.2%
Arches Buyer, Inc.:
4.25% 6/1/28 (d)		4,860,000	4,872,150
6.125% 12/1/28 (d)		4,860,000	4,987,575
Banff Merger Sub, Inc. 9.75% 9/1/26 (d)		2,605,000	2,787,350
Camelot Finance SA 4.5% 11/1/26 (d)		4,300,000	4,498,875
Gartner, Inc.:
3.75% 10/1/30 (d)		2,385,000	2,481,163
4.5% 7/1/28 (d)		3,690,000	3,874,500
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)		9,300,000	10,509,000
Rackspace Hosting, Inc.:
5.375% 12/1/28 (d)(f)		3,619,000	3,782,615
8.625% 11/15/24 (d)		3,437,000	3,587,541
Tempo Acquisition LLC:
5.75% 6/1/25 (d)		3,506,000	3,733,890
6.75% 6/1/25 (d)		12,874,000	13,195,850
			58,310,509
Semiconductors & Semiconductor Equipment - 0.1%
Entegris, Inc. 4.375% 4/15/28 (d)		4,325,000	4,571,482
Micron Technology, Inc. 2.497% 4/24/23		27,461,000	28,676,448
ON Semiconductor Corp. 3.875% 9/1/28 (d)		2,785,000	2,868,550
			36,116,480
Software - 0.4%
Ascend Learning LLC:
6.875% 8/1/25 (d)		9,295,000	9,573,850
6.875% 8/1/25 (d)		2,277,000	2,351,003
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		6,285,000	6,367,522
Boxer Parent Co., Inc. 7.125% 10/2/25 (d)		2,035,000	2,197,027
CDK Global, Inc.:
4.875% 6/1/27		1,159,000	1,220,224
5.25% 5/15/29 (d)		730,000	801,175
5.875% 6/15/26		3,083,000	3,221,735
Fair Isaac Corp. 5.25% 5/15/26 (d)		5,794,000	6,489,280
Nortonlifelock, Inc. 5% 4/15/25 (d)		11,289,000	11,515,119
Nuance Communications, Inc. 5.625% 12/15/26		3,583,000	3,785,834
Open Text Corp. 3.875% 2/15/28 (d)		3,090,000	3,190,425
Open Text Holdings, Inc. 4.125% 2/15/30 (d)		282,000	296,297
Oracle Corp.:
2.8% 4/1/27		26,554,000	29,219,403
3.6% 4/1/40		26,550,000	30,981,260
SS&C Technologies, Inc. 5.5% 9/30/27 (d)		9,175,000	9,816,241
			121,026,395
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd. 3.421% 11/2/30 (d)		1,305,000	1,385,296
TOTAL INFORMATION TECHNOLOGY			289,365,827
MATERIALS - 0.9%
Chemicals - 0.5%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (d)		5,414,000	5,711,770
Braskem Idesa SAPI 7.45% 11/15/29 (d)		330,000	330,990
CF Industries Holdings, Inc.:
4.95% 6/1/43		317,000	395,061
5.15% 3/15/34		178,000	215,075
5.375% 3/15/44		2,395,000	3,044,644
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (d)		22,824,000	26,765,576
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.0004% 6/15/22 (d)(e)(h)		14,042,000	13,620,740
6.5% 5/15/26 (d)		8,594,000	8,316,414
6.875% 6/15/25 (d)		1,407,000	1,380,914
International Flavors & Fragrances, Inc. 1.8% 9/25/26	EUR	4,273,000	5,497,778
MEGlobal Canada, Inc. 5% 5/18/25 (d)		290,000	321,991
Methanex Corp.:
5.125% 10/15/27		7,417,000	7,806,393
5.25% 12/15/29		282,000	295,430
5.65% 12/1/44		2,372,000	2,458,697
Nufarm Australia Ltd. 5.75% 4/30/26 (d)		6,497,000	6,675,343
OCP SA 6.875% 4/25/44 (d)		275,000	351,055
Olin Corp.:
5% 2/1/30		7,207,000	7,495,280
5.125% 9/15/27		3,945,000	4,092,938
5.625% 8/1/29		8,927,000	9,595,989
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (d)		1,933,000	1,952,934
SABIC Capital II BV 4% 10/10/23 (d)		1,583,000	1,701,725
Sasol Financing U.S.A. LLC 5.875% 3/27/24		360,000	370,913
The Chemours Co. LLC:
5.375% 5/15/27		9,448,000	9,825,920
5.75% 11/15/28 (d)		15,870,000	16,147,725
7% 5/15/25		7,047,000	7,293,645
Valvoline, Inc.:
4.25% 2/15/30 (d)		6,000,000	6,315,000
4.375% 8/15/25		7,880,000	8,146,423
W. R. Grace & Co.-Conn. 4.875% 6/15/27 (d)		2,840,000	2,974,900
			159,101,263
Construction Materials - 0.0%
CEMEX S.A.B. de CV:
3.125% 3/19/26 (Reg. S)	EUR	1,925,000	2,360,818
7.75% 4/16/26 (d)		604,000	636,975
			2,997,793
Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (d)		2,745,000	2,847,938
5.25% 8/15/27 (d)		3,924,000	4,092,143
6% 2/15/25 (d)		4,075,000	4,212,531
Berry Global, Inc. 4.875% 7/15/26 (d)		3,335,000	3,540,636
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		1,592,000	1,652,695
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (d)		10,955,000	11,225,369
7.875% 7/15/26 (d)		6,912,000	7,274,880
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)		880,000	935,418
OI European Group BV 4% 3/15/23 (d)		3,440,000	3,526,000
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (d)		2,504,000	2,666,760
Silgan Holdings, Inc. 4.75% 3/15/25		1,036,000	1,058,663
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)		7,114,000	7,451,915
8.5% 8/15/27 (d)		3,294,000	3,565,755
			54,050,703
Metals & Mining - 0.2%
Allegheny Technologies, Inc.:
5.875% 12/1/27		12,000,000	12,480,000
7.875% 8/15/23		1,020,000	1,104,150
Alrosa Finance SA 3.1% 6/25/27 (d)		610,000	623,725
Antofagasta PLC 2.375% 10/14/30 (d)		1,860,000	1,858,140
Celtic Resources Holdings DAC 4.125% 10/9/24 (d)		545,000	577,006
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29 (d)		290,000	311,116
3.15% 1/14/30 (d)		750,000	812,813
3.625% 8/1/27 (d)		5,273,000	5,853,030
3.7% 1/30/50 (d)		1,755,000	1,917,886
4.5% 8/1/47 (d)		4,170,000	5,113,463
CSN Resources SA 7.625% 2/13/23 (d)		4,085,000	4,263,847
First Quantum Minerals Ltd.:
6.5% 3/1/24 (d)		2,201,000	2,236,766
6.875% 10/15/27 (d)		2,870,000	2,999,150
7.25% 4/1/23 (d)		14,962,000	15,223,835
7.5% 4/1/25 (d)		695,000	721,063
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (d)		80,000	87,705
Fresnillo PLC 4.25% 10/2/50 (d)		940,000	1,003,450
Gold Fields Orogen Holding BVI Ltd. 5.125% 5/15/24 (d)		420,000	459,900
Indonesia Asahan Aluminium Tbk PT 5.45% 5/15/30 (d)		455,000	540,028
Kaiser Aluminum Corp.:
4.625% 3/1/28 (d)		7,157,000	7,380,799
6.5% 5/1/25 (d)		2,712,000	2,901,840
Metinvest BV 7.75% 4/23/23 (d)		2,362,000	2,495,601
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (d)		363,000	323,297
Stillwater Mining Co. 6.125% 6/27/22 (d)		3,717,000	3,768,109
TMK Capital SA 4.3% 2/12/27 (Reg. S)		990,000	970,509
Usiminas International SARL 5.875% 7/18/26 (d)		1,105,000	1,197,268
Vedanta Resources PLC:
6.375% 7/30/22 (d)		2,490,000	1,882,440
8.25% 6/7/21 (d)		1,550,000	1,434,525
VM Holding SA 6.5% 1/18/28 (d)		790,000	932,817
			81,474,278
TOTAL MATERIALS			297,624,037
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		16,606,000	20,961,765
Boston Properties, Inc.:
3.25% 1/30/31		15,144,000	16,483,758
3.85% 2/1/23		3,713,000	3,949,600
4.5% 12/1/28		12,665,000	15,096,373
Communications Sales & Leasing, Inc. 8.25% 10/15/23		4,905,000	4,911,131
CoreCivic, Inc.:
4.625% 5/1/23		3,895,000	3,661,300
5% 10/15/22		3,180,000	3,128,166
Corporate Office Properties LP:
2.25% 3/15/26		6,484,000	6,627,785
5% 7/1/25		7,885,000	8,988,925
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		3,260,000	3,382,315
Duke Realty LP:
3.625% 4/15/23		4,005,000	4,248,500
3.75% 12/1/24		3,445,000	3,804,560
ESH Hospitality, Inc. 5.25% 5/1/25 (d)		1,169,000	1,198,225
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25		3,243,000	3,599,892
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		4,838,000	5,256,278
3.5% 8/1/26		5,039,000	5,682,668
Healthpeak Properties, Inc.:
3.25% 7/15/26		2,056,000	2,291,815
3.5% 7/15/29		2,351,000	2,658,032
Hospitality Properties Trust:
4.375% 2/15/30		1,155,000	1,083,390
4.95% 2/15/27		600,000	572,250
4.95% 10/1/29		240,000	225,000
5.5% 12/15/27		1,175,000	1,227,159
7.5% 9/15/25		510,000	568,278
Hudson Pacific Properties LP 4.65% 4/1/29		27,154,000	31,336,220
iStar Financial, Inc.:
4.25% 8/1/25		1,005,000	977,363
4.75% 10/1/24		1,225,000	1,225,000
Lexington Corporate Properties Trust:
2.7% 9/15/30		7,113,000	7,358,315
4.4% 6/15/24		2,936,000	3,192,904
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26		10,728,000	11,318,040
4.5% 1/15/28		3,959,000	4,127,258
4.625% 6/15/25 (d)		1,405,000	1,482,275
5.75% 2/1/27		1,410,000	1,571,558
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26		3,615,000	3,778,398
6.375% 3/1/24		1,433,000	1,481,149
Omega Healthcare Investors, Inc.:
3.375% 2/1/31		13,097,000	13,181,485
3.625% 10/1/29		21,648,000	22,386,253
4.375% 8/1/23		26,812,000	28,879,325
4.5% 1/15/25		6,808,000	7,375,467
4.5% 4/1/27		32,478,000	35,792,710
4.75% 1/15/28		18,782,000	21,017,167
4.95% 4/1/24		11,105,000	12,040,748
5.25% 1/15/26		18,623,000	20,811,120
Park Intermediate Holdings LLC 7.5% 6/1/25 (d)		1,000,000	1,077,500
Realty Income Corp. 3.25% 1/15/31		3,878,000	4,388,680
Retail Opportunity Investments Partnership LP:
4% 12/15/24		2,151,000	2,207,192
5% 12/15/23		1,293,000	1,360,238
Retail Properties America, Inc. 4.75% 9/15/30		1,467,000	1,480,321
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		597,000	594,015
Senior Housing Properties Trust 9.75% 6/15/25		685,000	780,900
Simon Property Group LP 2.45% 9/13/29		6,352,000	6,494,457
SITE Centers Corp.:
3.625% 2/1/25		5,451,000	5,631,850
4.25% 2/1/26		18,338,000	19,567,445
Store Capital Corp.:
2.75% 11/18/30		7,730,000	7,802,963
4.625% 3/15/29		5,948,000	6,797,555
The GEO Group, Inc.:
5.875% 10/15/24		1,240,000	978,205
6% 4/15/26		4,574,000	3,384,760
Uniti Group, Inc.:
7.125% 12/15/24 (d)		9,930,000	9,706,575
7.875% 2/15/25 (d)		22,415,000	23,823,334
Ventas Realty LP:
3% 1/15/30		28,128,000	29,895,205
3.125% 6/15/23		3,477,000	3,654,705
3.5% 2/1/25		3,798,000	4,186,975
3.75% 5/1/24		15,927,000	17,303,128
4% 3/1/28		6,996,000	7,909,585
4.125% 1/15/26		3,540,000	4,053,015
4.75% 11/15/30		39,136,000	47,408,916
VEREIT Operating Partnership LP:
2.2% 6/15/28		3,122,000	3,140,460
2.85% 12/15/32		3,841,000	3,933,606
3.4% 1/15/28		6,031,000	6,526,414
VICI Properties, Inc.:
3.5% 2/15/25 (d)		2,380,000	2,427,600
4.25% 12/1/26 (d)		3,430,000	3,558,625
4.625% 12/1/29 (d)		4,855,000	5,173,828
Weingarten Realty Investors 3.375% 10/15/22		1,739,000	1,786,328
WP Carey, Inc.:
3.85% 7/15/29		4,522,000	5,082,025
4% 2/1/25		21,671,000	23,878,423
			614,934,748
Real Estate Management & Development - 0.5%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	2,500,000	2,780,831
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (e)	EUR	100,000	126,839
Blackstone Property Partners Europe LP:
1.4% 7/6/22 (Reg. S)	EUR	4,721,000	5,720,467
1.75% 3/12/29 (Reg. S)	EUR	2,850,000	3,560,350
2% 2/15/24 (Reg. S)	EUR	1,900,000	2,375,003
Brandywine Operating Partnership LP:
3.95% 2/15/23		18,541,000	19,183,454
3.95% 11/15/27		14,429,000	15,077,124
4.1% 10/1/24		13,139,000	13,823,645
4.55% 10/1/29		15,790,000	17,165,919
Ceetrus SA 2.75% 11/26/26 (Reg. S)	EUR	1,900,000	2,417,812
Deutsche Annington Finance BV 5% 10/2/23 (d)		3,695,000	3,931,907
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		315,000	341,381
Essex Portfolio LP 3.875% 5/1/24		5,607,000	6,133,481
Greystar Real Estate Partners 5.75% 12/1/25 (d)		459,000	468,180
Howard Hughes Corp. 5.375% 3/15/25 (d)		7,035,000	7,237,256
Kennedy-Wilson, Inc. 5.875% 4/1/24		516,000	523,095
Mack-Cali Realty LP:
3.15% 5/15/23		9,387,000	9,318,907
4.5% 4/18/22		11,063,000	10,911,447
Post Apartment Homes LP 3.375% 12/1/22		1,637,000	1,706,272
Realogy Group LLC/Realogy Co-Issuer Corp. 7.625% 6/15/25 (d)		145,000	157,067
Samhallsbyggnadsbolaget I Norden AB 1.75% 1/14/25 (Reg. S)	EUR	5,290,000	6,612,813
SATO Oyj 1.375% 2/24/28 (Reg. S)	EUR	2,150,000	2,611,765
Tanger Properties LP:
3.125% 9/1/26		8,723,000	8,707,207
3.75% 12/1/24		15,395,000	15,708,137
3.875% 12/1/23		14,754,000	15,018,713
			171,619,072
TOTAL REAL ESTATE			786,553,820
UTILITIES - 1.7%
Electric Utilities - 0.9%
American Electric Power Co., Inc. 2.95% 12/15/22		3,144,000	3,281,094
Clearway Energy Operating LLC:
4.75% 3/15/28 (d)		1,030,000	1,104,593
5% 9/15/26		6,348,000	6,538,440
5.75% 10/15/25		2,198,000	2,313,395
Cleco Corporate Holdings LLC 3.375% 9/15/29		12,555,000	12,849,675
Duke Energy Corp. 2.45% 6/1/30		10,750,000	11,440,217
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (d)		5,172,000	5,282,184
5.9% 12/1/21 (d)		18,694,000	19,540,323
Enel SpA 2.5% 11/24/78 (Reg. S) (e)	EUR	1,300,000	1,605,560
Entergy Corp. 2.8% 6/15/30		11,033,000	11,993,649
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (d)		11,335,000	11,264,156
6.75% 8/6/23 (d)		1,855,000	1,894,419
Eversource Energy 2.8% 5/1/23		9,622,000	10,089,374
Exelon Corp.:
4.05% 4/15/30		6,798,000	8,060,465
4.7% 4/15/50		3,027,000	4,085,846
FirstEnergy Corp.:
4.25% 3/15/23		19,904,000	21,002,396
7.375% 11/15/31		37,147,000	50,676,092
InterGen NV 7% 6/30/23 (d)		7,075,000	6,694,719
IPALCO Enterprises, Inc. 3.7% 9/1/24		6,665,000	7,246,191
Monongahela Power Co. 4.1% 4/15/24 (d)		2,537,000	2,747,108
NextEra Energy Partners LP:
4.25% 9/15/24 (d)		3,341,000	3,533,108
4.5% 9/15/27 (d)		596,000	652,620
NRG Energy, Inc.:
3.375% 2/15/29 (d)(f)		1,055,000	1,077,419
3.625% 2/15/31 (d)(f)		2,095,000	2,173,563
5.25% 6/15/29 (d)		3,295,000	3,597,876
5.75% 1/15/28		5,675,000	6,193,411
6.625% 1/15/27		1,080,000	1,136,700
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)		4,487,646	4,756,905
Pampa Holding SA 7.5% 1/24/27 (d)		564,000	460,348
Pattern Energy Operations LP 4.5% 8/15/28 (d)		1,985,000	2,123,950
PG&E Corp. 5.25% 7/1/30		7,335,000	7,995,150
PPL Capital Funding, Inc. 3.4% 6/1/23		4,577,000	4,871,255
Scottish & Southern Energy PLC 4.75% 9/16/77 (Reg. S) (e)		2,140,000	2,222,476
Vistra Operations Co. LLC:
5% 7/31/27 (d)		15,205,000	16,080,808
5.5% 9/1/26 (d)		11,371,000	11,898,046
5.625% 2/15/27 (d)		8,080,000	8,534,904
			277,018,435
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (d)		1,258,000	1,616,137
Promigas SA ESP/Gases del Pacifico SAC 3.75% 10/16/29 (d)		900,000	948,656
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		2,323,000	2,348,644
			4,913,437
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.7% 6/15/21		3,220,000	3,251,353
3.55% 6/15/26		5,152,000	5,755,294
Talen Energy Supply LLC:
7.625% 6/1/28 (d)		1,965,000	2,068,163
10.5% 1/15/26 (d)		2,010,000	1,613,005
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		830,000	907,294
TerraForm Power Operating LLC:
4.25% 1/31/23 (d)		418,000	431,585
4.75% 1/15/30 (d)		645,000	699,825
5% 1/31/28 (d)		5,278,000	5,898,165
The AES Corp.:
3.3% 7/15/25 (d)		33,229,000	36,244,864
3.95% 7/15/30 (d)		28,974,000	32,853,039
			89,722,587
Multi-Utilities - 0.5%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (d)		390,000	464,100
4.875% 4/23/30 (d)		250,000	309,219
Berkshire Hathaway Energy Co. 4.05% 4/15/25 (d)		49,782,000	56,518,478
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		3,091,000	3,563,491
NiSource Finance Corp.:
5.25% 2/15/43		8,116,000	11,103,451
5.8% 2/1/42		4,036,000	5,642,967
5.95% 6/15/41		5,760,000	8,225,166
NiSource, Inc. 2.95% 9/1/29		31,524,000	34,638,186
Puget Energy, Inc.:
4.1% 6/15/30 (d)		12,996,000	14,709,404
6% 9/1/21		9,916,000	10,307,848
Sempra Energy:
2.875% 10/1/22		3,670,000	3,797,338
6% 10/15/39		9,562,000	13,708,446
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.3335% 5/15/67 (e)(h)		2,459,000	2,075,462
			165,063,556
TOTAL UTILITIES			536,718,015

TOTAL NONCONVERTIBLE BONDS			11,879,367,101

TOTAL CORPORATE BONDS
(Cost $10,847,659,649)			11,896,463,826

U.S. Government and Government Agency Obligations - 28.8%
U.S. Treasury Inflation-Protected Obligations - 6.3%
U.S. Treasury Inflation-Indexed Bonds:
0.25% 2/15/50		$58,920,000	$70,804,013
0.75% 2/15/45		90,996,700	129,083,014
1% 2/15/46		44,968,900	67,054,330
1% 2/15/49		33,240,000	48,235,322
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		31,431,100	36,454,280
0.125% 10/15/24		281,860,000	302,951,270
0.125% 4/15/25		50,000,000	53,512,623
0.125% 10/15/25		150,000,000	161,531,781
0.125% 1/15/30		50,000,000	55,741,520
0.25% 7/15/29		86,689,000	98,383,868
0.375% 7/15/25		161,548,600	192,218,217
0.375% 1/15/27		137,872,800	163,387,804
0.625% 1/15/26		175,556,600	211,605,588
0.75% 7/15/28		157,727,500	187,853,199
0.875% 1/15/29		203,014,400	242,843,425

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			2,021,660,254

U.S. Treasury Obligations - 22.5%
U.S. Treasury Bonds:
1.125% 5/15/40		207,334,000	199,202,620
1.375% 8/15/50 (i)(j)		533,146,000	506,572,004
1.625% 11/15/50		1,132,695,000	1,144,552,826
2.25% 8/15/46 (k)(l)		261,200	301,910
3% 2/15/47		396,205,000	524,569,231
5% 5/15/37 (l)		16,600	26,321
U.S. Treasury Notes:
0.125% 8/15/23		123,297,000	123,128,430
0.25% 7/31/25		156,208,000	155,573,405
0.375% 11/30/25		392,720,000	392,934,771
0.375% 9/30/27		7,289,000	7,177,387
0.5% 10/31/27		808,562,000	802,245,109
0.625% 11/30/27		584,706,000	584,888,721
0.875% 11/15/30		305,014,000	305,728,877
1.625% 9/30/26		683,928,000	728,971,074
2% 4/30/24		15,926,700	16,887,279
2.125% 7/31/24		222,547,000	237,786,253
2.125% 11/30/24		5,000	5,366
2.125% 5/15/25 (j)(k)		1,465,300	1,582,066
2.125% 5/31/26		498,913,000	544,770,119
2.25% 4/30/24		126,960,000	135,698,418
2.25% 12/31/24		79,727,100	86,077,239
2.375% 4/30/26		89,077,000	98,391,810
2.5% 2/28/26		546,304,000	605,863,941
2.75% 2/15/28		96,082,900	110,476,569

TOTAL U.S. TREASURY OBLIGATIONS			7,313,411,746

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $8,994,806,171)			9,335,072,000

U.S. Government Agency - Mortgage Securities - 21.3%
Fannie Mae - 6.0%
12 month U.S. LIBOR + 1.440% 3.364% 4/1/37 (e)(h)		19,271	20,092
12 month U.S. LIBOR + 1.460% 2.991% 1/1/35 (e)(h)		29,992	31,164
12 month U.S. LIBOR + 1.480% 2.476% 7/1/34 (e)(h)		6,432	6,701
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (e)(h)		14,542	15,240
12 month U.S. LIBOR + 1.560% 3.565% 3/1/37 (e)(h)		14,336	15,005
12 month U.S. LIBOR + 1.620% 2.698% 5/1/36 (e)(h)		46,207	48,548
12 month U.S. LIBOR + 1.630% 2.156% 9/1/36 (e)(h)		18,273	19,115
12 month U.S. LIBOR + 1.630% 2.828% 3/1/33 (e)(h)		21,639	22,493
12 month U.S. LIBOR + 1.640% 3.722% 6/1/47 (e)(h)		30,423	32,165
12 month U.S. LIBOR + 1.660% 2.346% 5/1/35 (e)(h)		44,916	46,920
12 month U.S. LIBOR + 1.680% 3.055% 11/1/36 (e)(h)		13,079	13,704
12 month U.S. LIBOR + 1.700% 3.005% 6/1/42 (e)(h)		32,042	33,461
12 month U.S. LIBOR + 1.730% 2.972% 5/1/36 (e)(h)		22,191	23,334
12 month U.S. LIBOR + 1.740% 3.488% 3/1/40 (e)(h)		48,810	51,101
12 month U.S. LIBOR + 1.750% 2.412% 8/1/41 (e)(h)		38,668	40,245
12 month U.S. LIBOR + 1.750% 3.382% 7/1/35 (e)(h)		12,319	12,898
12 month U.S. LIBOR + 1.780% 3.788% 2/1/36 (e)(h)		39,298	41,236
12 month U.S. LIBOR + 1.800% 2.698% 12/1/40 (e)(h)		1,351,563	1,414,515
12 month U.S. LIBOR + 1.800% 2.706% 7/1/41 (e)(h)		29,393	30,572
12 month U.S. LIBOR + 1.800% 3.818% 1/1/42 (e)(h)		104,256	108,683
12 month U.S. LIBOR + 1.810% 2.321% 9/1/41 (e)(h)		15,565	16,234
12 month U.S. LIBOR + 1.810% 2.694% 7/1/41 (e)(h)		26,893	28,194
12 month U.S. LIBOR + 1.810% 3.81% 12/1/39 (e)(h)		28,939	30,295
12 month U.S. LIBOR + 1.810% 3.826% 2/1/42 (e)(h)		101,002	105,693
12 month U.S. LIBOR + 1.820% 3.82% 12/1/35 (e)(h)		39,184	41,157
12 month U.S. LIBOR + 1.830% 2.33% 10/1/41 (e)(h)		13,086	13,600
12 month U.S. LIBOR + 1.950% 2.806% 7/1/37 (e)(h)		20,141	21,278
6 month U.S. LIBOR + 1.470% 2.005% 10/1/33 (e)(h)		568	587
6 month U.S. LIBOR + 1.500% 2.417% 1/1/35 (e)(h)		46,022	47,680
6 month U.S. LIBOR + 1.510% 2.06% 2/1/33 (e)(h)		391	404
6 month U.S. LIBOR + 1.530% 2.41% 12/1/34 (e)(h)		8,358	8,672
6 month U.S. LIBOR + 1.530% 2.41% 3/1/35 (e)(h)		8,424	8,745
6 month U.S. LIBOR + 1.550% 1.874% 10/1/33 (e)(h)		3,330	3,449
6 month U.S. LIBOR + 1.560% 2.105% 7/1/35 (e)(h)		5,378	5,588
6 month U.S. LIBOR + 1.740% 2.865% 12/1/34 (e)(h)		796	830
6 month U.S. LIBOR + 1.960% 2.725% 9/1/35 (e)(h)		9,754	10,238
U.S. TREASURY 1 YEAR INDEX + 1.940% 2.277% 10/1/33 (e)(h)		73,014	76,398
U.S. TREASURY 1 YEAR INDEX + 2.200% 3.708% 3/1/35 (e)(h)		8,357	8,777
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.631% 6/1/36 (e)(h)		39,317	40,836
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.417% 10/1/33 (e)(h)		21,367	22,176
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.297% 7/1/34 (e)(h)		63,378	66,263
2.5% 12/1/26 to 10/1/50 (m)		187,125,062	197,610,166
3% 7/1/27 to 9/1/50 (j)(k)(l)(m)		764,774,474	809,358,927
3.5% 7/1/32 to 5/1/50		366,494,250	395,586,207
4% 5/1/29 to 11/1/49		225,573,607	246,816,826
4.5% to 4.5% 6/1/33 to 8/1/49		132,554,501	146,835,589
5% 5/1/21 to 2/1/49		96,718,906	110,206,205
5.243% 8/1/41 (e)		948,042	1,072,823
5.5% 9/1/21 to 5/1/49		14,156,903	16,175,177
6% to 6% 2/1/21 to 1/1/42		4,139,390	4,896,438
6.5% 2/1/22 to 4/1/37		1,753,103	2,030,827
6.572% 2/1/39 (e)		757,853	836,181
7% to 7% 9/1/21 to 7/1/37		380,976	438,089
7.5% to 7.5% 6/1/25 to 2/1/32		172,045	195,520
8% 8/1/29 to 3/1/37		6,882	8,348

TOTAL FANNIE MAE			1,934,651,609

Freddie Mac - 2.9%
12 month U.S. LIBOR + 1.320% 3.212% 1/1/36 (e)(h)		17,466	18,082
12 month U.S. LIBOR + 1.370% 2.835% 3/1/36 (e)(h)		58,759	61,043
12 month U.S. LIBOR + 1.500% 3.076% 3/1/36 (e)(h)		44,327	46,267
12 month U.S. LIBOR + 1.510% 2.015% 11/1/35 (e)(h)		10,451	10,897
12 month U.S. LIBOR + 1.750% 2.328% 9/1/41 (e)(h)		217,609	226,314
12 month U.S. LIBOR + 1.750% 2.596% 7/1/41 (e)(h)		122,598	127,454
12 month U.S. LIBOR + 1.750% 3.088% 12/1/40 (e)(h)		588,896	613,706
12 month U.S. LIBOR + 1.790% 3.793% 4/1/37 (e)(h)		4,465	4,686
12 month U.S. LIBOR + 1.860% 3.614% 4/1/36 (e)(h)		20,529	21,726
12 month U.S. LIBOR + 1.870% 2.796% 10/1/42 (e)(h)		148,968	155,826
12 month U.S. LIBOR + 1.880% 2.463% 9/1/41 (e)(h)		22,562	23,290
12 month U.S. LIBOR + 1.880% 3.722% 4/1/41 (e)(h)		10,297	10,817
12 month U.S. LIBOR + 1.910% 2.91% 6/1/41 (e)(h)		11,735	12,231
12 month U.S. LIBOR + 1.910% 2.925% 6/1/41 (e)(h)		42,442	44,547
12 month U.S. LIBOR + 1.910% 3.069% 5/1/41 (e)(h)		32,483	34,103
12 month U.S. LIBOR + 1.910% 3.321% 5/1/41 (e)(h)		39,399	41,382
12 month U.S. LIBOR + 1.920% 2.92% 6/1/36 (e)(h)		11,528	12,068
12 month U.S. LIBOR + 2.020% 3.869% 4/1/38 (e)(h)		31,682	33,305
12 month U.S. LIBOR + 2.040% 2.97% 7/1/36 (e)(h)		29,446	30,844
12 month U.S. LIBOR + 2.040% 3.236% 3/1/33 (e)(h)		737	768
12 month U.S. LIBOR + 2.200% 4.325% 12/1/36 (e)(h)		39,445	41,193
6 month U.S. LIBOR + 1.120% 2% 8/1/37(e)(h)		19,173	19,600
6 month U.S. LIBOR + 1.580% 2.705% 12/1/35 (e)(h)		2,476	2,574
6 month U.S. LIBOR + 1.720% 2.274% 8/1/37 (e)(h)		29,668	30,961
6 month U.S. LIBOR + 1.830% 2.58% 5/1/37 (e)(h)		7,698	8,065
6 month U.S. LIBOR + 1.840% 2.596% 10/1/36 (e)(h)		84,883	88,779
6 month U.S. LIBOR + 1.840% 2.72% 2/1/37 (e)(h)		9,796	10,285
6 month U.S. LIBOR + 1.860% 2.642% 10/1/35 (e)(h)		42,820	44,782
6 month U.S. LIBOR + 2.020% 3.012% 6/1/37 (e)(h)		14,789	15,452
6 month U.S. LIBOR + 2.690% 2.993% 10/1/35 (e)(h)		15,018	15,682
U.S. TREASURY 1 YEAR INDEX + 2.030% 3.106% 6/1/33 (e)(h)		54,664	57,196
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.043% 6/1/33 (e)(h)		98,946	103,323
U.S. TREASURY 1 YEAR INDEX + 2.420% 3.174% 3/1/35 (e)(h)		199,278	207,685
2.5% 6/1/31 to 7/1/50		97,488,100	102,410,281
3% 6/1/31 to 6/1/50		199,805,373	211,893,761
3.5% 1/1/32 to 10/1/49		295,365,221	319,723,423
3.5% 8/1/47		81,146	87,218
4% 7/1/31 to 6/1/48		221,718,942	241,540,967
4% 4/1/48		133,683	143,278
4.5% 6/1/25 to 7/1/49		43,752,413	48,644,659
5% 2/1/21 to 7/1/41		7,731,731	8,896,863
5.5% 6/1/22		20,868	21,343
6% 12/1/21 to 12/1/37		776,556	907,872
6.5% 7/1/21 to 9/1/39		953,287	1,120,931
7% 6/1/21 to 9/1/36		353,747	412,171
7.5% 1/1/27 to 11/1/31		7,524	8,721
8% 7/1/24 to 4/1/32		9,280	10,653
8.5% 12/1/22 to 1/1/28		7,863	8,828

TOTAL FREDDIE MAC			938,005,902

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
3% 10/1/31		734,973	781,624
Ginnie Mae - 5.3%
3.5% 6/20/34 to 4/20/50		229,736,590	249,995,673
4% 5/20/33 to 5/20/49		332,566,012	360,210,885
4.5% 6/20/33 to 6/20/47		71,244,793	78,638,221
5% 12/15/32 to 4/20/48		21,176,966	23,804,259
5.5% 7/15/33 to 9/15/39		588,434	691,014
6% to 6% 10/15/30 to 11/15/39		204,610	236,336
7% to 7% 10/15/22 to 3/15/33		426,515	490,936
7.5% to 7.5% 2/15/22 to 9/15/31		135,445	150,316
8% 11/15/21 to 11/15/29		31,720	34,524
8.5% 10/15/21 to 1/15/31		7,740	8,975
9% 1/15/23		58	61
9.5% 3/15/23		2	2
2% 12/1/50 (f)		40,400,000	42,260,101
2.5% 12/1/50 (f)		22,150,000	23,330,617
2.5% 12/1/50 (f)		8,650,000	9,111,054
2.5% 12/1/50 (f)		66,200,000	69,728,526
2.5% 12/1/50 (f)		53,100,000	55,930,283
2.5% 12/1/50 (f)		52,100,000	54,876,982
2.5% 12/1/50 (f)		42,750,000	45,028,618
2.5% 12/1/50 (f)		36,950,000	38,919,472
2.5% 1/1/51 (f)		60,500,000	63,585,276
2.5% 1/1/51 (f)		61,750,000	64,899,022
2.5% 1/1/51 (f)		59,100,000	62,113,881
3% 5/20/42 to 9/20/50		117,057,168	123,321,894
3% 12/1/50 (f)		22,400,000	23,378,125
3% 12/1/50 (f)		26,500,000	27,657,157
3% 12/1/50 (f)		26,500,000	27,657,157
3% 12/1/50 (f)		10,650,000	11,115,046
3% 1/1/51 (f)		2,750,000	2,871,156
3% 1/1/51 (f)		5,000,000	5,220,285
3.5% 12/1/50 (f)		27,500,000	29,045,145
3.5% 12/1/50 (f)		10,600,000	11,195,583
3.5% 12/1/50 (f)		14,150,000	14,945,047
3.5% 12/1/50 (f)		6,850,000	7,234,882
3.5% 12/1/50 (f)		66,000,000	69,708,349
3.5% 12/1/50 (f)		3,050,000	3,221,371
3.5% 12/1/50 (f)		11,600,000	12,251,770
3.5% 12/1/50 (f)		16,300,000	17,215,850
3.5% 1/1/51 (f)		23,050,000	24,336,109
3.5% 1/1/51 (f)		24,000,000	25,339,116
3.5% 1/1/51 (f)		27,500,000	29,034,404
6.5% 3/20/31 to 6/15/37		141,002	165,706

TOTAL GINNIE MAE			1,708,959,186

Uniform Mortgage Backed Securities - 7.1%
1.5% 12/1/35 (f)		52,100,000	53,421,912
1.5% 12/1/35 (f)		2,500,000	2,563,432
1.5% 12/1/35 (f)		38,200,000	39,169,233
1.5% 12/1/35 (f)		9,850,000	10,099,920
1.5% 12/1/35 (f)		10,700,000	10,971,487
1.5% 12/1/35 (f)		5,850,000	5,998,430
1.5% 12/1/35 (f)		4,900,000	5,024,326
1.5% 12/1/35 (f)		54,600,000	55,985,344
1.5% 12/1/35 (f)		38,200,000	39,169,233
1.5% 1/1/36 (f)		38,650,000	39,588,376
1.5% 1/1/36 (f)		13,450,000	13,776,550
1.5% 1/1/36 (f)		10,700,000	10,959,783
2% 12/1/35 (f)		20,900,000	21,757,475
2% 12/1/35 (f)		22,600,000	23,527,222
2% 12/1/35 (f)		22,200,000	23,110,811
2% 12/1/35 (f)		23,600,000	24,568,249
2% 1/1/36 (f)		23,900,000	24,849,748
2% 1/1/36 (f)		44,500,000	46,268,359
2% 12/1/50 (f)		7,750,000	8,050,495
2% 12/1/50 (f)		14,800,000	15,373,849
2% 12/1/50 (f)		40,500,000	42,070,331
2% 12/1/50 (f)		40,500,000	42,070,331
2% 12/1/50 (f)		81,500,000	84,660,048
2% 12/1/50 (f)		64,550,000	67,052,836
2% 12/1/50 (f)		71,600,000	74,376,190
2% 12/1/50 (f)		63,200,000	65,650,492
2% 12/1/50 (f)		5,150,000	5,349,684
2% 12/1/50 (f)		3,500,000	3,635,708
2% 12/1/50 (f)		4,250,000	4,414,788
2% 12/1/50 (f)		7,750,000	8,050,495
2% 1/1/51 (f)		7,750,000	8,032,937
2.5% 12/1/35 (f)		10,050,000	10,447,282
2.5% 12/1/35 (f)		10,350,000	10,759,141
2.5% 12/1/35 (f)		7,450,000	7,744,502
2.5% 12/1/35 (f)		5,150,000	5,353,582
2.5% 12/1/50 (f)		46,200,000	48,405,311
2.5% 12/1/50 (f)		56,650,000	59,354,131
2.5% 12/1/50 (f)		53,750,000	56,315,703
3% 12/1/50 (f)		29,400,000	30,713,839
3% 12/1/50 (f)		15,300,000	15,983,733
3% 12/1/50 (f)		19,700,000	20,580,361
3% 12/1/50 (f)		15,000,000	15,670,326
3% 12/1/50 (f)		26,850,000	28,049,884
3% 12/1/50 (f)		32,950,000	34,422,483
3% 12/1/50 (f)		62,300,000	65,084,087
3% 12/1/50 (f)		102,650,000	107,237,264
3% 12/1/50 (f)		75,000,000	78,351,630
3% 12/1/50 (f)		75,100,000	78,456,099
3% 12/1/50 (f)		75,100,000	78,456,099
3% 12/1/50 (f)		29,200,000	30,504,901
3% 1/1/51 (f)		43,500,000	45,471,133
3% 1/1/51 (f)		42,450,000	44,373,554
3% 1/1/51 (f)		82,450,000	86,186,090
3.5% 12/1/50 (f)		31,000,000	32,697,743
3.5% 12/1/50 (f)		18,350,000	19,354,954
3.5% 12/1/50 (f)		20,750,000	21,886,392
3.5% 12/1/50 (f)		4,900,000	5,168,353
3.5% 12/1/50 (f)		9,150,000	9,651,108
3.5% 12/1/50 (f)		6,700,000	7,066,932
3.5% 12/1/50 (f)		20,650,000	21,780,916
3.5% 12/1/50 (f)		23,800,000	25,103,428
3.5% 12/1/50 (f)		21,250,000	22,413,775
3.5% 12/1/50 (f)		34,800,000	36,705,853
4% 12/1/50 (f)		1,650,000	1,760,537
4% 12/1/50 (f)		35,800,000	38,198,314
4% 12/1/50 (f)		41,200,000	43,960,070
4% 12/1/50 (f)		30,750,000	32,810,004
4% 12/1/50 (f)		43,450,000	46,360,802
4% 12/1/50 (f)		35,800,000	38,198,314
4% 12/1/50 (f)		21,500,000	22,940,328
4% 12/1/50 (f)		1,650,000	1,760,537
4% 12/1/50 (f)		7,000,000	7,468,944
4% 12/1/50 (f)		43,450,000	46,360,802

TOTAL UNIFORM MORTGAGE BACKED SECURITIES			2,319,167,315

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $6,778,068,306)			6,901,565,636

Asset-Backed Securities - 4.6%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (d)		$7,893,753	$7,472,888
Series 2019-1 Class A, 3.844% 5/15/39 (d)		13,449,648	12,636,573
Series 2019-2:
Class A, 3.376% 10/16/39 (d)		22,515,946	21,269,047
Class B, 4.458% 10/16/39 (d)		4,163,102	3,030,932
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.5358% 7/22/32 (d)(e)(h)		30,202,000	30,173,791
AIMCO CLO Ltd. Series 2020-11A Class A1, 3 month U.S. LIBOR + 1.380% 1.6046% 10/15/31 (d)(e)(h)		18,340,000	18,340,862
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.5484% 1/20/33 (d)(e)(h)		11,198,000	11,191,606
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (d)		478,000	536,537
Series 2015-SFR1 Class E, 5.639% 4/17/52 (d)		1,082,438	1,189,931
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (d)		1,118,000	1,260,202
Class XS, 0% 10/17/52 (c)(d)(e)(n)		766,544	8
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (d)		11,082,555	10,346,219
Class B, 4.335% 1/16/40 (d)		1,796,414	1,305,978
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.5569% 10/15/32 (d)(e)(h)		20,251,000	20,234,455
Ares CLO Ltd. Series 2020-58A Class A, 3 month U.S. LIBOR + 1.220% 0% 1/15/33 (d)(e)(f)(h)		24,810,000	24,810,000
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 1.9369% 4/15/31 (d)(e)(h)		22,555,000	22,596,772
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 1.4369% 1/15/29 (d)(e)(h)		25,124,000	25,023,805
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.4678% 4/17/33 (d)(e)(h)		8,282,000	8,262,463
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 4.1491% 6/26/34 (d)(e)(h)		6,878	24,258
Babson CLO Ltd./Cayman Islands Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.400% 1.6301% 10/15/32 (d)(e)(h)		29,072,000	29,035,544
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.5478% 1/17/33 (d)(e)(h)		12,769,000	12,761,671
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (d)		22,390,469	21,282,897
Class AA, 2.487% 12/16/41 (d)(e)		3,681,250	3,538,508
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.2269% 4/15/29 (d)(e)(h)		24,711,000	24,505,157
Capital Trust RE CDO Ltd. Series 2005-1A Class E, 1 month U.S. LIBOR + 2.100% 3.9464% 3/20/50 (c)(d)(e)(h)		330,000	33
Carvana Auto Receivables Trust Series 2019-4A Class A2, 2.2% 7/15/22 (d)		1,312,848	1,315,911
Cascade Funding Mortgage Trust:
Series 2020-HB2 Class A, 3.4047% 4/25/30 (d)		5,635,132	5,695,518
Series 2020-HB3 Class A, 2.8115% 5/25/30 (d)(e)		1,919,944	1,936,456
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (d)		18,789,980	17,581,600
Class B, 5.095% 4/15/39 (d)		8,870,548	6,601,319
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (d)		17,170,863	16,226,472
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 1.5584% 10/20/32 (d)(e)(h)		16,659,000	16,651,420
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.596% 5/29/32 (d)(e)(h)		11,001,000	10,995,500
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2020-12A Class A, 3 month U.S. LIBOR + 1.270% 1.5101% 10/25/32 (d)(e)(h)		17,350,000	17,328,191
CEDF Series 2018-6A Class AR, 3 month U.S. LIBOR + 1.090% 1.3084% 10/20/28 (d)(e)(h)		5,938,000	5,912,045
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.9194% 7/20/31 (d)(e)(h)		23,194,000	23,280,978
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.5001% 10/25/37 (d)(e)(h)		6,327,818	6,352,880
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (d)		1,182,613	1,187,632
Consumer Loan Underlying Bond Credit Trust:
Series 2019-HP1 Class A, 2.59% 12/15/26 (d)		5,550,263	5,614,703
Series 2019-P1 Class A, 2.94% 7/15/26 (d)		3,233,135	3,255,634
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 4.6814% 1/28/40 (c)(d)(e)(h)		380,378	38
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (d)		10,760,713	11,047,163
Class A2II, 4.03% 11/20/47 (d)		18,229,513	19,376,513
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 1.5469% 7/15/32 (d)(e)(h)		23,190,000	23,169,570
Dryden CLO, Ltd.:
Series 2019-75A Class AR, 3 month U.S. LIBOR + 1.200% 1.4369% 7/15/30 (d)(e)(h)		11,304,000	11,261,350
Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.5484% 10/20/32 (d)(e)(h)		22,298,000	22,301,701
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.22% 1/18/32 (d)(e)(f)(h)		13,000,000	13,000,000
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2020-85A Class A1, 3 month U.S. LIBOR + 1.350% 1.5633% 10/15/32 (d)(e)(h)		21,454,000	21,426,989
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 1.5169% 4/15/29 (d)(e)(h)		25,370,000	25,346,888
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.6101% 5/15/32 (d)(e)(h)		17,982,000	17,964,432
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.3978% 4/17/33 (d)(e)(h)		16,400,000	16,298,615
Eaton Vance CLO, Ltd.:
Series 2020-1A Class A, 1.65% 10/15/30 (d)		29,300,000	29,391,152
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.370% 1.5603% 10/15/32 (d)(e)(h)		31,400,000	31,360,499
FirstKey Homes Trust Series 2020-SFR1 Class F2, 4.284% 9/17/25 (d)		756,000	764,290
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.541% 11/16/32 (d)(e)(h)		22,515,000	22,497,618
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5483% 11/20/33 (d)(e)(h)		29,800,000	29,799,821
Home Partners America Trust Series 2019-2 Class F, 3.866% 10/19/39 (d)		946,286	971,826
Home Partners of America Credit Trust Series 2017-1 Class E, 1 month U.S. LIBOR + 2.650% 2.7864% 7/17/34 (d)(e)(h)		231,000	231,296
Home Partners of America Trust Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 2.4864% 7/17/37 (d)(e)(h)		708,000	700,568
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (d)		8,815,984	8,406,585
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (d)		9,822,365	9,357,038
Invitation Homes Trust Series 2018-SFR2 Class F, 1 month U.S. LIBOR + 2.250% 2.3909% 6/17/37 (d)(e)(h)		592,481	586,324
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.21% 1/15/33 (d)(e)(f)(h)		15,100,000	15,100,000
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.1358% 1/22/28 (d)(e)(h)		18,348,000	18,302,240
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 1.4384% 1/20/29 (d)(e)(h)		8,925,000	8,916,486
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.5369% 7/15/32 (d)(e)(h)		24,205,000	24,189,702
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.9184% 7/15/31 (d)(e)(h)		30,870,000	30,923,066
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.5669% 10/15/32 (d)(e)(h)		10,889,000	10,882,750
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 1.4984% 4/20/30 (d)(e)(h)		18,545,000	18,527,549
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.5669% 1/15/33 (d)(e)(h)		33,783,000	33,763,609
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (d)		6,646,309	6,701,137
Merit Securities Corp. Series 13 Class M1, 7.7764% 12/28/33 (e)		118,941	123,294
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (d)		7,556,689	8,093,546
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.2884% 10/20/30 (d)(e)(h)		24,741,000	24,542,676
Nationstar HECM Loan Trust:
Series 2019-1A Class A, 2.6513% 6/25/29 (d)		3,727,210	3,732,884
Series 2020-1A Class A1, 1.2686% 9/25/30 (d)		18,385,764	18,361,862
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 0.6601% 9/25/35 (e)(h)		110,781	110,638
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5178% 7/17/32 (d)(e)(h)		22,017,000	21,993,574
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 1.0148% 7/25/25 (e)(h)		1,166,749	1,166,983
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.3943% 1/25/36 (e)(h)		855,170	854,653
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (d)		36,916,600	36,753,429
Series 2019-1A Class A2, 3.858% 12/5/49 (d)		17,455,098	16,489,656
Progress Residential Trust:
Series 2017-SFR1 Class F, 5.35% 8/17/34 (d)		160,000	162,694
Series 2018-SFR1 Class F, 4.778% 3/17/35 (d)		472,000	472,893
Series 2018-SFR2 Class F, 4.953% 8/17/35 (d)		524,000	530,350
Series 2018-SFR3:
Class F, 5.368% 10/17/35 (d)		689,000	703,183
Class G, 5.618% 10/17/35 (d)		400,000	405,552
Series 2019-SFR1 Class F, 5.061% 8/17/35 (d)		600,000	616,238
Series 2019-SFR2 Class F, 4.837% 5/17/36 (d)		208,000	201,872
Series 2019-SFR3 Class G, 4.116% 9/17/36 (d)		466,000	462,354
Series 2019-SFR4 Class F, 3.684% 10/17/36 (d)		1,943,000	1,982,983
Series 2020-SFR1:
Class G, 4.028% 4/17/37 (d)		674,000	660,526
Class H, 5.268% 4/17/37 (d)		189,000	183,567
Series 2020-SFR3 Class H, 6.234% 10/17/27 (d)		483,000	482,957
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (d)		17,690,880	16,792,013
Prosper Marketplace Issuance Trust Series 2019-3A Class A, 3.19% 7/15/25 (d)		216,619	217,555
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (d)		20,977,082	19,463,741
Class B, 4.335% 3/15/40 (d)		1,975,003	1,348,493
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (d)		22,598,000	23,998,850
1.884% 7/15/50 (d)		9,101,000	9,370,141
2.328% 7/15/52 (d)		6,959,000	7,029,483
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 2.7409% 1/17/35 (d)(e)(h)		954,000	955,446
Class F, 1 month U.S. LIBOR + 3.400% 3.5409% 1/17/35 (d)(e)(h)		963,000	960,121
Stratus CLO Ltd. Series 2020-1A Class A, 3 month U.S. LIBOR + 1.980% 2.1984% 5/1/28 (d)(e)(h)		30,835,341	30,942,432
Symphony CLO XXIII Ltd. Series 2020-23A Class A, 3 month U.S. LIBOR + 0.000% 1.32% 1/15/34 (d)(e)(h)		17,900,000	17,900,000
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3 month U.S. LIBOR + 2.650% 3.1909% 2/5/36 (c)(d)(e)(h)		352,127	26
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 4.7248% 12/5/36 (c)(d)(e)(h)		697,532	52
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.2184% 1/20/29 (d)(e)(h)		16,565,000	16,452,954
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0101% 9/25/34 (e)(h)		15,831	14,549
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (d)		11,417,003	10,915,481
Series 2018-A Class A, 4.147% 9/15/38 (d)(e)		19,947,329	19,053,938
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (d)		28,947,779	27,483,068
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (d)		14,447,513	15,424,351
Series 2018-6 Class A1A, 3.75% 3/25/58 (d)		17,446,657	18,363,180
Series 2019-1 Class A1, 3.7236% 3/25/58 (d)(e)		6,776,879	7,271,067
Series 2020-4 Class A1, 1.75% 10/25/60 (d)		14,692,044	15,005,716
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.7935% 4/6/42 (d)(e)(h)		1,639,000	1,130,910
Tricon American Homes:
Series 2016-SFR1:
Class B, 2.989% 11/17/33 (d)		329,000	330,178
Class F, 5.769% 11/17/33 (d)		1,689,000	1,692,140
Series 2017-SFR2 Class F, 5.104% 1/17/36 (d)		280,000	294,204
Series 2018-SFR1 Class F, 4.96% 5/17/37 (d)		1,584,000	1,683,926
Series 2019-SFR1 Class F, 3.745% 3/17/38 (d)		924,000	949,618
Series 2020-SFR1 Class F, 4.882% 7/17/38 (d)		269,000	288,676
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (d)		734,000	751,496
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 1.5869% 4/15/32 (d)(e)(h)		21,084,000	21,063,823
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 2.0027% 7/16/31 (d)(e)(h)		26,047,000	26,135,951
Voya CLO Ltd.:
Series 2017-1A Class A1, 3 month U.S. LIBOR + 1.250% 1.4678% 4/17/30 (d)(e)(h)		19,206,000	19,153,395
Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.4884% 7/20/32 (d)(e)(h)		23,497,000	23,485,463
Voya CLO Ltd. / Voya CLO LLC Series 2020-3A Class A1, 3 month U.S. LIBOR + 1.300% 1.4965% 10/20/31 (d)(e)(h)		39,250,000	39,200,702
Voya CLO Ltd./Voya CLO LLC Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.600% 1.7848% 7/19/31 (d)(e)(h)		29,300,000	29,337,182
TOTAL ASSET-BACKED SECURITIES
(Cost $1,502,822,302)			1,496,881,896

Collateralized Mortgage Obligations - 1.1%
Private Sponsor - 0.4%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 0.2881% 6/27/36 (d)(e)(h)		145,847	145,635
BCAP LLC Trust sequential payer Series 2012-RR5 Class 8A5, 0.5514% 7/26/36 (d)(e)		153,179	150,988
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (d)(e)		1,744,649	1,740,213
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (c)(d)(e)		4,537	673
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.4143% 5/27/37 (d)(e)(h)		2,448,640	2,314,708
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (c)(d)(e)(h)		149,476	15
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (d)		12,932,979	13,322,588
Ginnie Mae guaranteed REMIC pass-thru certificates floater Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.5965% 2/20/49 (e)(h)		5,571,602	5,629,042
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.6565% 8/25/60 (d)(e)(h)		7,734,379	7,734,580
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 2.322% 3/25/37 (e)		5,054	5,034
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 1.0261% 12/22/69 (d)(e)(h)		7,642,434	7,665,873
Series 2019-2A Class 1A, 2.71% 12/22/69 (d)(e)		42,614,000	43,563,994
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (d)		4,279,112	4,334,683
RBSSP Resecuritization Trust sequential payer Series 2010-1 Class 2A1, 3.0436% 7/26/45 (d)(e)		620,009	612,369
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/50 (d)		6,199,554	6,198,959
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.3048% 7/20/34 (e)(h)		5,307	5,109
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.7786% 1/21/70 (d)(e)(h)		16,128,000	16,162,095
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.7901% 9/25/43 (e)(h)		2,256,740	2,193,586

TOTAL PRIVATE SPONSOR			111,780,144

U.S. Government Agency - 0.7%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.9501% 2/25/32 (e)(h)		7,721	7,848
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.1435% 3/18/32 (e)(h)		13,840	14,147
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.1501% 4/25/32 (e)(h)		15,311	15,678
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.1501% 10/25/32 (e)(h)		20,374	20,846
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.9001% 1/25/32 (e)(h)		7,657	7,770
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.9499% 12/25/33 (e)(n)(o)		262,617	72,753
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.5299% 11/25/36 (e)(n)(o)		191,875	42,615
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		2,727	2,862
Series 1993-207 Class H, 6.5% 11/25/23		64,123	68,474
Series 1996-28 Class PK, 6.5% 7/25/25		22,795	24,434
Series 1999-17 Class PG, 6% 4/25/29		104,432	116,237
Series 1999-32 Class PL, 6% 7/25/29		105,141	117,369
Series 1999-33 Class PK, 6% 7/25/29		78,191	87,407
Series 2001-52 Class YZ, 6.5% 10/25/31		10,555	12,435
Series 2003-28 Class KG, 5.5% 4/25/23		32,980	34,461
Series 2005-102 Class CO 11/25/35 (p)		52,427	49,353
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.1597% 8/25/35 (e)(o)		14,206	19,571
Series 2005-81 Class PC, 5.5% 9/25/35		147,201	167,433
Series 2006-12 Class BO 10/25/35 (p)		239,203	224,536
Series 2006-15 Class OP 3/25/36 (p)		271,000	255,088
Series 2006-37 Class OW 5/25/36 (p)		25,631	23,955
Series 2006-45 Class OP 6/25/36 (p)		84,403	79,190
Series 2006-62 Class KP 4/25/36 (p)		140,861	132,896
Series 2012-149:
Class DA, 1.75% 1/25/43		2,690,400	2,775,660
Class GA, 1.75% 6/25/42		2,894,038	2,980,768
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		22,207	25,454
Series 1999-25 Class Z, 6% 6/25/29		83,456	95,018
Series 2001-20 Class Z, 6% 5/25/31		109,820	123,326
Series 2001-31 Class ZC, 6.5% 7/25/31		58,458	67,524
Series 2002-16 Class ZD, 6.5% 4/25/32		36,543	43,172
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.3999% 11/25/32 (e)(n)(o)		132,227	19,598
Series 2012-67 Class AI, 4.5% 7/25/27 (n)		482,886	30,212
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.4899% 12/25/36 (e)(n)(o)		135,637	37,024
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.2899% 5/25/37 (e)(n)(o)		74,403	16,943
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.3752% 9/25/23 (e)(o)		3,004	3,532
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.9499% 3/25/33 (e)(n)(o)		17,302	4,195
Series 2005-72 Class ZC, 5.5% 8/25/35		1,038,316	1,178,308
Series 2005-79 Class ZC, 5.9% 9/25/35		769,322	882,411
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 39.7192% 6/25/37 (e)(o)		62,084	132,887
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 38.6992% 7/25/37 (e)(o)		94,022	201,368
Class SB, 39.600% - 1 month U.S. LIBOR 38.6992% 7/25/37 (e)(o)		32,639	61,954
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 6.3949% 8/25/37 (e)(n)(o)		2,787,953	641,599
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.1999% 3/25/38 (e)(n)(o)		479,090	102,631
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 6.2099% 6/25/21 (e)(n)(o)		4	0
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.8999% 12/25/40 (e)(n)(o)		456,577	94,247
Class ZA, 4.5% 12/25/40		2,054,611	2,270,527
Series 2010-139 Class NI, 4.5% 2/25/40 (n)		260,966	15,954
Series 2010-150 Class ZC, 4.75% 1/25/41		2,572,131	2,895,639
Series 2010-17 Class DI, 4.5% 6/25/21 (n)		2	0
Series 2010-95 Class ZC, 5% 9/25/40		5,454,970	6,175,057
Series 2011-39 Class ZA, 6% 11/25/32		324,323	377,732
Series 2011-4 Class PZ, 5% 2/25/41		999,633	1,165,223
Series 2011-67 Class AI, 4% 7/25/26 (n)		84,845	4,671
Series 2011-83 Class DI, 6% 9/25/26 (n)		46,618	1,584
Series 2012-100 Class WI, 3% 9/25/27 (n)		1,732,525	114,925
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.5008% 12/25/30 (e)(n)(o)		473,147	30,573
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.3999% 6/25/41 (e)(n)(o)		563,140	46,664
Series 2013-133 Class IB, 3% 4/25/32 (n)		988,095	33,711
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.8999% 1/25/44 (e)(n)(o)		606,335	99,637
Series 2013-51 Class GI, 3% 10/25/32 (n)		1,803,906	131,023
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.5699% 6/25/35 (e)(n)(o)		362,127	74,741
Series 2015-42 Class IL, 6% 6/25/45 (n)		2,767,381	538,212
Series 2015-70 Class JC, 3% 10/25/45		2,411,301	2,560,635
Series 2017-30 Class AI, 5.5% 5/25/47 (n)		1,542,224	310,323
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (n)		70,586	12,988
Series 343 Class 16, 5.5% 5/25/34 (n)		62,313	10,341
Series 348 Class 14, 6.5% 8/25/34 (e)(n)		43,962	9,991
Series 351:
Class 12, 5.5% 4/25/34 (e)(n)		28,161	5,202
Class 13, 6% 3/25/34 (n)		38,825	7,246
Series 359 Class 19, 6% 7/25/35 (e)(n)		23,598	4,840
Series 384 Class 6, 5% 7/25/37 (n)		296,112	51,195
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.9409% 1/15/32 (e)(h)		6,565	6,673
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.0409% 3/15/32 (e)(h)		8,461	8,630
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.1409% 3/15/32 (e)(h)		9,180	9,391
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.0409% 6/15/31 (e)(h)		15,795	16,092
Class FG, 1 month U.S. LIBOR + 0.900% 1.0409% 3/15/32 (e)(h)		4,982	5,082
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.3909% 5/15/37 (e)(h)		357,199	358,209
planned amortization class:
Series 2095 Class PE, 6% 11/15/28		118,987	133,046
Series 2101 Class PD, 6% 11/15/28		10,135	11,302
Series 2121 Class MG, 6% 2/15/29		46,857	52,358
Series 2131 Class BG, 6% 3/15/29		344,265	385,974
Series 2137 Class PG, 6% 3/15/29		51,242	57,515
Series 2154 Class PT, 6% 5/15/29		92,080	103,353
Series 2162 Class PH, 6% 6/15/29		18,089	20,151
Series 2520 Class BE, 6% 11/15/32		126,311	145,827
Series 2693 Class MD, 5.5% 10/15/33		1,370,560	1,582,854
Series 2802 Class OB, 6% 5/15/34		140,925	158,721
Series 3002 Class NE, 5% 7/15/35		349,319	391,678
Series 3110 Class OP 9/15/35 (p)		142,617	139,019
Series 3119 Class PO 2/15/36 (p)		316,861	298,077
Series 3121 Class KO 3/15/36 (p)		53,309	50,798
Series 3123 Class LO 3/15/36 (p)		180,683	170,081
Series 3145 Class GO 4/15/36 (p)		178,450	168,791
Series 3189 Class PD, 6% 7/15/36		289,610	344,617
Series 3225 Class EO 10/15/36 (p)		93,778	88,037
Series 3258 Class PM, 5.5% 12/15/36		139,076	160,431
Series 3415 Class PC, 5% 12/15/37		120,706	135,913
Series 3786 Class HI, 4% 3/15/38 (n)		143,998	3,065
Series 3806 Class UP, 4.5% 2/15/41		867,531	959,802
Series 3832 Class PE, 5% 3/15/41		1,481,270	1,662,038
Series 4135 Class AB, 1.75% 6/15/42		2,177,283	2,242,760
sequential payer:
Series 2135 Class JE, 6% 3/15/29		23,413	26,317
Series 2274 Class ZM, 6.5% 1/15/31		32,676	37,557
Series 2281 Class ZB, 6% 3/15/30		63,028	70,028
Series 2303 Class ZV, 6% 4/15/31		31,845	35,891
Series 2357 Class ZB, 6.5% 9/15/31		238,206	280,447
Series 2502 Class ZC, 6% 9/15/32		60,025	69,152
Series 2519 Class ZD, 5.5% 11/15/32		89,595	101,591
Series 2546 Class MJ, 5.5% 3/15/23		20,712	21,670
Series 2601 Class TB, 5.5% 4/15/23		9,702	10,159
Series 2998 Class LY, 5.5% 7/15/25		45,132	48,552
Series 3871 Class KB, 5.5% 6/15/41		1,993,984	2,372,559
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.4591% 2/15/36 (e)(n)(o)		89,839	18,803
Series 2013-4281 Class AI, 4% 12/15/28 (n)		748,257	36,910
Series 2017-4683 Class LM, 3% 5/15/47		3,538,722	3,759,579
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 45.8843% 8/15/24 (e)(o)		406	477
Class SD, 86.400% - 1 month U.S. LIBOR 84.6185% 8/15/24 (e)(o)		596	782
Series 2933 Class ZM, 5.75% 2/15/35		1,479,675	1,751,848
Series 2935 Class ZK, 5.5% 2/15/35		1,315,209	1,507,870
Series 2947 Class XZ, 6% 3/15/35		501,383	584,468
Series 2996 Class ZD, 5.5% 6/15/35		1,115,799	1,318,502
Series 3237 Class C, 5.5% 11/15/36		1,471,401	1,703,710
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.5191% 11/15/36 (e)(n)(o)		382,799	97,271
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.6091% 3/15/37 (e)(n)(o)		593,703	159,034
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.6191% 4/15/37 (e)(n)(o)		844,874	227,139
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.4391% 6/15/37 (e)(n)(o)		289,319	67,457
Series 3949 Class MK, 4.5% 10/15/34		245,263	270,982
Series 3955 Class YI, 3% 11/15/21 (n)		88,596	855
Series 4055 Class BI, 3.5% 5/15/31 (n)		898,587	33,827
Series 4149 Class IO, 3% 1/15/33 (n)		905,813	90,271
Series 4314 Class AI, 5% 3/15/34 (n)		273,468	18,940
Series 4427 Class LI, 3.5% 2/15/34 (n)		1,956,489	109,688
Series 4471 Class PA 4% 12/15/40		1,528,715	1,639,909
target amortization class Series 2156 Class TC, 6.25% 5/15/29		58,263	63,184
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.0484% 2/15/24 (e)(h)		16,250	16,341
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		40,477	45,108
Series 2056 Class Z, 6% 5/15/28		95,026	106,201
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		3,042,149	3,353,089
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57		7,205,420	7,859,154
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5491% 6/16/37 (e)(n)(o)		167,281	40,609
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.7063% 3/20/60 (e)(h)(q)		2,214,759	2,221,448
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.4761% 7/20/60 (e)(h)(q)		288,265	287,635
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.44% 9/20/60 (e)(h)(q)		346,728	345,752
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.44% 8/20/60 (e)(h)(q)		357,998	357,026
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 0.52% 12/20/60 (e)(h)(q)		724,934	724,342
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.64% 12/20/60 (e)(h)(q)		904,101	905,875
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.64% 2/20/61 (e)(h)(q)		1,535,369	1,537,499
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.63% 2/20/61 (e)(h)(q)		2,057,018	2,059,777
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.64% 4/20/61 (e)(h)(q)		817,601	819,295
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.64% 5/20/61 (e)(h)(q)		1,139,733	1,142,092
Class FC, 1 month U.S. LIBOR + 0.500% 0.64% 5/20/61 (e)(h)(q)		939,566	941,506
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.67% 6/20/61 (e)(h)(q)		1,097,397	1,100,263
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.74% 10/20/61 (e)(h)(q)		2,198,757	2,208,147
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.84% 11/20/61 (e)(h)(q)		1,207,971	1,215,780
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.84% 1/20/62 (e)(h)(q)		782,956	787,823
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.77% 1/20/62 (e)(h)(q)		1,106,278	1,111,702
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.77% 3/20/62 (e)(h)(q)		713,121	716,213
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.79% 5/20/61 (e)(h)(q)		31,981	32,157
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 0.66% 10/20/62 (e)(h)(q)		583,640	585,000
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 0.67% 7/20/60 (e)(h)(q)		17,344	17,358
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 0.5% 3/20/63 (e)(h)(q)		1,069,309	1,068,089
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.74% 1/20/64 (e)(h)(q)		1,052,119	1,055,903
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 0.74% 12/20/63 (e)(h)(q)		3,789,758	3,805,278
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.64% 6/20/64 (e)(h)(q)		4,583,755	4,593,074
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 0.64% 9/20/64 (e)(h)(q)		15,178,227	15,209,446
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.54% 12/20/62 (e)(h)(q)		62,338	62,321
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 0.5465% 1/20/49 (e)(h)		7,221,116	7,271,771
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 0.6465% 10/20/49 (e)(h)		2,658,852	2,685,102
Series 2019-153 Class FB, 1 month U.S. LIBOR + 0.450% 0.5965% 12/20/49 (e)(h)		8,865,393	8,926,712
Series 2019-65 Class BF, 1 month U.S. LIBOR + 0.400% 0.5465% 5/20/49 (e)(h)		6,591,766	6,637,951
Series 2019-98 Class FN, 1 month U.S. LIBOR + 0.500% 0.6465% 8/20/49 (e)(h)		3,755,814	3,794,351
Series 2020-32 Class GF, 1 month U.S. LIBOR + 0.400% 0.5465% 3/20/50 (e)(h)		8,511,400	8,569,460
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.707% 12/20/40 (e)(o)		2,805,232	3,366,289
Series 2011-136 Class WI, 4.5% 5/20/40 (n)		139,515	9,359
Series 2016-69 Class WA, 3% 2/20/46		2,273,732	2,354,622
Series 2017-134 Class BA, 2.5% 11/20/46		3,157,462	3,313,282
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34		497,286	563,878
Series 2010-160 Class DY, 4% 12/20/40		5,484,898	6,035,582
Series 2010-170 Class B, 4% 12/20/40		1,223,715	1,346,809
Series 2017-139 Class BA, 3% 9/20/47		11,324,496	12,089,846
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.3591% 5/16/34 (e)(n)(o)		95,049	19,972
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0591% 8/17/34 (e)(n)(o)		95,151	24,000
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.3547% 6/16/37 (e)(o)		9,106	17,460
Series 2010-116 Class QB, 4% 9/16/40		12,170,230	13,220,445
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.4863% 5/20/60 (e)(h)(q)		828,252	826,456
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.9535% 7/20/41 (e)(n)(o)		471,696	89,145
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5591% 6/16/42 (e)(n)(o)		350,976	81,381
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.4713% 4/20/39 (e)(o)		100,823	106,279
Class ST, 8.800% - 1 month U.S. LIBOR 8.6047% 8/20/39 (e)(o)		333,305	344,713
Series 2013-149 Class MA, 2.5% 5/20/40		6,258,505	6,515,027
Series 2014-2 Class BA, 3% 1/20/44		6,046,039	6,500,524
Series 2014-21 Class HA, 3% 2/20/44		2,480,195	2,638,118
Series 2014-25 Class HC, 3% 2/20/44		3,935,913	4,262,846
Series 2014-5 Class A, 3% 1/20/44		3,594,234	3,844,651
Series 2015-H13 Class HA, 2.5% 8/20/64 (q)		378,213	381,088
Series 2015-H21 Class JA, 2.5% 6/20/65 (q)		174,719	174,687
Series 2017-186 Class HK, 3% 11/16/45		5,596,363	6,008,576
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.47% 8/20/66 (e)(h)(q)		9,222,270	9,132,423

TOTAL U.S. GOVERNMENT AGENCY			231,953,645

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $336,244,986)			343,733,789

Commercial Mortgage Securities - 3.2%
Ashford Hospitality Trust floater Series 2018-ASHF Class E, 1 month U.S. LIBOR + 3.100% 3.2409% 4/15/35(d)(e)(h)		710,000	621,987
Atrium Hotel Portfolio Trust floater Series 2018-ATRM Class D, 1 month U.S. LIBOR + 2.300% 2.4409% 6/15/35 (d)(e)(h)		304,000	273,364
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-AHT Class E, 1 month U.S. LIBOR + 3.200% 3.3409% 3/15/34 (d)(e)(h)		987,000	847,703
Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 2.0909% 4/15/36 (d)(e)(h)		1,880,000	1,765,605
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 3% 11/15/30 (d)(e)(h)		23,291,000	23,291,426
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (d)		11,600,000	11,682,452
Class ANM, 3.112% 11/5/32 (d)		14,236,000	14,204,036
Series 2015-200P Class F, 3.7157% 4/14/33 (d)(e)		831,000	831,679
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (d)		3,196,000	2,836,903
Class CNM, 3.8425% 11/5/32 (d)(e)		1,322,000	1,117,483
BANK:
sequential payer:
Series 2019-BN21 Class A5, 2.851% 10/17/52		2,606,000	2,872,995
Series 2019-BN23 Class E, 2.5% 12/15/52 (d)		693,000	533,740
Series 2017-BNK4 Class D, 3.357% 5/15/50 (d)		1,426,000	1,367,408
Series 2017-BNK6 Class D, 3.1% 7/15/60 (d)		830,000	675,126
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (d)		1,738,000	1,402,193
Class E, 2.8% 11/15/50 (d)		1,092,000	621,941
Series 2018-BN12 Class D, 3% 5/15/61 (d)		866,000	596,182
Series 2018-BN15:
Class D, 3% 11/15/61 (d)		735,000	564,758
Class E, 3% 11/15/61 (d)		735,000	467,871
Series 2019-BN18:
Class D, 3% 5/15/62 (d)		1,150,000	1,030,211
Class E, 3% 5/15/62 (d)		588,000	474,552
Series 2019-BN19:
Class D, 3% 8/15/61 (d)		1,680,000	1,531,011
Class E, 3% 8/15/61 (d)		276,000	219,659
Series 2019-BN20 Class D, 2.5% 9/15/62 (d)		1,743,000	1,545,578
Series 2019-BN21:
Class E, 2.5% 10/17/52 (d)		950,000	746,725
Class F, 2.6818% 10/17/52 (d)		1,344,000	601,540
Series 2020-BN27 Class D, 2.5% 4/15/63 (d)		430,000	377,987
Series 2020-BN28 Class E, 2.5% 3/15/63 (d)		441,000	365,224
Series 2020-BN29 Class E, 2.5% 11/15/53 (d)		525,000	416,362
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (e)		610,000	610,918
Class D, 3.25% 2/15/50 (d)		1,222,000	983,918
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class XA, 2.1041% 7/15/49 (e)(n)		27,469,602	1,831,223
Barclays Commercial Mortgage Securities LLC Series 2019-C5:
Class D, 2.5% 11/15/52 (d)		333,000	285,803
Class F, 2.7297% 11/15/52 (d)(e)		548,000	238,575
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 0% 10/25/36 (c)(d)(e)(n)		1,372,293	0
BBCMS Mortgage Trust:
sequential payer Series 2020-C8 Class E, 2.25% 10/15/53 (d)		1,476,000	1,068,215
Series 2016-ETC:
Class D, 3.7292% 8/14/36 (d)(e)		868,000	665,737
Class E, 3.7292% 8/14/36 (d)(e)		637,000	427,051
Series 2020-C6 Class E, 2.4% 2/15/53 (d)		628,000	436,474
Series 2020-C7 Class D, 3.7186% 4/15/53 (d)(e)		393,000	342,432
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51		2,953,000	3,500,963
Series 2019-B14:
Class 225D, 3.4041% 12/15/62 (d)(e)		719,000	670,107
Class 225E, 3.4041% 12/15/62 (d)(e)		485,000	425,632
Class A5, 3.0486% 12/15/62		4,059,000	4,546,701
Series 2020-B20 Class E, 2% 10/15/53 (d)		1,029,000	772,255
Series 2018-B7:
Class D, 3% 5/15/53 (d)(e)		614,000	498,939
Class E, 3% 5/15/53 (d)(e)		614,000	445,745
Class F, 3.7661% 5/15/53 (d)(e)		1,365,000	742,182
Series 2019-B12 Class D, 3% 8/15/52 (d)		682,000	623,303
Series 2020-B18:
Class AGNG, 4.5348% 7/15/53 (d)(e)		1,995,000	1,876,133
Class D, 2.25% 7/15/53 (d)		1,365,000	1,177,564
Series 2020-B21:
Class D, 2% 12/15/53 (d)		798,000	649,637
Class E, 2% 12/15/53 (d)		737,000	512,568
Series 2020-IG2:
Class C, 3.4028% 9/15/48 (d)(e)		546,000	532,603
Class D, 3.4028% 9/15/48 (d)(e)		693,000	642,134
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (d)(e)		1,400,000	1,062,326
BFLD Trust:
floater Series 2020-EYP Class G, 1 month U.S. LIBOR + 4.850% 4.9909% 10/15/35 (d)(e)(h)		993,000	977,994
floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.2% 11/15/22 (d)(e)(h)		13,388,000	13,413,519
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 2.5409% 6/15/35 (d)(e)(h)		294,000	258,974
BWAY Mortgage Trust Series 2015-1740 Class E, 4.8058% 1/10/35 (d)(e)		637,000	596,098
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA:
Class E, 1 month U.S. LIBOR + 1.950% 2.0919% 3/15/37 (d)(e)(h)		695,000	690,207
Class F, 1 month U.S. LIBOR + 2.470% 2.6119% 3/15/37 (d)(e)(h)		1,274,000	1,246,774
Series 2019-CALM Class E, 1 month U.S. LIBOR + 2.000% 2.1409% 11/15/32 (d)(e)(h)		340,000	323,358
Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.1409% 12/15/36 (d)(e)(h)		13,449,690	13,411,965
Class C, 1 month U.S. LIBOR + 1.120% 1.2609% 12/15/36 (d)(e)(h)		10,729,180	10,662,523
Class D, 1 month U.S. LIBOR + 1.250% 1.3909% 12/15/36 (d)(e)(h)		18,180,360	17,941,701
Class G, 1 month U.S. LIBOR + 2.500% 2.6409% 12/15/36 (d)(e)(h)		2,307,888	2,241,405
Series 2020-FOX Class G, 1 month U.S. LIBOR + 4.750% 4.8909% 11/15/32 (d)(e)(h)		945,000	949,163
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 1.0169% 11/15/32 (d)(e)(h)		5,594,000	5,554,510
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9409% 12/15/36 (d)(e)(h)		25,630,541	25,599,751
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.1409% 11/15/32 (d)(e)(h)		20,155,000	20,187,258
Series 2020-VIV2 Class C, 3.6605% 3/9/44 (d)(e)		1,722,000	1,677,484
Series 2020-VIVA:
Class D, 3.667% 3/9/44 (d)(e)		1,482,000	1,393,042
Class E, 3.667% 3/9/44 (d)(e)		953,000	818,756
BX Trust:
floater:
Series 2017-APPL Class F, 1 month U.S. LIBOR + 4.250% 4.3909% 7/15/34 (d)(e)(h)		1,145,800	1,114,217
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.7659% 9/15/37 (d)(e)(h)		6,299,990	4,770,805
Series 2018-IND:
Class F, 1 month U.S. LIBOR + 1.800% 1.9409% 11/15/35 (d)(e)(h)		6,762,700	6,699,179
Class G, 1 month U.S. LIBOR + 2.050% 2.1909% 11/15/35 (d)(e)(h)		1,467,200	1,452,500
Class H, 1 month U.S. LIBOR + 3.000% 3.1409% 11/15/35 (d)(e)(h)		548,100	542,608
Series 2019-ATL Class E, 1 month U.S. LIBOR + 2.230% 2.3775% 10/15/36 (d)(e)(h)		972,000	855,140
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.4409% 4/15/34 (d)(e)(h)		11,328,000	10,760,305
Class C, 1 month U.S. LIBOR + 1.600% 1.7409% 4/15/34 (d)(e)(h)		7,490,000	7,020,818
Class D, 1 month U.S. LIBOR + 1.900% 2.0409% 4/15/34 (d)(e)(h)		7,862,000	7,320,287
Class G, 1 month U.S. LIBOR + 3.600% 3.7409% 4/15/34 (d)(e)(h)		1,533,000	1,241,145
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.2209% 10/15/36 (d)(e)(h)		10,899,837	10,879,350
Class C, 1 month U.S. LIBOR + 1.250% 1.3909% 10/15/36 (d)(e)(h)		13,702,165	13,667,848
Class D, 1 month U.S. LIBOR + 1.450% 1.5909% 10/15/36 (d)(e)(h)		19,408,394	19,323,274
Class E, 1 month U.S. LIBOR + 1.800% 1.9409% 10/15/36 (d)(e)(h)		27,270,478	27,117,442
Class F, 1 month U.S. LIBOR + 2.000% 2.1409% 10/15/36 (d)(e)(h)		589,514	582,130
Class J, 1 month U.S. LIBOR + 2.650% 2.7909% 10/15/36 (d)(e)(h)		6,773,240	6,612,048
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.7409% 12/15/36 (d)(e)(h)		13,606,546	13,376,481
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1409% 4/15/34 (d)(e)(h)		21,067,000	20,408,159
sequential payer Series 2020-VIV3 Class B, 3.662% 3/9/44 (d)(e)		1,006,000	1,018,883
Series 2019-OC11:
Class C, 3.856% 12/9/41 (d)		1,092,000	1,091,645
Class D, 4.0755% 12/9/41 (d)(e)		168,000	164,203
Class E, 4.0755% 12/9/41 (d)(e)		4,148,000	3,821,939
BXMT Ltd. floater Series 2017-FL1 Class D, 1 month U.S. LIBOR + 2.700% 2.8435% 6/15/35 (d)(e)(h)		533,000	530,339
CALI Mortgage Trust Series 2019-101C Class F, 4.4686% 3/10/39 (d)(e)		1,743,000	1,648,506
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 3.3909% 12/15/37 (d)(e)(h)		4,218,000	4,026,059
CD Mortgage Trust Series 2017-CD3:
Class C, 4.7108% 2/10/50 (e)		1,482,000	1,494,471
Class D, 3.25% 2/10/50 (d)		1,340,000	1,042,088
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.9307% 12/15/47 (d)(e)		478,000	492,763
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0909% 11/15/36 (d)(e)(h)		10,499,000	10,426,667
Class B, 1 month U.S. LIBOR + 1.250% 1.3909% 11/15/36 (d)(e)(h)		2,800,000	2,759,664
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.2609% 6/15/34 (d)(e)(h)		28,543,829	27,308,261
Class B, 1 month U.S. LIBOR + 1.500% 1.6409% 6/15/34 (d)(e)(h)		5,618,754	5,328,566
Class C, 1 month U.S. LIBOR + 1.750% 1.8909% 6/15/34 (d)(e)(h)		6,348,605	5,967,509
Class E, 1 month U.S. LIBOR + 2.350% 2.4909% 6/15/34 (d)(e)(h)		2,948,278	2,545,787
Class F, 1 month U.S. LIBOR + 2.600% 2.7491% 6/15/34 (d)(e)(h)		3,805,578	3,034,042
Citigroup Commercial Mortgage Trust:
Series 19-SMRT Class E, 4.9031% 1/10/36 (d)(e)		791,000	794,319
Series 2013-375P Class E, 3.6348% 5/10/35 (d)(e)		1,306,000	1,253,073
Series 2013-GC15 Class D, 5.3541% 9/10/46 (d)(e)		2,196,000	2,093,888
Series 2015-GC29 Class XA, 1.1802% 4/10/48 (e)(n)		34,229,537	1,331,454
Series 2015-GC33 Class XA, 1.0396% 9/10/58 (e)(n)		55,807,988	1,962,711
Series 2016-C3 Class D, 3% 11/15/49 (d)		1,507,000	1,019,871
Series 2016-P6 Class XA, 0.9188% 12/10/49 (e)(n)		51,421,368	1,383,538
Series 2019-GC41:
Class D, 3% 8/10/56 (d)		378,000	344,789
Class E, 3% 8/10/56 (d)		834,000	659,428
Series 2019-GC43 Class E, 3% 11/10/52 (d)		1,196,000	950,868
Series 2020-420K Class E, 3.3118% 11/10/42 (d)		1,029,000	943,281
Series 2020-GC46:
Class D, 2.6% 2/15/53 (d)		1,208,000	1,021,798
Class E, 2.6% 2/15/53 (d)		136,000	94,171
COMM Mortgage Trust:
floater:
Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 3.1909% 9/15/33 (d)(e)(h)		468,000	364,577
Class G, 1 month U.S. LIBOR + 5.050% 5.1972% 9/15/33 (d)(e)(h)		544,000	412,935
Series 2019-521F Class F, 1 month U.S. LIBOR + 2.390% 2.5348% 6/15/34 (d)(e)(h)		1,260,000	1,026,809
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (d)		5,924,751	6,211,715
Series 2013-LC6 Class E, 3.5% 1/10/46 (d)		959,000	561,341
Series 2014-CR18 Class A5, 3.828% 7/15/47		5,007,100	5,493,301
Series 2012-CR1:
Class C, 5.4966% 5/15/45 (e)		769,000	669,649
Class D, 5.4966% 5/15/45 (d)(e)		2,108,000	1,503,913
Class G, 2.462% 5/15/45 (c)(d)		774,000	123,045
Series 2012-LC4 Class C, 5.7198% 12/10/44 (e)		166,000	146,988
Series 2013-CR10:
Class C, 4.9488% 8/10/46 (d)(e)		314,000	316,309
Class D, 4.9488% 8/10/46 (d)(e)		1,490,000	1,430,532
Series 2013-CR12 Class D, 5.2405% 10/10/46 (d)(e)		524,000	263,062
Series 2013-CR9 Class C, 4.3849% 7/10/45 (d)(e)		334,462	261,410
Series 2013-LC6 Class D, 4.4546% 1/10/46 (d)(e)		1,664,000	1,469,774
Series 2014-CR15 Class D, 4.8912% 2/10/47 (d)(e)		298,000	299,370
Series 2014-CR17 Class E, 5.0086% 5/10/47 (c)(d)(e)		255,000	129,886
Series 2014-CR20 Class XA, 1.1727% 11/10/47 (e)(n)		67,523,866	2,223,541
Series 2014-LC17:
Class C, 4.7048% 10/10/47 (e)		340,000	345,967
Class XA, 0.8755% 10/10/47 (e)(n)		48,201,743	1,070,286
Series 2014-UBS2 Class D, 5.1592% 3/10/47 (d)(e)		994,000	729,434
Series 2014-UBS6 Class XA, 1.0361% 12/10/47 (e)(n)		84,222,769	2,347,086
Series 2015-3BP Class F, 3.3463% 2/10/35 (d)(e)		1,538,000	1,453,317
Series 2017-CD4 Class D, 3.3% 5/10/50 (d)		1,079,000	909,326
Series 2019-CD4 Class C, 4.349% 5/10/50 (e)		1,794,000	1,720,978
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 7.3938% 5/10/43 (d)(e)		60,296	60,217
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (d)		368,000	312,605
Commercial Mortgage Trust Series 2016-CD2:
Class C, 4.1578% 11/10/49 (e)		619,000	609,047
Class D, 2.9078% 11/10/49 (e)		546,000	415,216
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.9918% 8/15/45 (d)(e)		105,000	92,804
Class E, 4.9918% 8/15/45 (d)(e)		1,835,100	1,290,354
Class F, 4.25% 8/15/45 (d)		2,033,000	1,098,659
Series 2014-CR2 Class G, 4.25% 8/15/45 (d)		522,000	145,978
Core Industrial Trust floater Series 2019-CORE:
Class A, 1 month U.S. LIBOR + 0.880% 1.0209% 12/15/31 (d)(e)(h)		10,250,000	10,202,285
Class E, 1 month U.S. LIBOR + 1.900% 2.0409% 12/15/31 (d)(e)(h)		1,469,000	1,439,545
CPT Mortgage Trust sequential payer Series 2019-CPT Class F, 3.0967% 11/13/39 (d)(e)		1,196,000	1,035,084
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (d)		87,310	53,749
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 1.3709% 5/15/36 (d)(e)(h)		12,828,000	12,812,555
Class C, 1 month U.S. LIBOR + 1.430% 1.5709% 5/15/36 (d)(e)(h)		14,090,000	14,063,242
Class F, 1 month U.S. LIBOR + 2.650% 2.7909% 5/15/36 (d)(e)(h)		693,000	682,581
Series 2019-SKLZ Class D, 1 month U.S. LIBOR + 3.600% 3.7409% 1/15/34 (d)(e)(h)		647,000	607,971
Series 2020-FACT Class F, 1 month U.S. LIBOR + 6.150% 6.306% 10/15/37 (d)(e)(h)		1,029,000	1,029,039
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (d)		7,604,000	7,843,656
Series 2018-SITE:
Class A, 4.284% 4/15/36 (d)		11,930,000	11,837,838
Class B, 4.5349% 4/15/36 (d)		3,730,000	3,619,793
Class C, 4.9414% 4/15/36 (d)(e)		2,462,000	2,300,883
Class D, 4.9414% 4/15/36 (d)(e)		4,923,000	4,129,937
Series 2019-UVIL Class E, 3.3928% 12/15/41 (d)(e)		952,000	715,213
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (d)		1,278,000	971,864
Series 2017-CX10 Class UESD, 4.3778% 10/15/32 (d)(e)		1,055,000	992,399
Series 2017-CX9 Class D, 4.2876% 9/15/50 (d)(e)		518,000	379,345
Series 2018-CX11 Class C, 4.9499% 4/15/51 (e)		495,000	518,665
Series 2019-C15 Class C, 5.1461% 3/15/52 (e)		1,428,000	1,467,724
CSMC Trust:
floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.350% 4.4909% 7/15/32 (d)(e)(h)		1,319,000	966,873
Series 2017-MOON Class E, 3.303% 7/10/34 (d)(e)		1,363,000	1,304,050
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 5.099% 1/10/34 (d)(e)		458,000	466,653
Class E, 5.099% 1/10/34 (d)(e)		1,487,000	1,479,564
DBGS Mortgage Trust:
Series 2018-C1:
Class C, 4.7843% 10/15/51 (e)		355,000	362,500
Class D, 3.0343% 10/15/51 (d)(e)		1,512,000	1,334,650
Series 2019-1735 Class F, 4.3344% 4/10/37 (d)(e)		1,188,000	909,857
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/53 (d)		377,000	337,332
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.7673% 11/10/46 (d)(e)		2,136,000	2,135,241
Class F, 5.7673% 11/10/46 (d)(e)		2,129,000	2,109,172
Class G, 4.652% 11/10/46 (d)		2,273,000	2,185,412
Class XB, 0.3354% 11/10/46 (d)(e)(n)		13,328,000	91
Series 2011-LC3A Class D, 5.5131% 8/10/44 (d)(e)		969,000	775,430
DC Office Trust Series 2019-MTC Class E, 3.1744% 9/15/45 (d)(e)		449,000	347,727
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.6315% 8/10/49 (e)		382,000	347,949
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.6622% 12/25/43 (e)(n)		797,830	40
Series K012 Class X3, 2.338% 1/25/41 (e)(n)		1,128,055	67
Series K013 Class X3, 2.9107% 1/25/43 (e)(n)		1,113,000	81
sequential payer:
Series 2020-K118 Class A2, 1.493% 9/25/30		5,800,000	5,979,730
Series 2020-K120 Class A2, 1.5% 10/25/30		16,500,000	17,014,916
Series 2020-K119 Class A2, 1.566% 9/25/30		15,100,000	15,695,838
Series KAIV Class X2, 3.5908% 6/25/41 (e)(n)		574,000	5,169
GB Trust floater Series 2020-FLIX:
Class A, 1 month U.S. LIBOR + 1.120% 1.2609% 8/15/37 (d)(e)(h)		20,500,000	20,528,366
Class B, 1 month U.S. LIBOR + 1.350% 1.4909% 8/15/37 (d)(e)(h)		4,300,000	4,313,821
Class C, 1 month U.S. LIBOR + 1.600% 1.7409% 8/15/37 (d)(e)(h)		2,300,000	2,310,506
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 3.0934% 11/21/35 (d)(e)(h)		424,000	400,714
Grace Mortgage Trust Series 2014-GRCE Class F, 3.7098% 6/10/28 (d)(e)		1,219,000	1,218,892
GS Mortgage Securities Corp. II Series 2010-C1:
Class B, 5.148% 8/10/43 (d)		651,000	600,753
Class X, 1.1818% 8/10/43 (d)(e)(n)		1,153,661	10,175
GS Mortgage Securities Corp. Trust floater:
Series 2019-70P Class F, 1 month U.S. LIBOR + 2.650% 2.7909% 10/15/36 (d)(e)(h)		1,080,000	928,813
Series 2019-SOHO Class E, 1 month U.S. LIBOR + 1.870% 2.0155% 6/15/36 (d)(e)(h)		1,488,000	1,384,963
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.5909% 9/15/31 (d)(e)(h)		38,854,000	35,509,055
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.2309% 10/15/31 (d)(e)(h)		10,027,000	9,904,653
Series 2011-GC3 Class D, 5.7066% 3/10/44 (d)(e)		323,000	306,843
Series 2011-GC5:
Class C, 5.5547% 8/10/44 (d)(e)		908,923	858,302
Class D, 5.5547% 8/10/44 (d)(e)		623,936	520,865
Class E, 5.5547% 8/10/44 (d)(e)		773,957	479,855
Class F, 4.5% 8/10/44 (d)		1,339,218	563,076
Series 2012-GC6:
Class D, 5.839% 1/10/45 (d)(e)		1,837,000	1,502,659
Class E, 5% 1/10/45 (d)(e)		1,117,000	706,110
Series 2012-GC6I Class F, 5% 1/10/45 (c)(e)		447,457	181,986
Series 2012-GCJ7:
Class C, 5.8158% 5/10/45 (e)		1,043,000	1,025,384
Class D, 5.8158% 5/10/45 (d)(e)		2,561,000	2,268,844
Class F, 5% 5/10/45 (c)(d)		1,100,469	298,005
Series 2012-GCJ9:
Class D, 4.898% 11/10/45 (d)(e)		1,910,000	1,863,798
Class E, 4.898% 11/10/45 (d)(e)		896,000	683,800
Series 2013-GC10 Class D, 4.5489% 2/10/46 (d)(e)		586,000	495,391
Series 2013-GC12 Class D, 4.5886% 6/10/46 (d)(e)		254,518	208,522
Series 2013-GC13 Class D, 4.22% 7/10/46 (d)(e)		1,907,000	1,520,088
Series 2013-GC16:
Class C, 5.4877% 11/10/46 (e)		421,844	417,191
Class D, 5.4877% 11/10/46 (d)(e)		1,161,000	1,116,434
Class F, 3.5% 11/10/46 (d)		970,000	638,580
Series 2014-GC20 Class XA, 1.2041% 4/10/47 (e)(n)		81,352,130	1,941,200
Series 2015-GC34 Class XA, 1.397% 10/10/48 (e)(n)		16,979,897	819,511
Series 2016-GS2:
Class B, 3.759% 5/10/49		842,000	908,593
Class C, 4.6765% 5/10/49 (e)		771,000	813,608
Class D, 2.753% 5/10/49 (d)		703,000	546,614
Series 2016-GS4 Class C, 3.918% 11/10/49 (e)		464,000	426,862
Series 2017-GS6 Class D, 3.243% 5/10/50 (d)		1,720,000	1,542,927
Series 2018-GS9 Class D, 3% 3/10/51 (d)		835,000	686,316
Series 2019-GC38 Class D, 3% 2/10/52 (d)		446,000	402,919
Series 2019-GC39 Class D, 3% 5/10/52 (d)		1,176,000	1,024,199
Series 2019-GC40:
Class D, 3% 7/10/52 (d)		924,000	859,287
Class DBF, 3.668% 7/10/52 (d)(e)		1,107,500	951,916
Series 2019-GC42:
Class D, 2.8% 9/1/52 (d)		408,000	367,115
Class E, 2.8% 9/1/52 (d)		1,092,000	845,350
Series 2019-GS5 Class C, 4.299% 3/10/50 (e)		1,155,000	1,181,882
Series 2019-GSA1 Class E, 2.8% 11/10/52 (d)		693,000	465,887
Series 2020-GC45:
Class D, 2.85% 2/13/53 (d)		952,000	767,955
Class SWD, 3.3258% 12/13/39 (d)(e)		735,000	611,121
Series 2020-GC47 Class D, 3.5707% 5/12/53 (d)(e)		336,000	312,874
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.3333% 11/5/38 (d)(e)		1,817,000	1,667,646
Series 2016-SFP:
Class D, 4.9269% 11/5/35 (d)		714,000	713,747
Class F, 6.1552% 11/5/35 (d)		1,531,000	1,520,573
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (d)		679,255	699,802
Class F, 4.101% 9/17/39 (d)		110,510	112,867
Hudson Yards Mortgage Trust:
Series 2019-30HY Class E, 3.5579% 7/10/39 (d)(e)		861,000	852,076
Series 2019-55HY Class F, 3.0409% 12/10/41 (d)(e)		693,000	634,031
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 2.2909% 6/15/34 (d)(e)(h)		549,479	537,750
Class FFL, 1 month U.S. LIBOR + 2.850% 2.9909% 6/15/34 (d)(e)(h)		206,055	189,519
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (d)		1,064,000	1,037,288
Invitation Homes Trust floater Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 2.3864% 7/17/37 (d)(e)(h)		208,777	206,031
JP Morgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2018-LAQ:
Class C, 1 month U.S. LIBOR + 1.600% 1.7409% 6/15/32 (d)(e)(h)		655,200	623,197
Class E, 1 month U.S. LIBOR + 3.000% 3.35% 6/15/35 (d)(e)(h)		53,600	50,110
Series 2019-MFP:
Class E, 1 month U.S. LIBOR + 2.160% 2.3009% 7/15/36 (d)(e)(h)		1,029,000	956,820
Class F, 1 month U.S. LIBOR + 3.000% 3.1409% 7/15/36 (d)(e)(h)		336,000	305,699
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (d)		723,000	692,190
Class FFX, 4.6254% 1/16/37 (d)		1,145,000	1,062,064
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 0.8981% 4/15/47 (e)(n)		7,796,019	134,663
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (d)		194,000	164,367
Series 2014-C26 Class D, 4.0216% 1/15/48 (d)(e)		758,000	674,528
Series 2015-C30 Class XA, 0.6493% 7/15/48 (e)(n)		45,234,755	917,022
Series 2015-C32 Class C, 4.799% 11/15/48 (e)		1,942,000	1,651,163
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5571% 12/15/49 (d)(e)		1,251,000	966,203
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.2158% 12/15/49 (e)		603,000	598,130
Class D, 3.2158% 12/15/49 (d)(e)		1,242,000	980,836
Series 2017-C7:
Class C, 4.3233% 10/15/50 (e)		347,000	333,172
Class D, 3% 10/15/50 (d)		602,000	477,244
Series 2018-C8 Class D, 3.4016% 6/15/51 (d)(e)		406,000	315,020
Series 2019-COR6:
Class D, 2.5% 11/13/52 (d)		567,000	497,576
Class E, 2.5% 11/13/52 (d)		1,092,000	780,199
Series 2020-COR7 Class D, 1.75% 5/13/53 (d)		714,000	590,901
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX:
Class C, 5.3025% 6/15/45 (e)		159,000	147,022
Class D, 5.3025% 6/15/45 (d)(e)		886,000	657,858
Class E, 5.3025% 6/15/45 (d)(e)		1,135,000	546,182
Class F, 4% 6/15/45 (d)		1,124,000	338,330
Class G 4% 6/15/45 (c)(d)		1,233,000	247,306
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C3:
Class E, 5.9091% 2/15/46 (d)(e)		1,156,000	352,839
Class G, 4.409% 2/15/46 (c)(d)(e)		368,000	71,841
Class H, 4.409% 2/15/46 (c)(d)(e)		828,000	39,361
Class J, 4.409% 2/15/46 (c)(d)(e)		106,000	1,007
Series 2011-C4:
Class D, 5.663% 7/15/46 (d)(e)		2,033,000	2,000,057
Class E, 5.663% 7/15/46 (d)(e)		1,464,000	1,424,775
Class F, 3.873% 7/15/46 (d)		166,000	157,864
Class H, 3.873% 7/15/46 (d)		784,250	726,023
Class NR, 3.873% 7/15/46 (d)		420,000	334,533
Series 2011-C5:
Class B. 5.6052% 8/15/46 (d)(e)		726,000	731,663
Class C, 5.6052% 8/15/46 (d)(e)		414,648	394,096
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (e)		1,025,000	898,778
Class D, 4.306% 4/15/46 (e)		1,638,000	1,151,128
Class F, 3.25% 4/15/46 (d)(e)		1,851,000	883,792
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (d)(e)		945,000	79,502
Class E, 3.9314% 6/10/27 (c)(d)(e)		1,519,000	41,653
Series 2018-AON Class F, 4.767% 7/5/31 (d)(e)		743,000	731,334
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (d)		8,593,000	9,057,373
Class CFX, 4.9498% 7/5/33 (d)		2,322,000	2,397,671
Class DFX, 5.3503% 7/5/33 (d)		3,571,000	3,564,808
Class EFX, 5.5422% 7/5/33 (d)		4,886,000	4,756,500
Class XAFX, 1.2948% 7/5/33 (d)(e)(n)		35,039,000	912,875
Series 2019-OSB Class E, 3.9089% 6/5/39 (d)(e)		1,071,000	977,799
KNDL Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 2.1409% 5/15/36 (d)(e)(h)		1,638,000	1,551,324
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 4.0278% 5/15/31 (d)(e)		1,339,000	1,324,846
Liberty Street Trust Series 2016-225L:
Class D, 4.8035% 2/10/36 (d)(e)		375,000	395,909
Class E, 4.8035% 2/10/36 (d)(e)		942,000	956,830
Market Mortgage Trust Series 2020-525M Class F, 3.0386% 2/12/40 (d)(e)		819,000	744,978
Merit floater Series 2020-HILL Class F, 1 month U.S. LIBOR + 4.100% 4.2409% 8/15/37 (d)(e)(h)		1,258,000	1,262,789
MFT Trust Series 2020-B6 Class C, 3.3922% 8/10/40 (d)(e)		707,000	646,749
MOFT Trust Series 2020-ABC:
Class D, 3.5926% 2/10/42 (d)(e)		475,000	433,235
Class E, 3.5926% 2/10/42 (d)(e)		349,000	296,236
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31		698,000	637,342
Series 2012-C5 Class E, 4.8309% 8/15/45 (d)(e)		288,000	282,077
Series 2012-C6 Class D, 4.6913% 11/15/45 (d)(e)		1,469,000	1,409,486
Series 2012-C6, Class F, 4.6913% 11/15/45 (d)(e)		693,000	415,886
Series 2013-C12 Class D, 4.9217% 10/15/46 (d)(e)		1,299,000	898,700
Series 2013-C13:
Class D, 5.0617% 11/15/46 (d)(e)		1,747,000	1,467,551
Class E, 5.0617% 11/15/46 (d)(e)		785,081	530,537
Series 2013-C7:
Class C, 4.2584% 2/15/46 (e)		308,000	297,140
Class D, 4.3744% 2/15/46 (d)(e)		966,000	594,573
Class E, 4.3744% 2/15/46 (c)(d)(e)		391,000	229,215
Series 2013-C8 Class D, 4.1911% 12/15/48 (d)(e)		504,000	458,037
Series 2013-C9:
Class C, 4.1679% 5/15/46 (e)		920,000	916,097
Class D, 4.2559% 5/15/46 (d)(e)		1,700,000	1,402,861
Class E, 4.2559% 5/15/46 (d)(e)		722,000	548,584
Series 2014-C17 Class XA, 1.2335% 8/15/47 (e)(n)		73,406,782	1,963,411
Series 2015-C25 Class XA, 1.2041% 10/15/48 (e)(n)		28,131,543	1,106,203
Series 2016-C30:
Class C, 4.2574% 9/15/49 (e)		266,000	229,047
Class D, 3% 9/15/49 (d)		252,000	149,728
Series 2016-C31 Class C, 4.4544% 11/15/49 (e)		603,000	540,710
Series 2016-C32 Class C, 4.432% 12/15/49 (e)		415,000	388,412
Series 2017-C33 Class D, 3.356% 5/15/50 (d)		947,000	774,163
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (d)		6,596,000	6,580,676
Morgan Stanley Capital I Trust:
sequential payer:
Series 2011-C1:
Class F, 4.193% 9/15/47 (d)		849,000	825,837
Class G, 4.193% 9/15/47 (d)		745,000	694,762
Series 2019-MEAD Class A, 3.17% 11/10/36 (d)		30,766,000	31,785,985
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)(e)		12,967	13,183
Series 2011-C1 Class E, 5.7952% 9/15/47 (d)(e)		530,100	530,284
Series 2011-C2:
Class D, 5.6609% 6/15/44 (d)(e)		1,788,000	1,394,035
Class F, 5.6609% 6/15/44 (d)(e)		748,000	387,783
Class XB, 0.3869% 6/15/44 (d)(e)(n)		5,014,010	35,669
Series 2011-C3:
Class AJ, 5.4191% 7/15/49 (d)(e)		7,800,000	7,943,315
Class C, 5.4191% 7/15/49 (d)(e)		867,000	823,185
Class D, 5.4191% 7/15/49 (d)(e)		2,163,000	1,941,473
Class E, 5.4191% 7/15/49 (d)(e)		1,210,000	907,291
Class F, 5.4191% 7/15/49 (d)(e)		332,000	202,783
Class G, 5.4191% 7/15/49 (c)(d)(e)		1,123,200	570,006
Series 2012-C4 Class D, 5.5992% 3/15/45 (d)(e)		425,000	285,288
Series 2014-150E:
Class C, 4.4382% 9/9/32 (d)(e)		418,000	433,492
Class F, 4.4382% 9/9/32 (d)(e)		734,000	689,102
Series 2015-MS1:
Class C, 4.1656% 5/15/48 (e)		468,000	439,294
Class D, 4.1656% 5/15/48 (d)(e)		1,371,000	1,162,310
Series 2015-UBS8 Class D, 3.18% 12/15/48 (d)		883,000	652,193
Series 2016-BNK2:
Class C, 3% 11/15/49 (d)		1,456,000	1,142,190
Class D, 4.0323% 11/15/49 (e)		603,000	576,354
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 2.7409% 11/15/34 (d)(e)(h)		822,000	799,555
Series 2018-H4 Class A4, 4.31% 12/15/51		7,706,000	9,233,912
Series 2018-MP Class E, 4.4185% 7/11/40 (d)(e)		1,318,000	1,047,363
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (d)(e)		4,445,000	4,302,162
Class C, 3.283% 11/10/36 (d)(e)		4,265,000	3,859,770
Series 2020-CNP Class D, 2.5085% 4/5/42 (d)(e)		462,000	388,281
Series 2020-HR8 Class D, 2.5% 7/15/53 (d)		756,000	657,905
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.9493% 7/15/33 (d)(e)		44,392	44,695
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.920% 7.0674% 8/15/24 (d)(e)(h)		354,994	323,572
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 4.3909% 8/15/34 (d)(e)(h)		3,569,288	3,497,741
MRCD Series 2019-PARK:
Class G, 2.7175% 12/15/36 (d)		4,861,000	4,486,359
Class J, 4.25% 12/15/36 (d)		3,318,000	3,040,209
MSCCG Trust:
floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 2.2909% 10/15/37 (d)(e)(h)		679,000	662,470
Series 2016-SNR:
Class D, 6.55% 11/15/34 (d)		1,572,530	1,556,278
Class E, 6.8087% 11/15/34 (d)		561,000	525,035
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (d)(e)		311,000	238,646
MTRO Commercial Mortgage Trust floater Series 2019-TECH Class E, 1 month U.S. LIBOR + 2.050% 2.1909% 12/15/33 (d)(e)(h)		742,000	668,474
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 2.899% 6/15/35 (d)(e)(h)		132,000	121,233
Class WAN2, 1 month U.S. LIBOR + 3.750% 3.899% 6/15/35 (d)(e)(h)		128,000	117,176
Series 2018-285M Class F, 3.9167% 11/15/32 (d)(e)		307,000	295,641
Series 2018-TECH Class F, 1 month U.S. LIBOR + 3.000% 3.1409% 11/15/34 (d)(e)(h)		245,000	223,170
Series 2019-10K:
Class E, 4.2724% 5/15/39 (d)(e)		399,000	371,947
Class F, 4.2724% 5/15/39 (d)(e)		1,374,000	1,218,128
Series 2019-1776:
Class E, 3.9017% 10/15/36 (d)		1,050,000	1,022,751
Class F, 4.2988% 10/15/36 (d)		473,000	444,298
Series 2020-2PAC:
Class AMZ2, 3.6167% 1/15/37 (d)(e)		735,000	704,794
Class AMZ3, 3.6167% 1/15/37 (d)(e)		336,000	310,938
NYT Mortgage Trust floater Series 2019-NYT Class F, 1 month U.S. LIBOR + 3.000% 3.1409% 12/15/35 (d)(e)(h)		1,385,000	1,317,567
Progress Residential Trust Series 2019-SFR3 Class F, 3.867% 9/17/36 (d)		546,000	554,024
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)		1,049,945	1,218,605
RETL floater Series 2019-RVP:
Class B, 1 month U.S. LIBOR + 1.550% 1.6909% 3/15/36 (d)(e)(h)		8,090,721	8,088,346
Class C, 1 month U.S. LIBOR + 2.100% 2.2409% 3/15/36 (d)(e)(h)		23,334,000	21,089,307
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.593% 9/15/39 (d)(e)		1,360,000	1,166,725
Series 2020-COVE:
Class F, 3.8518% 3/15/37 (d)(e)		1,289,000	1,172,459
Class G, 3.8518% 3/15/37 (d)(e)		356,000	288,960
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class F, 5.5066% 8/15/39 (e)		1,110,000	1,073,085
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 5.7545% 5/10/45 (d)(e)		989,000	742,252
Class E, 5% 5/10/45 (c)(d)(e)		595,000	298,199
Class F, 5% 5/10/45 (c)(d)(e)		762,700	111,495
Series 2017-C7 Class XA, 1.1877% 12/15/50 (e)(n)		52,698,404	2,803,297
Series 2018-C8 Class C, 4.8587% 2/15/51 (e)		336,000	330,208
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (c)(d)(e)		746,000	429,373
Series 2012-WRM:
Class C, 4.3793% 6/10/30 (d)(e)		110,000	92,784
Class E, 4.3793% 6/10/30 (c)(d)(e)		849,000	347,528
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class C, 6.2519% 1/10/45 (d)(e)		315,000	304,256
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (d)		18,354,000	19,008,480
Series 2020-LAB:
Class B, 2.453% 10/10/42 (d)		1,600,000	1,652,510
Class X, 0.4294% 10/10/42 (d)(n)		35,000,000	1,326,994
VNO Mortgage Trust Series 2012-6AVE Class D, 3.4484% 11/15/30 (d)(e)		828,000	839,122
Wells Fargo Commercial Mortgage Trust:
floater Series 2020-SOP Class E, 1 month U.S. LIBOR + 2.710% 2.8509% 1/15/35 (d)(e)(h)		441,000	412,292
sequential payer Series 2020-C57 Class D, 2.5% 8/15/53 (d)		1,034,000	891,595
Series 2010-C1 Class XB, 1.3683% 11/15/43 (d)(e)(n)		3,766,201	172
Series 2012-LC5:
Class C, 4.693% 10/15/45 (e)		362,000	370,408
Class D, 4.9171% 10/15/45 (d)(e)		2,329,000	2,322,771
Class E, 4.9171% 10/15/45 (d)(e)		869,082	739,469
Class F, 4.9171% 10/15/45 (d)(e)		252,000	175,600
Series 2015-C31 Class XA, 1.1332% 11/15/48 (e)(n)		22,323,056	909,812
Series 2015-NXS4 Class D, 3.8557% 12/15/48 (e)		861,000	776,966
Series 2016-BNK1:
Class C, 3.071% 8/15/49		446,000	370,770
Class D, 3% 8/15/49 (d)		487,000	278,932
Series 2016-C34 Class XA, 2.2688% 6/15/49 (e)(n)		20,843,587	1,529,350
Series 2016-C35 Class D, 3.142% 7/15/48 (d)		1,240,000	928,498
Series 2016-LC25 Class C, 4.5641% 12/15/59 (e)		575,000	563,376
Series 2016-NXS6 Class D, 3.059% 11/15/49 (d)		1,337,000	988,500
Series 2017-RB1 Class D, 3.401% 3/15/50 (d)		595,000	529,271
Series 2018-C43 Class C, 4.514% 3/15/51		401,000	385,222
Series 2018-C46 Class XA, 1.106% 8/15/51 (e)(n)		56,809,466	2,802,763
Series 2018-C48 Class A5, 4.302% 1/15/52		6,748,000	8,009,126
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 0.8635% 6/15/46 (d)(e)(h)		16,854,121	16,847,842
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (c)		372,000	65,187
Series 2011-C3:
Class C, 5.335% 3/15/44 (d)		229,000	224,018
Class D, 5.842% 3/15/44 (d)(e)		1,747,000	791,729
Class E, 5% 3/15/44 (d)		733,000	145,276
Class F, 5% 3/15/44 (d)		761,000	35,624
Series 2011-C4:
Class D, 5.3828% 6/15/44 (d)(e)		474,000	416,982
Class E, 5.3828% 6/15/44 (d)(e)		335,432	210,264
Series 2011-C5:
Class C, 5.8443% 11/15/44 (d)(e)		160,000	161,587
Class D, 5.8443% 11/15/44 (d)(e)		1,489,000	1,456,170
Class E, 5.8443% 11/15/44 (d)(e)		1,880,000	1,759,172
Class F, 5.25% 11/15/44 (d)(e)		1,146,000	867,621
Class G, 5.25% 11/15/44 (d)(e)		376,000	268,005
Class XA, 1.8321% 11/15/44 (d)(e)(n)		2,131,853	14,341
Series 2012-C6 Class D, 5.7651% 4/15/45 (d)(e)		702,000	705,852
Series 2012-C7:
Class C, 4.9645% 6/15/45 (e)		1,226,000	929,846
Class E, 4.9645% 6/15/45 (d)(e)		861,000	333,462
Class F, 4.5% 6/15/45 (d)		421,434	82,957
Class G, 4.5% 6/15/45 (c)(d)		1,242,487	177,689
Series 2012-C8:
Class D, 5.0479% 8/15/45 (d)(e)		524,000	500,048
Class E, 5.0479% 8/15/45 (d)(e)		367,000	275,926
Series 2013-C11:
Class D, 4.3977% 3/15/45 (d)(e)		801,251	731,351
Class E, 4.3977% 3/15/45 (d)(e)		1,774,872	1,344,996
Series 2013-C13 Class D, 4.2775% 5/15/45 (d)(e)		580,000	548,948
Series 2013-C16 Class D, 5.1846% 9/15/46 (d)(e)		211,000	158,707
Series 2013-UBS1 Class D, 4.8928% 3/15/46 (d)(e)		830,625	766,287
Series 2014-C21 Class XA, 1.1849% 8/15/47 (e)(n)		53,667,574	1,587,503
Series 2014-C24 Class XA, 0.9787% 11/15/47 (e)(n)		18,934,718	464,045
Series 2014-LC14 Class XA, 1.3609% 3/15/47 (e)(n)		29,804,579	984,219
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.7154% 11/10/36 (d)(e)		348,000	332,488
Class F, 3.7154% 11/10/36 (d)(e)		1,960,000	1,751,662
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (d)(e)		528,000	409,570
Class PR2, 3.6332% 6/5/35 (d)(e)		1,378,000	1,046,958
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,071,733,739)			1,033,144,213

Municipal Securities - 0.6%
California Gen. Oblig.:
Series 2009:		$	$
7.35% 11/1/39		1,690,000	2,798,184
7.5% 4/1/34		5,800,000	9,543,088
7.55% 4/1/39		11,940,000	20,843,777
Series 2010, 7.625% 3/1/40		6,440,000	11,175,203
7.3% 10/1/39		17,580,000	28,928,593
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35		8,885,000	10,623,883
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23		10,951,909	11,163,171
5.1% 6/1/33		40,165,000	40,295,135
Series 2010-1, 6.63% 2/1/35		7,610,000	8,342,615
Series 2010-3:
6.725% 4/1/35		11,345,000	12,447,847
7.35% 7/1/35		5,200,000	5,831,124
Series 2010-5, 6.2% 7/1/21		1,040,000	1,060,080
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)		27,425,000	34,314,160
TOTAL MUNICIPAL SECURITIES
(Cost $181,120,644)			197,366,860

Foreign Government and Government Agency Obligations - 1.9%
Angola Republic:
8.25% 5/9/28 (d)		$730,000	$651,525
9.375% 5/8/48 (d)		225,000	195,750
9.5% 11/12/25 (d)		1,590,000	1,510,500
Arab Republic of Egypt:
6.125% 1/31/22 (d)		2,672,000	2,772,200
7.0529% 1/15/32 (d)		385,000	407,017
7.5% 1/31/27 (d)		6,327,000	7,080,308
7.6003% 3/1/29 (d)		1,440,000	1,605,600
7.903% 2/21/48 (d)		941,000	970,994
8.5% 1/31/47 (d)		1,586,000	1,713,376
8.7002% 3/1/49 (d)		835,000	915,630
Argentine Republic:
0.125% 7/9/30 (r)		21,385,686	8,340,418
0.125% 7/9/35 (r)		7,123,323	2,496,725
0.125% 1/9/38 (r)		2,257,281	891,626
1% 7/9/29		1,948,999	831,248
Barbados Government:
6.5% 2/1/21 (d)		50,984	50,634
6.5% 10/1/29 (d)		2,325,000	2,243,625
Bermuda Government:
2.375% 8/20/30 (d)		185,000	191,475
3.375% 8/20/50 (d)		430,000	454,994
3.717% 1/25/27 (d)		1,720,000	1,909,200
4.75% 2/15/29 (d)		965,000	1,167,348
Brazilian Federative Republic:
2.875% 6/6/25		2,450,000	2,518,600
3.875% 6/12/30		875,000	913,938
4.25% 1/7/25		6,374,000	6,945,668
4.75% 1/14/50		655,000	692,048
5.625% 1/7/41		7,059,000	8,298,737
7.125% 1/20/37		985,000	1,314,667
8.25% 1/20/34		3,309,000	4,760,824
Cameroon Republic 9.5% 11/19/25 (d)		3,626,000	3,938,743
Chilean Republic:
2.45% 1/31/31		17,070,000	18,099,534
3.86% 6/21/47		535,000	641,498
City of Buenos Aires 8.95% 2/19/21 (d)		655,520	642,410
Colombian Republic:
3% 1/30/30		715,000	740,472
4.125% 5/15/51		600,000	654,600
5% 6/15/45		1,810,000	2,172,905
Costa Rican Republic:
5.625% 4/30/43 (d)		460,000	364,119
7% 4/4/44 (d)		140,000	120,531
Democratic Socialist Republic of Sri Lanka:
7.55% 3/28/30 (d)		405,000	236,970
7.85% 3/14/29 (d)		1,115,000	657,850
Dominican Republic:
5.5% 1/27/25 (d)		710,000	772,347
5.875% 1/30/60 (d)		1,035,000	1,078,664
5.95% 1/25/27 (d)		1,181,000	1,326,411
6% 7/19/28 (d)		1,011,000	1,150,644
6.4% 6/5/49 (d)		775,000	858,313
6.5% 2/15/48 (d)		175,000	196,328
6.5% 2/15/48 (Reg. S)		635,000	712,391
6.85% 1/27/45 (d)		1,143,000	1,326,594
6.875% 1/29/26 (d)		1,892,000	2,191,764
7.45% 4/30/44 (d)		1,639,000	2,019,555
Ecuador Republic:
0.5% 7/31/30 (d)(r)		2,410,000	1,527,338
0.5% 7/31/35 (d)(r)		1,555,000	847,475
El Salvador Republic:
5.875% 1/30/25 (d)		215,000	192,022
7.1246% 1/20/50 (d)		570,000	474,881
7.625% 2/1/41 (d)		230,000	197,800
7.75% 1/24/23 (d)		1,840,000	1,749,725
9.5% 7/15/52 (d)		380,000	359,338
Emirate of Abu Dhabi:
1.7% 3/2/31 (d)		1,560,000	1,561,950
2.5% 4/16/25 (d)		1,340,000	1,428,775
3.125% 4/16/30 (d)		21,350,000	24,098,813
3.125% 9/30/49 (d)		2,460,000	2,669,100
3.875% 4/16/50 (d)		18,260,000	22,642,400
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		200,000	195,375
Gabonese Republic 6.375% 12/12/24 (d)		1,415,000	1,422,075
Georgia Republic 6.875% 4/12/21 (d)		410,000	414,741
German Federal Republic:
0% 10/10/25 (Reg. S)	EUR	1,400,000	1,732,615
0% 11/15/27 (Reg. S)	EUR	7,600,000	9,514,718
0% 5/15/35 (Reg. S)	EUR	13,000,000	16,379,260
Ghana Republic:
8.125% 1/18/26 (d)		590,000	631,484
10.75% 10/14/30 (d)		965,000	1,250,278
Guatemalan Republic:
4.9% 6/1/30 (d)		100,000	114,719
5.375% 4/24/32 (d)		910,000	1,084,038
6.125% 6/1/50 (d)		615,000	784,125
Indonesian Republic:
2.625% 6/14/23	EUR	5,863,000	7,413,300
3.85% 10/15/30		45,455,000	53,168,145
4.1% 4/24/28		1,775,000	2,057,891
4.2% 10/15/50		44,910,000	54,355,134
4.35% 1/11/48		1,225,000	1,484,930
5.125% 1/15/45 (d)		2,740,000	3,578,269
5.25% 1/17/42 (d)		660,000	861,919
5.95% 1/8/46 (d)		985,000	1,433,791
6.75% 1/15/44 (d)		690,000	1,072,519
7.75% 1/17/38 (d)		1,728,000	2,737,800
8.5% 10/12/35 (d)		2,280,000	3,739,200
Islamic Republic of Pakistan:
6.875% 12/5/27 (d)		620,000	636,663
8.25% 4/15/24 (d)		286,000	308,344
Israeli State 3.375% 1/15/50		1,600,000	1,766,464
Ivory Coast:
5.75% 12/31/32		1,460,800	1,461,713
6.125% 6/15/33 (d)		735,000	807,581
6.375% 3/3/28 (d)		1,410,000	1,585,809
Jamaican Government:
6.75% 4/28/28		495,000	584,409
7.875% 7/28/45		430,000	580,500
Jordanian Kingdom:
4.95% 7/7/25 (d)		1,535,000	1,602,156
7.375% 10/10/47 (d)		290,000	321,991
Kingdom of Saudi Arabia:
2.9% 10/22/25 (d)		14,600,000	15,695,000
3.25% 10/22/30 (d)		10,790,000	11,855,513
3.625% 3/4/28 (d)		785,000	874,294
3.75% 1/21/55 (d)		685,000	761,206
4.5% 4/22/60 (d)		8,210,000	10,447,225
4.625% 10/4/47 (d)		680,000	850,850
Korean Republic 1% 9/16/30		1,585,000	1,557,041
Lebanese Republic:
5.8% 12/31/49 (g)		1,814,000	278,903
6.375% 12/31/49 (g)		1,956,000	293,400
Mendoza Province 2.75% 3/19/29 (d)(r)		55,000	33,550
Ministry of Finance of the Russian Federation:
4.25% 6/23/27(Reg. S)		1,600,000	1,812,800
4.375% 3/21/29(Reg. S)		4,800,000	5,558,400
5.1% 3/28/35 (d)		4,400,000	5,537,125
5.1% 3/28/35(Reg. S)		2,800,000	3,523,625
5.25% 6/23/47 (d)		1,600,000	2,175,500
5.25% 6/23/47(Reg. S)		600,000	815,813
5.625% 4/4/42 (d)		1,000,000	1,364,688
5.875% 9/16/43 (d)		540,000	764,944
Mongolia Government 5.125% 4/7/26 (d)		1,010,000	1,065,550
Moroccan Kingdom 5.5% 12/11/42 (d)		200,000	248,188
Panamanian Republic:
2.252% 9/29/32		845,000	858,943
3.87% 7/23/60		630,000	732,375
Peoples Republic of China 1.2% 10/21/30 (d)		1,150,000	1,146,385
Peruvian Republic:
1.862% 12/1/32		630,000	623,700
2.78% 12/1/60		680,000	670,820
2.783% 1/23/31		1,235,000	1,330,713
Province of Santa Fe 7% 3/23/23 (d)		3,389,000	2,304,520
Provincia de Cordoba:
7.125% 6/10/21 (d)		4,442,000	2,649,931
7.45% 9/1/24 (d)		1,893,000	1,060,080
Republic of Honduras:
5.625% 6/24/30 (d)		485,000	544,564
8.75% 12/16/20 (d)		1,200,000	1,199,640
Republic of Iraq 5.8% 1/15/28 (Reg. S)		2,058,750	1,890,190
Republic of Kenya:
6.875% 6/24/24 (d)		1,445,000	1,562,858
7% 5/22/27 (d)		585,000	633,994
Republic of Namibia 5.5% 11/3/21 (d)		175,000	179,703
Republic of Nigeria:
6.375% 7/12/23 (d)		440,000	471,075
6.5% 11/28/27 (d)		610,000	639,928
7.143% 2/23/30 (d)		465,000	488,541
7.625% 11/21/25 (d)		4,915,000	5,537,055
Republic of Paraguay:
4.95% 4/28/31 (d)		1,265,000	1,500,923
5.4% 3/30/50 (d)		740,000	923,150
Republic of Serbia 2.125% 12/1/30 (d)		895,000	880,680
Republic of Uzbekistan:
3.7% 11/25/30 (d)		725,000	735,875
4.75% 2/20/24 (d)		580,000	620,600
Romanian Republic:
3% 2/14/31 (d)		1,381,000	1,473,354
4% 2/14/51 (d)		615,000	672,656
4.375% 8/22/23 (d)		550,000	599,328
Rwanda Republic 6.625% 5/2/23 (d)		1,763,000	1,868,229
State of Qatar:
3.4% 4/16/25 (d)		10,665,000	11,734,833
3.75% 4/16/30 (d)		34,875,000	40,847,344
4% 3/14/29 (d)		1,570,000	1,854,563
4.4% 4/16/50 (d)		30,490,000	40,246,800
4.817% 3/14/49 (d)		1,980,000	2,737,969
5.103% 4/23/48 (d)		1,040,000	1,485,900
9.75% 6/15/30 (d)		722,000	1,222,436
Sultanate of Oman:
3.875% 3/8/22 (d)		1,425,000	1,417,875
4.125% 1/17/23 (d)		825,000	822,680
6.75% 1/17/48 (d)		2,004,000	1,850,569
The Third Pakistan International Sukuk Co. Ltd. 5.5% 10/13/21 (d)		925,000	934,250
Turkish Republic:
3.25% 3/23/23		5,810,000	5,688,353
4.25% 3/13/25		2,530,000	2,450,938
4.875% 10/9/26		1,080,000	1,052,663
4.875% 4/16/43		1,825,000	1,518,742
5.125% 3/25/22		5,010,000	5,075,756
5.125% 2/17/28		1,395,000	1,360,125
5.25% 3/13/30		2,200,000	2,125,063
5.75% 5/11/47		3,818,000	3,430,234
5.95% 1/15/31		1,225,000	1,221,938
6% 1/14/41		650,000	608,156
6.25% 9/26/22		3,620,000	3,730,863
6.35% 8/10/24		755,000	785,908
6.375% 10/14/25		1,575,000	1,645,875
Ukraine Government:
7.375% 9/25/32 (d)		780,000	836,794
7.75% 9/1/21 (d)		12,555,000	13,006,980
7.75% 9/1/22 (d)		1,704,000	1,814,760
7.75% 9/1/23 (d)		805,000	873,828
7.75% 9/1/24 (d)		2,770,000	3,021,031
7.75% 9/1/26 (d)		575,000	635,016
7.75% 9/1/27 (d)		270,000	299,025
United Kingdom, Great Britain and Northern Ireland:
1.25% 10/22/41 (Reg. S)	GBP	1,835,000	2,652,637
1.75% 9/7/37 (Reg. S) (k)	GBP	1,470,991	2,285,712
1.75% 1/22/49(Reg. S) (k)(l)	GBP	1,600,000	2,617,918
3.25% 1/22/44	GBP	240,000	483,128
4.25% 3/7/36 (Reg. S)	GBP	21,672	44,205
4.25% 12/7/46	GBP	90,000	215,516
4.25% 12/7/49 (Reg. S) (k)	GBP	515,717	1,291,673
United Mexican States:
2.659% 5/24/31		1,235,000	1,236,853
3.25% 4/16/30		1,660,000	1,765,410
3.75% 1/11/28		1,515,000	1,674,075
3.9% 4/27/25		650,000	720,200
4.5% 4/22/29		905,000	1,043,295
5.75% 10/12/2110		3,310,000	4,142,465
6.05% 1/11/40		1,810,000	2,369,403
Uruguay Republic 5.1% 6/18/50		1,810,000	2,481,963
Venezuelan Republic:
9.25% 9/15/27 (g)		7,846,000	706,140
11.95% 8/5/31 (Reg. S) (g)		1,641,700	147,753
12.75% 8/23/22 (g)		350,400	31,536
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.810% 1.125% 3/13/28 (e)(h)		124,000	121,831
4.8% 11/19/24 (d)		160,000	178,900
5.5% 3/12/28		3,811,133	3,808,751
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $571,707,468)			620,248,947

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $27,350,268)		27,400,000	28,267,758
		Shares	Value

Common Stocks - 0.1%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
Clear Channel Outdoor Holdings, Inc. (s)		32,596	49,220
iHeartMedia, Inc. warrants 5/1/39 (s)		5	60
			49,280
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (c)(s)		1	34,600

TOTAL COMMUNICATION SERVICES			83,880

CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
David's Bridal, Inc. (c)		2,055	0
David's Bridal, Inc. rights (c)(s)		518	0
			0
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp. (s)		334,047	7,288,906
California Resources Corp. (b)		152,223	3,155,431
California Resources Corp. warrants 10/27/24 (s)		6,440	21,896
Denbury, Inc. (s)		496,643	11,154,602
EP Energy Corp. (c)		6,556	130,661
Sanchez Energy Corp. (c)		113,725	1,819,602
			23,571,098
FINANCIALS - 0.0%
Capital Markets - 0.0%
Motors Liquidation Co. GUC Trust (s)		1	1
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)		8,987	62,124

TOTAL FINANCIALS			62,125

INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Cenveo Corp. (c)(s)		2,500	72,900
Machinery - 0.0%
TNT Crane & Rigging LLC (c)		75,247	1,411,294
TNT Crane & Rigging LLC warrants 10/31/25 (c)(s)		3,648	12,171
			1,423,465

TOTAL INDUSTRIALS			1,496,365

UTILITIES - 0.0%
Electric Utilities - 0.0%
TexGen Power LLC (c)		88,700	2,912,021
TOTAL COMMON STOCKS
(Cost $45,373,974)			28,125,489

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
RLJ Lodging Trust Series A, 1.95%		20,725	510,042
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)		5,145	643,125
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. Series E 6.50% (e)		56,800	1,314,914
Capstead Mortgage Corp. Series E, 7.50%		27,227	659,710
Dynex Capital, Inc. Series C 6.90% (e)		18,300	438,285
MFA Financial, Inc. Series B, 7.50%		24,975	593,156
			3,006,065
TOTAL FINANCIALS			3,649,190
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Homes 4 Rent Series D, 6.50%		26,975	700,001
Boston Properties, Inc. 5.25%		11,150	285,552
Cedar Realty Trust, Inc.:
Series B, 7.25%		1,766	38,587
Series C, 6.50%		26,075	508,202
Colony Capital, Inc.:
Series H, 7.125%		29,400	681,492
Series I, 7.15%		30,500	710,650
DiamondRock Hospitality Co. 8.25%		12,600	332,136
iStar Financial, Inc. Series G, 7.65%		36,700	922,271
National Storage Affiliates Trust Series A, 6.00%		12,600	336,294
PS Business Parks, Inc. Series W, 5.20%		14,075	368,765
Public Storage Series F, 5.15%		39,800	1,064,650
Rexford Industrial Realty, Inc. Series B, 5.875%		30,100	782,570
SITE Centers Corp. Series K, 6.25%		21,323	520,921
Spirit Realty Capital, Inc. Series A, 6.00%		18,100	479,650
Taubman Centers, Inc. Series J, 6.50%		14,513	366,310
UMH Properties, Inc. Series C, 6.75%		14,184	357,153
			8,455,204

TOTAL NONCONVERTIBLE PREFERRED STOCKS			12,104,394

TOTAL PREFERRED STOCKS
(Cost $12,193,815)			12,614,436
		Principal Amount(a)	Value

Bank Loan Obligations - 5.2%
COMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.2%
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 9/29/27 (h)(t)(u)		2,230,000	2,216,063
CenturyLink, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3955% 3/15/27 (e)(h)(u)		1,693,910	1,654,560
Connect Finco Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/11/26 (e)(h)(u)		4,248,650	4,237,136
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 10/2/27 (e)(h)(u)		2,230,000	2,228,060
Frontier Communications Corp. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 10/8/27 (e)(h)(u)		6,635,000	6,626,706
Iridium Satellite LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/4/26 (e)(h)(u)		2,233,775	2,233,462
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 3/1/27 (e)(h)(u)		3,456,727	3,372,763
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (e)(h)(u)		5,487,565	4,842,117
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (e)(h)(u)		3,586,000	2,637,001
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 2.8955% 7/31/25 (e)(h)(u)		8,910,145	8,619,674
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.8284% 1/31/26 (e)(h)(u)		4,765,285	4,686,134
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.2369% 8/14/26 (e)(h)(u)		2,497,040	2,461,457
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 9/21/27 (e)(h)(u)		3,142,125	3,000,729
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1455% 3/9/27 (e)(h)(u)		13,263,350	13,018,774
			61,834,636
Entertainment - 0.0%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.7204% 2/10/27 (e)(h)(u)		8,406,418	8,311,846
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 2.7693% 2/28/25 (e)(h)(u)		5,279,274	4,031,518
3 month U.S. LIBOR + 2.750% 3.0192% 9/30/26 (e)(h)(u)		742,500	560,127
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.694% 1/23/25 (e)(h)(u)		1,486,685	1,355,366
			14,258,857
Interactive Media & Services - 0.0%
Adevinta ASA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 10/23/27 (h)(t)(u)		2,175,000	2,170,933
Ancestry.com Operations, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/23 (e)(h)(u)		3,058,580	3,049,038
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4% 8/27/26 (e)(h)(u)		3,532,051	3,521,949
			8,741,920
Media - 0.4%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6% 10/28/27 (e)(h)(u)		5,495,000	5,438,072
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 2.8909% 7/15/25 (e)(h)(u)		922,383	886,254
3 month U.S. LIBOR + 2.750% 2.8955% 1/31/26 (e)(h)(u)		2,460,273	2,367,127
AppLovin Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1455% 8/15/25 (e)(h)(u)		3,489,994	3,479,105
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6455% 8/15/25 (e)(h)(u)		3,074,287	3,055,841
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/7/23 (e)(h)(u)		3,791,039	3,517,781
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9% 2/1/27 (e)(h)(u)		16,668,104	16,462,419
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3968% 1/31/28 (e)(h)(u)		7,255,000	7,091,763
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 2.6392% 4/15/27 (e)(h)(u)		4,342,188	4,236,716
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3892% 1/15/26 (e)(h)(u)		3,474,635	3,379,812
Cumulus Media New Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/31/26 (e)(h)(u)		316,470	304,206
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4% 8/24/26 (e)(h)(u)		7,801,200	6,474,996
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 2.6433% 11/17/24(e)(h)(u)		1,808,341	1,744,145
Getty Images, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6875% 2/19/26 (e)(h)(u)		1,336,394	1,287,536
iHeartCommunications, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1455% 5/1/26 (e)(h)(u)		1,364,688	1,318,629
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 5/1/26 (e)(h)(u)		1,366,575	1,345,502
ION Media Networks, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1875% 12/18/24 (e)(h)(u)		4,567,707	4,542,037
Lamar Media Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.500% 1.6266% 1/30/27 (e)(h)(u)		1,250,000	1,206,875
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1409% 10/22/26 (e)(h)(u)		3,390,000	3,390,000
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3892% 7/17/25 (e)(h)(u)		5,319,622	5,179,024
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8991% 9/19/26 (e)(h)(u)		6,570,600	6,485,183
Nielsen Finance LLC:
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 2.1266% 10/4/23 (e)(h)(u)		1,718,829	1,700,576
Tranche B5 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 6/4/25 (e)(h)(u)		2,238,750	2,239,869
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6478% 10/17/26 (e)(h)(u)		2,123,122	2,105,882
Recorded Books, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.250% 4.3955% 8/31/25 (e)(h)(u)		353,797	346,572
3 month U.S. LIBOR + 4.250% 4.75% 8/31/25 (e)(h)(u)		1,570,000	1,545,477
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.65% 9/30/26 (e)(h)(u)		2,182,950	2,132,480
Springer Nature Deutschland Gm Tranche B16 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 8/24/24 (e)(h)(u)		3,056,439	3,038,773
Univision Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/15/26 (e)(h)(u)		3,827,989	3,785,996
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.6409% 1/31/28 (e)(h)(u)		3,500,000	3,429,650
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (e)(h)(u)		15,733,710	15,504,313
			119,022,611
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (e)(h)(u)		26,750,000	27,047,193
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (e)(h)(u)		2,890,000	2,927,165
Tranche B-5, term loan 6.625% 1/2/24 (u)		3,017,000	3,058,484
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.775% 7/13/22 (e)(g)(h)(u)(v)		11,141,892	11,364,729
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 2/10/24 (e)(h)(u)		1,292,771	1,243,000
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9% 4/11/25(e)(h)(u)		1,965,755	1,936,092
Telesat LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9% 11/22/26 (e)(h)(u)		1,601,563	1,562,084
Xplornet Communications, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8955% 6/10/27 (e)(h)(u)		2,739,613	2,706,737
			51,845,484

TOTAL COMMUNICATION SERVICES			255,703,508

CONSUMER DISCRETIONARY - 1.1%
Auto Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6455% 4/30/26 (e)(h)(u)		3,742,017	3,697,899
Douglas Dynamics LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 6/8/26 (e)(h)(u)		1,162,088	1,156,277
Les Schwab Tire Centers Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/26/27 (c)(e)(h)(u)		3,685,000	3,648,150
North American Lifting Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/16/24 (e)(h)(u)		2,411,094	2,429,177
Tranche B 1LN, term loan 3 month U.S. LIBOR + 9.000% 10% 3/1/25 (e)(h)(u)		603,630	577,976
			11,509,479
Automobiles - 0.1%
Bombardier Recreational Products, Inc. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 5/24/27 (e)(h)(u)		7,406,438	7,508,276
CWGS Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 11/8/23 (e)(h)(u)		1,312,097	1,287,771
Thor Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9375% 2/1/26 (e)(h)(u)		757,056	751,378
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.393% 4/18/25 (e)(h)(u)		4,630,360	4,607,208
			14,154,633
Distributors - 0.0%
BCPE Empire Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1455% 6/11/26 (e)(h)(u)		2,586,693	2,537,106
Diversified Consumer Services - 0.1%
Airbnb, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 4/17/25 (e)(h)(u)		2,947,613	3,184,335
Creative Artists Agency LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8955% 11/26/26 (e)(h)(u)		1,364,688	1,339,386
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 7/30/26 (e)(h)(u)		5,923,191	5,819,535
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (e)(h)(u)		637,000	586,040
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (e)(h)(u)		4,838,194	4,580,173
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 3/13/25 (e)(h)(u)		1,632,266	1,544,124
3 month U.S. LIBOR + 8.500% 9.5% 3/13/25 (e)(h)(u)		1,965,075	1,971,619
Sotheby's 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 1/3/27 (e)(h)(u)		2,966,310	2,952,724
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 11/14/22 (e)(h)(u)		11,932,800	11,748,200
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4704% 7/30/25 (e)(h)(u)		1,095,983	1,039,814
WASH Multifamily Acquisition, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/15/23 (e)(h)(u)		34,131	31,400
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (e)(h)(u)		2,610,701	2,565,014
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (e)(h)(u)		455,060	447,097
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/14/23 (e)(h)(u)		194,870	179,280
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.5% 11/29/24 (e)(h)(u)		4,483,814	4,480,092
			42,468,833
Hotels, Restaurants & Leisure - 0.6%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 7/1/23 (e)(h)(u)		1,172,077	1,096,724
Aimbridge Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 6.75% 10/1/27 (e)(h)(u)		1,030,000	1,014,550
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8955% 2/1/26 (e)(h)(u)		1,924,882	1,806,983
Alterra Mountain Co. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.750% 2.8955% 7/31/24 (e)(h)(u)		2,115,873	2,047,108
3 month U.S. LIBOR + 4.500% 5.5% 8/3/26 (e)(h)(u)		2,789,150	2,789,150
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 2/15/24 (e)(h)(u)		1,107,666	1,059,671
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 3/11/25 (e)(h)(u)		3,416,809	3,303,918
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 1/15/27 (e)(h)(u)		2,442,725	2,363,947
Aristocrat International Pty Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/24 (e)(h)(u)		872,813	873,633
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9586% 10/19/24 (e)(h)(u)		2,149,689	2,095,043
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3451% 9/15/23 (e)(h)(u)		2,469,512	2,430,938
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 11/19/26 (e)(h)(u)		2,977,500	2,890,974
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8955% 12/22/24 (e)(h)(u)		21,078,321	20,374,937
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6455% 7/20/25 (e)(h)(u)		11,685,000	11,566,280
Carnival Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 6/30/25 (e)(h)(u)		3,428,825	3,540,262
CCM Merger, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 11/4/25 (h)(t)(u)		1,745,000	1,732,349
CEC Entertainment, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 8/30/26 (e)(h)(u)		1,616,875	1,037,840
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 4/18/24 (e)(h)(u)		3,403,185	3,276,008
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (e)(h)(u)		10,275,709	9,987,372
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 9/8/24 (e)(h)(u)		794,000	455,224
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4% 3/8/24 (e)(h)(u)		3,600,654	3,016,124
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1455% 11/30/23 (e)(h)(u)		6,231,043	6,073,522
Gaming VC Holdings SA Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.25% 3/16/24 (e)(h)(u)		1,872,514	1,846,299
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (e)(h)(u)		15,856,788	15,420,727
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (e)(h)(u)		18,893,183	17,978,942
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 8/18/25 (e)(h)(u)		1,330,000	1,330,000
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9001% 6/21/26 (e)(h)(u)		2,928,862	2,855,874
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8935% 4/3/25 (e)(h)(u)		1,835,718	1,803,593
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/10/22 (e)(h)(u)		3,243,950	3,036,792
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 8/31/25 (e)(h)(u)		2,043,007	1,977,242
NASCAR Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8955% 10/18/26 (e)(h)(u)		2,184,579	2,149,385
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6455% 5/29/26 (e)(h)(u)		1,466,710	1,435,205
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (e)(h)(u)		1,530,060	1,503,284
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.3955% 3/1/26 (e)(h)(u)		2,990,936	2,562,275
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (e)(h)(u)		301,527	274,595
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.7204% 5/10/26 (e)(h)(u)		718,843	668,524
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7% 12/10/24 (e)(h)(u)		7,350,028	7,378,399
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/28/21 (e)(h)(u)		1,209,867	1,156,633
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.15% 5/11/24 (e)(h)(u)		572,763	549,852
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 2.8955% 8/14/24 (e)(h)(u)		4,472,066	4,312,771
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 7/6/24 (e)(h)(u)		3,653,376	3,582,610
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.7204% 7/10/25 (e)(h)(u)		5,192,974	5,202,166
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5% 2/7/27 (e)(h)(u)		6,370,649	6,178,510
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 5.000% 5.2203% 5/30/26 (e)(h)(u)		3,773,630	2,564,710
3 month U.S. LIBOR + 8.000% 9% 2/28/25 (e)(h)(u)		3,147,055	3,036,405
Twin River Worldwide Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 5/10/26 (e)(h)(u)		2,269,313	2,396,961
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2204% 12/30/26 (e)(h)(u)		2,651,877	2,459,616
2LN, term loan 3 month U.S. LIBOR + 8.500% 8.7204% 12/30/27 (c)(e)(h)(u)		500,000	430,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 12/30/26 (c)(e)(h)(u)		775,000	771,125
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8901% 8/3/26 (e)(h)(u)		5,691,384	5,591,785
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 5/30/25 (e)(h)(u)		2,465,680	2,407,120
			187,693,957
Household Durables - 0.0%
American Bath Group LLC Tranche C 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 11/20/27 (e)(h)(u)		525,000	523,861
Big Ass Fans LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 5/21/24 (e)(h)(u)		1,293,961	1,268,081
CP Atlas Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 11/23/27 (e)(h)(u)		1,575,000	1,571,582
Mattress Firm, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 11/24/27 (e)(h)(u)		1,925,000	1,905,750
Weber-Stephen Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 10/30/27 (e)(h)(u)		2,705,000	2,692,151
			7,961,425
Internet & Direct Marketing Retail - 0.2%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 5.75% 9/25/24 (e)(h)(u)		37,686,116	37,645,792
Buzz Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 1/29/27 (e)(h)(u)		3,095,000	3,083,394
Buzz Merger Sub Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8955% 1/29/27 (e)(h)(u)		631,825	622,348
CNT Holdings I Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/8/27 (e)(h)(u)		3,665,000	3,630,952
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 10/19/27 (e)(h)(u)		8,500,000	8,432,425
Red Ventures LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 2.6455% 11/8/24 (e)(h)(u)		5,316,218	5,137,539
3 month U.S. LIBOR + 3.500% 4.25% 11/8/24 (e)(h)(u)		1,430,000	1,412,125
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3955% 12/12/26 (e)(h)(u)		12,357,403	12,189,466
			72,154,041
Leisure Products - 0.0%
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.6495% 1/4/26 (e)(h)(u)		1,273,050	1,272,515
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6455% 12/21/25 (e)(h)(u)		2,525,625	2,371,385
			3,643,900
Specialty Retail - 0.1%
Academy Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 11/6/27 (e)(h)(u)		4,040,000	3,970,552
Adient U.S. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.4126% 5/6/24 (e)(h)(u)		1,281,755	1,277,487
David's Bridal, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 1/18/24 (c)(e)(h)(u)		60,891	0
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7% 6/30/23 (c)(e)(h)(u)		44,448	0
Michaels Stores, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/1/27 (e)(h)(u)		3,112,200	3,059,293
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 3.25% 8/19/22 (e)(h)(u)		2,692,786	2,426,120
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 1/26/23 (e)(h)(u)		2,282,759	2,150,062
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (c)(g)(h)(u)		1,725,586	0
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.2144% 4/16/26 (e)(h)(u)		1,012,414	974,702
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 4.7144% 9/12/24 (e)(h)(u)		303,269	292,339
			14,150,555
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 10/7/27 (e)(h)(u)		1,490,000	1,486,275
Samsonite IP Holdings SARL Tranche B2 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 4/25/25 (e)(h)(u)		2,339,138	2,283,583
			3,769,858

TOTAL CONSUMER DISCRETIONARY			360,043,787

CONSUMER STAPLES - 0.1%
Beverages - 0.0%
Arterra Wines Canada, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 11/25/27 (e)(h)(u)		1,095,000	1,095,000
Food & Staples Retailing - 0.1%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.8995% 10/1/26 (e)(h)(u)		172,000	169,420
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6495% 10/1/25 (e)(h)(u)		497,145	493,625
Agro Merchants Intermediate Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 12/6/24 (e)(h)(u)		2,499,886	2,496,761
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1401% 2/3/24 (e)(h)(u)		3,573,669	3,558,910
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.2204% 2/6/25 (e)(h)(u)		1,678,517	1,643,906
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3955% 1/30/27 (e)(h)(u)		3,442,588	3,357,074
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.893% 10/22/25 (e)(h)(u)		1,492,736	1,473,330
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/20/25 (e)(h)(u)		3,040,298	2,683,063
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 6.8977% 6/20/25 (e)(h)(u)		2,520,085	2,538,986
Shearer's Foods, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 9/23/27 (e)(h)(u)		3,974,152	3,960,481
U.S. Foods, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1455% 9/13/26 (e)(h)(u)		2,970,000	2,855,239
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 6/27/23 (e)(h)(u)		1,787,382	1,726,861
			26,957,656
Food Products - 0.0%
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/7/24 (e)(h)(u)		1,690,208	1,691,611
Chobani LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/23/27 (e)(h)(u)		4,410,000	4,373,265
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1455% 5/1/26 (e)(h)(u)		7,229,161	7,114,940
			13,179,816
Personal Products - 0.0%
BellRing Brands, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/10/24 (e)(h)(u)		3,944,422	3,954,284
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1409% 6/15/25 (e)(h)(u)		750,629	576,483
			4,530,767

TOTAL CONSUMER STAPLES			45,763,239

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.8955% 11/3/25 (e)(h)(u)		2,202,125	1,897,968
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1455% 5/21/25 (e)(h)(u)		1,083,385	875,993
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/3/27 (e)(h)(u)		2,019,438	2,034,583
			4,808,544
Oil, Gas & Consumable Fuels - 0.2%
Apro LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 11/14/26 (e)(h)(u)		3,487,842	3,470,403
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (e)(h)(u)		3,227,130	2,858,688
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/31/24 (e)(h)(u)		2,126,528	1,990,579
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.4% 11/18/24 (e)(h)(u)		2,190,597	2,189,677
California Resources Corp. 2LN, term loan 3 month U.S. LIBOR + 9.000% 10% 10/27/25 (c)(e)(h)(u)		1,364,580	1,350,934
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 9% 6/9/24 (e)(g)(h)(u)		2,250,000	1,590,008
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (e)(h)(u)		1,405,800	1,224,367
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (e)(h)(u)		6,605,288	6,294,840
Crestwood Holdings Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 7.65% 3/5/23 (e)(h)(u)		993,214	625,308
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3955% 3/30/25 (e)(h)(u)		2,236,047	2,088,602
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 3/23/26 (e)(h)(u)		427,910	411,149
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2204% 2/6/25 (e)(h)(u)		4,153,712	4,068,063
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.26% 3/1/26 (e)(h)(u)		2,992,500	2,083,528
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 0% 3/1/24 (g)(h)(u)		12,168,674	76,054
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.4015% 7/18/25 (e)(h)(u)		5,180,223	4,462,762
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 6/17/27 (e)(h)(u)		5,070,325	5,053,441
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (e)(h)(u)		4,950,008	4,377,688
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1455% 5/22/26 (e)(h)(u)		2,144,959	2,038,612
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8955% 10/15/26 (e)(h)(u)		1,547,225	1,524,017
Oxbow Carbon LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 10/19/25 (e)(h)(u)		1,230,000	1,220,775
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 12/31/49 (c)(g)(h)(u)		2,102,309	0
term loan 3 month U.S. LIBOR + 0.000% 7.25% 12/31/49 (c)(e)(g)(h)(u)		907,000	0
TPF II Power LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/2/25 (e)(h)(u)		2,568,410	2,560,397
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (e)(h)(u)		1,732,500	1,472,625
			53,032,517

TOTAL ENERGY			57,841,061

FINANCIALS - 0.6%
Capital Markets - 0.1%
AssuredPartners, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.6455% 2/13/27 (e)(h)(u)		1,999,888	1,958,330
3 month U.S. LIBOR + 4.500% 5.5% 2/13/27 (e)(h)(u)		1,905,425	1,903,634
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.7254% 9/30/24 (e)(h)(u)		7,857,117	7,761,732
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/22/24 (e)(h)(u)		1,693,896	1,668,487
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8955% 2/27/26 (e)(h)(u)		7,342,662	7,310,575
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/9/27 (e)(h)(u)		4,792,913	4,773,453
Franklin Square Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.4375% 8/3/25 (e)(h)(u)		1,905,278	1,857,646
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3909% 3/1/25 (e)(h)(u)		2,979,754	2,942,507
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 5/30/25 (e)(h)(u)		2,235,757	2,213,399
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.734% 7/1/26 (e)(h)(u)		1,440,093	1,422,092
			33,811,855
Diversified Financial Services - 0.2%
ACNR Holdings, Inc. term loan 0% 9/21/27 (c)(e)(u)		2,105,955	2,105,955
Agellan Portfolio 9% 8/7/25 (c)(e)(u)		424,000	424,000
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/12/24 (e)(h)(u)		3,985,644	3,926,856
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5% 1/15/25 (e)(h)(u)		2,231,939	2,186,608
Extell Boston 5.149% 8/31/21 (c)(e)(u)		278,455	278,455
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3955% 10/1/25 (e)(h)(u)		16,527,478	16,418,231
Finco I LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6478% 6/27/25 (e)(h)(u)		1,915,718	1,894,166
Focus Financial Partners LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1455% 7/3/24 (e)(h)(u)		4,423,611	4,340,669
GT Polaris, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 9/24/27 (e)(h)(u)		3,230,000	3,213,850
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 7/3/24 (e)(h)(u)		1,237,067	1,145,833
KREF Holdings X LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 9/1/27 (e)(h)(u)		2,220,000	2,208,900
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/7/23 (e)(h)(u)		7,311,182	7,203,342
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/30/24 (e)(h)(u)		1,019,913	1,000,575
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/29/24 (e)(h)(u)		768,612	726,339
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 2/11/27 (e)(h)(u)		4,685,618	4,679,761
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8978% 11/16/26 (e)(h)(u)		3,263,750	3,213,880
UFC Holdings LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 4/29/26 (e)(h)(u)		1,001,954	991,373
3 month U.S. LIBOR + 3.250% 4.25% 4/29/26 (e)(h)(u)		1,187,025	1,169,220
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 8.500% 8.75% 11/15/22 (c)(e)(h)(u)		5,514,000	5,514,000
			62,642,013
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6455% 2/13/27 (e)(h)(u)		6,962,120	6,808,396
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.3955% 5/10/25 (e)(h)(u)		3,363,930	3,277,040
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.393% 5/9/25 (e)(h)(u)		987,500	962,131
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (e)(h)(u)		3,250,000	3,231,735
AmeriLife Holdings LLC:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.1491% 3/18/27 (e)(h)(u)		5,087,710	4,960,517
3 month U.S. LIBOR + 4.000% 4.75% 3/18/27 (c)(e)(h)(u)		740,000	730,750
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 3/18/28 (c)(e)(h)(u)		545,000	534,100
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 1/25/24 (e)(h)(u)		6,228,516	6,201,297
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 3.1455% 11/3/23 (e)(h)(u)		4,569,365	4,518,919
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 3.1455% 11/3/24 (e)(h)(u)		4,720,680	4,669,272
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 3.1455% 8/4/22 (e)(h)(u)		7,979,773	7,939,874
3 month U.S. LIBOR + 6.500% 6.6455% 8/4/25 (e)(h)(u)		8,873,515	8,921,610
HUB International Ltd. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 3.2147% 4/25/25 (e)(h)(u)		17,416,649	16,981,233
3 month U.S. LIBOR + 4.000% 5% 4/25/25 (e)(h)(u)		2,615,238	2,616,022
Ryan Specialty Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 9/1/27 (e)(h)(u)		4,365,000	4,343,175
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2204% 12/2/26 (e)(h)(u)		124,063	123,473
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2204% 5/16/24 (e)(h)(u)		8,360,552	8,178,375
			84,997,919

TOTAL FINANCIALS			181,451,787

HEALTH CARE - 0.4%
Biotechnology - 0.0%
Aldevron LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 10/11/26 (e)(h)(u)		6,666,703	6,666,703
Health Care Equipment & Supplies - 0.1%
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 5.1455% 6/22/24 (e)(h)(u)		5,604,061	5,588,034
CPI Holdco LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3955% 11/4/26 (e)(h)(u)		631,825	627,086
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.25% 10/19/27 (e)(h)(u)		3,885,833	3,890,691
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3902% 6/30/25 (e)(h)(u)		6,317,564	6,186,474
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 9/25/27 (e)(h)(u)		2,270,000	2,248,730
Pathway Vet Alliance LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.0624% 3/31/27 (e)(h)(u)(v)		215,344	212,293
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1455% 3/31/27 (e)(h)(u)		2,636,408	2,599,050
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.7502% 2/11/26 (e)(h)(u)		12,305,938	12,213,643
			33,566,001
Health Care Providers & Services - 0.2%
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 12/13/26 (e)(h)(u)		6,451,213	6,443,148
DaVita HealthCare Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 8/12/26 (e)(h)(u)		848,493	837,980
Global Medical Response, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 10/2/25 (e)(h)(u)		1,000,000	986,250
HAH Group Holding Co. LLC:
1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/20/27 (e)(h)(u)		1,296,379	1,283,416
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.000% 10/20/27 (e)(h)(u)(v)		163,621	161,984
HCA Holdings, Inc.:
Tranche B12 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 3/13/25 (e)(h)(u)		1,864,056	1,859,004
Tranche B13, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 3/18/26 (e)(h)(u)		4,086,311	4,073,194
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3955% 8/31/26 (e)(h)(u)		2,169,892	2,079,712
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3955% 8/30/27 (e)(h)(u)		810,000	782,460
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 8/31/26 (e)(h)(u)		1,000,000	985,000
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3518% 8/31/26 (e)(h)(u)(v)		600,979	576,003
Milano Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (e)(h)(u)		10,130,000	10,020,292
Radiology Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.8004% 7/9/25 (e)(h)(u)		1,310,000	1,260,600
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8955% 11/16/25 (e)(h)(u)		4,609,266	4,537,269
Select Medical Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.78% 3/6/25 (e)(h)(u)		740,000	725,896
Surgery Center Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 8/31/24 (e)(h)(u)		621,875	633,174
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/31/24 (e)(h)(u)		2,325,148	2,274,483
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/23/24 (e)(h)(u)		4,620,137	4,463,376
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1455% 6/13/26 (e)(h)(u)		7,189,271	7,122,771
Upstream Newco, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6477% 11/20/26 (e)(h)(u)		1,616,875	1,588,580
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 12/1/24 (e)(h)(u)		1,548,406	1,545,309
			54,239,901
Health Care Technology - 0.0%
Emerald TopCo, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7142% 7/22/26 (e)(h)(u)		2,413,436	2,353,703
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 7/25/26 (e)(h)(u)		1,570,000	1,550,375
Imprivata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/24/27 (e)(h)(u)		3,040,000	3,021,000
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8955% 9/30/26 (e)(h)(u)		2,050,296	2,048,061
			8,973,139
Life Sciences Tools & Services - 0.0%
Avantor, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.5% 11/6/27 (e)(h)(u)		3,010,000	3,006,238
Jaguar Holding Co. II 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.5% 8/18/22 (e)(h)(u)		660,000	658,489
			3,664,727
Pharmaceuticals - 0.1%
Catalent Pharma Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.25% 5/9/26 (e)(h)(u)		1,477,500	1,475,653
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8991% 8/1/27 (e)(h)(u)		9,414,503	9,263,212
Lannett Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.370% 6.375% 11/25/22 (e)(h)(u)		6,434,009	6,279,593
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 2.893% 11/27/25 (e)(h)(u)		2,743,529	2,698,947
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.143% 6/1/25 (e)(h)(u)		5,816,530	5,743,823
			25,461,228

TOTAL HEALTH CARE			132,571,699

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
AI Convoy Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 1/20/27 (e)(h)(u)		5,210,400	5,187,631
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4% 6/19/26 (e)(h)(u)		618,750	567,703
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3955% 5/30/25 (e)(h)(u)		4,769,031	4,617,042
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3955% 12/9/25 (e)(h)(u)		13,120,539	12,703,699
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3955% 8/22/24 (e)(h)(u)		2,465,827	2,389,880
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/30/25 (e)(h)(u)		3,235,893	2,981,066
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 4/30/26 (e)(h)(u)		319,000	262,378
			28,709,399
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7204% 4/8/26 (e)(h)(u)		2,214,831	2,062,561
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7204% 4/4/26 (e)(h)(u)		1,190,769	1,108,904
PAE Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 10/13/27 (e)(h)(u)		1,310,000	1,301,262
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/5/24 (e)(h)(u)		1,321,690	1,305,578
			5,778,305
Airlines - 0.1%
Delta Air Lines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.75% 4/29/23 (e)(h)(u)		3,062,325	3,091,662
JetBlue Airways Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 6/17/24 (e)(h)(u)		3,573,125	3,628,973
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (e)(h)(u)		5,495,000	5,657,377
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (e)(h)(u)		4,930,000	5,034,171
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4% 12/11/26 (e)(h)(u)		3,637,513	3,406,931
			20,819,114
Building Products - 0.1%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 8/13/25 (e)(h)(u)		1,742,938	1,771,992
APi Group DE, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 2.6455% 10/1/26 (e)(h)(u)		3,225,625	3,169,177
3 month U.S. LIBOR + 2.750% 2.8978% 10/1/26 (e)(h)(u)		1,985,000	1,960,188
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8955% 6/1/25 (e)(h)(u)		2,104,754	2,083,707
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 2/28/27 (e)(h)(u)		2,915,350	2,857,043
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1455% 5/31/25 (e)(h)(u)		6,898,363	6,830,828
			18,672,935
Commercial Services & Supplies - 0.2%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 9/29/24 (e)(h)(u)		785,000	781,075
American Residential Services LLC/ARS Finance, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/15/27 (e)(h)(u)		2,320,000	2,295,362
APX Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1461% 12/31/25 (e)(h)(u)		1,588,434	1,573,741
AVSC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 10/15/26 (e)(h)(u)		2,682,113	2,440,723
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (e)(h)(u)		11,457,960	10,976,726
Conservice Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4704% 5/13/27 (e)(h)(u)		2,040,000	2,010,032
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9644% 8/1/26 (e)(h)(u)		1,732,500	1,722,971
Environmental Resources Management I Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4704% 7/10/26 (e)(h)(u)		987,500	972,194
Filtration Group Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/29/25 (e)(h)(u)		625,000	622,138
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1455% 3/29/25 (e)(h)(u)		3,274,256	3,204,678
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 11/3/23 (e)(h)(u)		2,611,610	2,244,130
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4375% 6/29/26 (e)(h)(u)		1,451,250	1,433,109
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 2/27/25 (e)(h)(u)		14,442,322	14,352,057
Maverick Purchaser Sub LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.6455% 1/23/27 (e)(h)(u)		3,805,463	3,724,596
3 month U.S. LIBOR + 4.750% 5.5% 2/3/27 (e)(h)(u)		2,500,000	2,475,000
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1455% 9/20/26 (e)(h)(u)		3,074,219	3,043,477
Pitney Bowes, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.65% 1/7/25 (e)(h)(u)		1,155,375	1,139,489
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 9/23/26 (e)(h)(u)		990,000	983,813
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (e)(h)(u)		3,486,498	3,454,527
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8978% 8/29/25 (e)(h)(u)		1,502,243	1,382,063
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6875% 8/15/25 (e)(h)(u)		2,227,928	2,192,660
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6455% 2/8/26 (e)(h)(u)		545,690	489,757
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8955% 12/20/24 (e)(h)(u)		1,874,959	1,853,865
			65,368,183
Construction & Engineering - 0.0%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1465% 1/24/27 (e)(h)(u)		1,990,000	1,951,036
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (e)(h)(u)		865,000	968,800
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.2332% 7/24/26 (e)(h)(u)		1,850,783	1,841,863
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3955% 1/23/27 (e)(h)(u)		4,245,171	4,216,856
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 9/27/24 (e)(h)(u)		1,618,628	1,523,307
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/21/26 (c)(e)(h)(u)		3,443,272	3,383,015
			13,884,877
Electrical Equipment - 0.1%
Alliance Laundry Systems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/8/27 (e)(h)(u)		2,890,000	2,881,561
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 10/14/27 (c)(e)(h)(u)		6,110,391	6,064,563
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1491% 3/2/27 (e)(h)(u)		7,129,175	7,012,043
			15,958,167
Machinery - 0.0%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1455% 10/1/25 (e)(h)(u)		1,365,343	1,341,450
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3991% 11/15/26 (e)(h)(u)		280,000	258,532
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8991% 11/15/25 (e)(h)(u)		1,159,966	1,106,317
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.5666% 7/31/27 (e)(h)(u)		1,815,000	1,809,210
			4,515,509
Professional Services - 0.0%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6455% 4/4/24 (e)(h)(u)		3,713,461	3,635,961
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8955% 2/7/26 (e)(h)(u)		3,627,027	3,505,740
			7,141,701
Road & Rail - 0.0%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.2204% 12/30/26 (e)(h)(u)		3,731,250	3,700,952
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 3.6455% 7/13/23 (e)(h)(u)		5,622,722	5,590,222
3 month U.S. LIBOR + 4.000% 5% 4/4/25 (e)(h)(u)		5,145,427	5,133,232
			14,424,406
Trading Companies & Distributors - 0.0%
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2% 8/9/25 (e)(h)(u)		1,922,623	1,710,327

TOTAL INDUSTRIALS			196,982,923

INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.1%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9704% 8/10/25 (e)(h)(u)		2,535,999	1,230,365
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3955% 4/4/26 (e)(h)(u)		6,972,137	6,845,802
Radiate Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/10/26 (e)(h)(u)		10,395,000	10,349,574
Sabre Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.393% 4/15/26 (e)(h)(u)		1,596,879	1,584,232
			20,009,973
Electronic Equipment & Components - 0.1%
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 2/1/25 (e)(h)(u)		717,977	701,104
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 2/1/26 (e)(h)(u)		277,000	257,610
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 1/31/24 (e)(h)(u)		482,300	477,477
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.3955% 3/8/26 (e)(h)(u)		226,000	212,252
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3955% 3/8/25 (e)(h)(u)		4,443,766	4,327,118
EXC Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/2/24 (e)(h)(u)		3,476,360	3,428,560
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6478% 8/10/27 (e)(h)(u)		3,241,875	3,228,356
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 2/15/24 (e)(h)(u)		3,661,635	3,603,452
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6472% 9/28/24 (e)(h)(u)		2,099,221	2,067,733
			18,303,662
IT Services - 0.2%
Arches Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 11/24/27 (h)(t)(u)		4,825,000	4,806,906
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1455% 4/19/25 (e)(h)(u)		624,228	614,084
Camelot Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 10/31/26 (e)(h)(u)		8,500,000	8,463,875
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1455% 10/31/26 (e)(h)(u)		3,914,930	3,864,036
CCC Information Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 4/27/24 (e)(h)(u)		2,497,326	2,481,718
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/9/23 (e)(h)(u)		5,481,022	5,470,279
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.97% 5/31/25 (e)(h)(u)		4,304,656	3,320,655
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 11/21/24 (e)(h)(u)		8,777,832	8,644,322
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.6376% 4/30/27 (e)(h)(u)		6,354,075	6,351,406
Park Place Technologies LLC 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 11/10/27 (e)(h)(u)		1,820,000	1,744,925
Presidio Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.72% 1/22/27 (e)(h)(u)		299,250	295,324
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 11/3/23 (e)(h)(u)		8,649,503	8,588,697
Tempo Acquisition LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/31/26 (e)(h)(u)		8,940,000	8,781,673
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8978% 5/1/24 (e)(h)(u)		3,679,997	3,606,397
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 4.6477% 8/27/25 (e)(h)(u)		4,445,123	4,424,275
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1409% 3/1/26 (e)(h)(u)		5,383,816	5,349,198
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.893% 10/11/26 (e)(h)(u)		699,610	661,131
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.893% 10/11/25 (e)(h)(u)		4,867,219	4,753,374
			82,222,275
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.75% 9/30/27 (e)(h)(u)		85,769	85,555
CMC Materials, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1875% 11/15/25 (e)(h)(u)		1,223,092	1,207,803
Omnitracs LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3991% 10/1/27 (e)(h)(u)		750,000	742,815
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1501% 9/19/26 (e)(h)(u)		1,732,500	1,719,021
			3,755,194
Software - 0.5%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 6.375% 3/10/27 (e)(h)(u)		1,989,494	1,865,150
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (e)(h)(u)		5,417,000	5,368,626
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (e)(h)(u)		12,777,378	12,365,052
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3955% 4/23/26 (e)(h)(u)		1,733,101	1,699,167
Ascend Learning LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/12/24 (e)(h)(u)		2,540,000	2,533,650
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.3955% 10/2/25 (e)(h)(u)		9,591,463	9,473,392
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4839% 9/5/25 (e)(h)(u)		1,951,218	1,920,740
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.602% 4/30/25 (e)(h)(u)		4,581,644	4,478,557
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8955% 11/29/24 (e)(h)(u)		1,552,651	1,465,314
DCert Buyer, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1455% 10/16/26 (e)(h)(u)		6,651,575	6,591,977
Dynatrace LLC 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3955% 8/23/25 (e)(h)(u)		841,189	827,873
Epicor Software Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 7/30/27 (e)(h)(u)		3,650,000	3,652,300
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.4% 12/22/23 (e)(h)(u)		6,578,796	6,537,679
Flexera Software LLC 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 2/26/25 (e)(h)(u)		1,234,820	1,224,398
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 10/8/27 (h)(t)(u)		4,250,000	4,232,278
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 7/7/25 (e)(h)(u)		194,480	195,452
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 7/1/24 (e)(h)(u)		5,539,595	5,508,463
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.25% 1/20/24 (e)(h)(u)		7,526,808	7,515,066
3 month U.S. LIBOR + 9.000% 10% 1/20/25 (e)(h)(u)		1,262,000	1,252,926
MA FinanceCo. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/5/25 (e)(h)(u)		1,366,406	1,364,124
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 2.6455% 6/21/24 (e)(h)(u)		2,342,573	2,275,224
3 month U.S. LIBOR + 2.500% 2.6478% 6/21/24 (e)(h)(u)		15,314,512	14,874,220
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8955% 9/29/24 (e)(h)(u)		7,354,185	7,333,079
MH Sub I LLC:
1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/15/24 (e)(h)(u)		2,334,150	2,307,891
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6455% 9/15/24 (e)(h)(u)		1,235,525	1,208,653
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 7.15% 9/4/26 (e)(h)(u)		175,000	168,875
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4% 9/4/25 (e)(h)(u)		1,261,487	1,233,898
Project Boost Purchaser LLC:
1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6455% 5/30/26 (e)(h)(u)		1,732,500	1,683,782
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 5/30/26 (e)(h)(u)		1,120,000	1,110,670
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3955% 5/31/25 (e)(h)(u)		1,537,952	1,500,149
S2P Acquisition Borrower, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1455% 8/14/26 (e)(h)(u)		168,524	166,333
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3901% 8/1/25 (e)(h)(u)		1,436,415	1,401,697
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8955% 3/3/23 (e)(h)(u)		3,029,075	2,985,971
Sophia LP 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 10/7/27 (e)(h)(u)		5,725,000	5,682,063
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 4/16/25 (e)(h)(u)		3,352,591	3,295,195
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 4/16/25 (e)(h)(u)		2,539,236	2,495,764
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 4/16/25 (e)(h)(u)		7,234,824	7,130,353
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3955% 1/31/27 (e)(h)(u)		663,338	646,343
SUSE Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9/22/27 (h)(t)(u)		1,385,000	1,372,300
Ultimate Software Group, Inc.:
1LN, term loan:
3 month U.S. LIBOR + 3.750% 3.8955% 5/4/26 (e)(h)(u)		5,023,172	4,989,265
3 month U.S. LIBOR + 4.000% 4.75% 5/3/26 (e)(h)(u)		12,290,000	12,304,011
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (e)(h)(u)		3,350,000	3,404,438
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3955% 2/28/27 (e)(h)(u)		4,677,125	4,612,815
Xperi Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1455% 6/1/25 (e)(h)(u)		5,401,625	5,394,873
			169,650,046
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 9/19/25 (e)(h)(u)		5,190,054	5,177,961

TOTAL INFORMATION TECHNOLOGY			299,119,111

MATERIALS - 0.3%
Chemicals - 0.1%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 3/21/25 (e)(h)(u)		2,303,244	2,283,090
Aruba Investment Holdings LLC:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10/28/28 (h)(t)(u)		555,000	554,073
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/28/27 (e)(h)(u)		2,060,000	2,048,423
ASP Chromaflo Dutch I BV Tranche B-2 1LN, term loan:
3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (e)(h)(u)		630,828	615,057
3 month U.S. LIBOR + 4.250% 5.25% 11/18/23 (e)(h)(u)		208,799	205,667
ASP Chromaflo Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (e)(h)(u)		485,133	473,005
Tranche B3/B4 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 11/18/23 (e)(h)(u)		160,576	158,167
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6455% 5/7/25 (e)(h)(u)		3,113,791	2,926,963
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1455% 1/31/26 (e)(h)(u)		1,257,696	1,231,913
Emerald Performance Materials, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 8/7/25 (e)(h)(u)		1,300,000	1,296,347
GrafTech Finance, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 2/12/25 (e)(h)(u)		925,622	917,911
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.73% 7/1/26 (e)(h)(u)		1,165,250	1,146,315
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7204% 3/1/26 (e)(h)(u)		3,137,225	3,088,912
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 3.75% 10/11/24 (e)(h)(u)		2,356,826	2,252,537
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 3/16/27 (e)(h)(u)		3,825,413	3,809,881
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1409% 10/1/25 (e)(h)(u)		9,498,151	9,305,814
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9% 4/3/25 (e)(h)(u)		2,078,359	2,028,125
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1778% 9/22/24 (e)(h)(u)		2,954,648	2,913,668
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9704% 4/3/25 (e)(h)(u)		464,726	454,753
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 1.9704% 4/3/25 (e)(h)(u)		796,534	779,440
			38,490,061
Construction Materials - 0.0%
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.23% 1/4/27 (e)(h)(u)		2,105,716	2,074,130
VM Consolidated, Inc. Tranche B L1N, term loan 3 month U.S. LIBOR + 3.250% 3.3955% 2/28/25 (e)(h)(u)		4,467,496	4,389,315
White Capital Buyer LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.5% 10/8/27 (e)(h)(u)		2,794,433	2,767,997
3 month U.S. LIBOR + 4.000% 4.5% 10/8/27 (e)(h)(u)		955,567	946,528
			10,177,970
Containers & Packaging - 0.2%
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1507% 11/7/25 (e)(h)(u)		5,189,134	5,054,372
Berry Global, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1278% 10/1/22 (e)(h)(u)		5,090,205	5,068,979
Tranche Y 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1278% 7/1/26 (e)(h)(u)		4,443,750	4,361,452
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.4795% 4/3/24 (e)(h)(u)		616,751	586,425
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8955% 12/21/26 (e)(h)(u)		3,462,600	3,436,631
Charter NEX U.S., Inc.:
1LN, term loan:
3 month U.S. LIBOR + 3.250% 3.3955% 5/16/24 (e)(h)(u)		751,423	748,793
3 month U.S. LIBOR + 4.250% 11/24/27 (h)(t)(u)		3,040,000	3,032,400
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 5/16/24 (e)(h)(u)		751,876	749,290
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.2251% 6/29/25 (e)(h)(u)		8,075,375	7,866,465
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 12/29/23 (e)(h)(u)		3,550,168	3,499,862
Graham Packaging Co., Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 8/4/27 (e)(h)(u)		4,710,000	4,702,370
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (e)(h)(u)		2,246,355	2,237,234
Pregis TopCo Corp. 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8955% 7/31/26 (e)(h)(u)		1,539,871	1,518,221
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/26/23 (e)(h)(u)		1,004,767	993,041
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 1/30/27 (e)(h)(u)		4,228,138	4,174,609
Reynolds Group Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3955% 2/16/26 (e)(h)(u)		3,140,000	3,086,023
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8955% 2/5/23 (e)(h)(u)		3,989,798	3,936,175
			55,052,342
Metals & Mining - 0.0%
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 8/25/23 (e)(h)(u)		2,885,216	2,092,993
Paper & Forest Products - 0.0%
Clearwater Paper Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.2422% 7/26/26 (e)(h)(u)		398,125	395,139
LEB Holdings U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 11/2/27 (e)(h)(u)		1,090,000	1,090,687
Neenah, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 6/30/27 (e)(h)(u)		962,588	966,197
			2,452,023

TOTAL MATERIALS			108,265,389

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (e)(h)(u)		2,396,625	2,324,726
ESH Hospitality, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1478% 9/18/26 (e)(h)(u)		285,410	279,060
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 1.8455% 2/6/22 (e)(h)(u)		1,367,000	1,348,204
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 3/23/24 (e)(h)(u)		1,349,816	1,202,645
			5,154,635
Real Estate Management & Development - 0.1%
Aragon Junior Mezzanine 1 month U.S. LIBOR + 6.000% 7.25% 1/15/25 (c)(e)(h)(u)		895,367	895,367
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8955% 8/21/25 (e)(h)(u)		8,339,822	8,068,778
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (e)(h)(u)		3,293,565	2,968,326
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (e)(h)(u)		185,762	167,418
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 2/8/25 (e)(h)(u)		138,027	133,541
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 12/22/24 (e)(h)(u)		9,592,909	9,338,889
			21,572,319

TOTAL REAL ESTATE			26,726,954

UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/1/25 (e)(h)(u)		12,235,637	12,107,530
ExGen Renewables IV, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 11/28/24 (e)(h)(u)		1,595,086	1,590,301
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/1/26 (e)(h)(u)		1,931,713	1,924,817
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/13/21 (e)(h)(u)		1,879,821	1,717,686
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1455% 8/28/25 (e)(h)(u)		1,402,134	1,397,465
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 12/3/25 (e)(h)(u)		1,063,550	1,036,962
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 6/23/25 (e)(h)(u)		5,985,000	6,022,406
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8937% 12/31/25 (e)(h)(u)		7,843,689	7,759,213
			33,556,380
Gas Utilities - 0.0%
UGI Energy Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8955% 8/13/26 (e)(h)(u)		1,304,955	1,301,693
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.75% 11/14/25 (e)(h)(u)		1,773,413	1,706,910
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/1/26 (e)(h)(u)		834,056	825,198
Talen Energy Supply LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8955% 6/28/26 (e)(h)(u)		320,625	311,006
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 12/9/21 (e)(h)(u)		1,570,496	1,541,050
			4,384,164

TOTAL UTILITIES			39,242,237

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,718,319,327)			1,703,711,695

Bank Notes - 0.2%
Discover Bank:
3.2% 8/9/21		$16,424,000	$16,707,924
4.682% 8/9/28 (e)		8,844,000	9,380,389
KeyBank NA 6.95% 2/1/28		1,259,000	1,641,106
RBS Citizens NA 2.55% 5/13/21		4,182,000	4,216,167
Regions Bank 6.45% 6/26/37		15,683,000	22,107,046
Synchrony Bank 3.65% 5/24/21		14,890,000	15,074,975
TOTAL BANK NOTES
(Cost $61,271,333)			69,127,607

Preferred Securities - 0.7%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Europe BV:
2.502% (Reg. S) (e)(w)	EUR	$3,100,000	$3,711,702
2.625% (Reg. S) (e)(w)	EUR	4,100,000	4,933,801
			8,645,503
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
2.5%(Reg. S) (e)(w)	EUR	7,214,000	8,691,272
2.7%(Reg. S) (e)(w)	EUR	8,400,000	10,192,153
3.75% (e)(w)	EUR	4,600,000	5,531,896
			24,415,321
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (w)		4,843,000	4,921,699
Danone SA 1.75% (Reg. S) (e)(w)	EUR	3,000,000	3,659,067
			8,580,766
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets PLC 3.25% (Reg. S) (e)(w)	EUR	2,900,000	3,688,663
Gazprom PJSC Via Gaz Finance PLC 4.5985% (d)(e)(w)		1,220,000	1,274,900
			4,963,563
FINANCIALS - 0.4%
Banks - 0.2%
AIB Group PLC:
5.25% (Reg. S) (e)(w)	EUR	1,500,000	1,862,349
6.25% (Reg. S) (e)(w)	EUR	650,000	842,281
Alfa Bond Issuance PLC 8% (Reg. S) (e)(w)		2,356,000	2,459,075
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (e)(w)	EUR	3,400,000	4,242,171
Banco Do Brasil SA 6.25% (d)(e)(w)		1,545,000	1,551,103
Banco Mercantil del Norte SA:
6.875% (d)(e)(w)		790,000	821,106
7.625% (d)(e)(w)		608,000	659,680
Bank of Nova Scotia:
4.65% (e)(w)		4,078,000	4,107,128
4.9% (e)(w)		1,650,000	1,769,295
Barclays Bank PLC 7.625% 11/21/22		21,978,000	24,309,873
Barclays PLC 7.125% (e)(w)	GBP	400,000	593,918
BNP Paribas SA 6.625% (Reg. S) (e)(w)		2,650,000	2,901,750
Emirates NBD Bank PJSC 6.125% (Reg. S) (e)(w)		840,000	886,200
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (e)(w)		300,000	304,500
HSBC Holdings PLC:
5.25% (e)(w)	EUR	2,497,000	3,123,780
6% (Reg. S) (e)(w)	EUR	540,000	710,060
6.375% (e)(w)		2,700,000	2,939,625
Itau Unibanco Holding SA 6.125% (d)(e)(w)		1,705,000	1,718,320
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.5451% (e)(h)(w)		595,000	577,150
3 month U.S. LIBOR + 3.470% 3.6844% (e)(h)(w)		595,000	588,754
Lloyds Banking Group PLC 5.125% (e)(w)	GBP	4,020,000	5,579,754
NBK Tier 1 Financing 2 Ltd. 4.5% (d)(e)(w)		1,210,000	1,208,488
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (g)(w)	EUR	3,246,800	5,155,859
Tinkoff Credit Systems 9.25% (Reg. S) (e)(w)		2,392,000	2,515,338
			71,427,557
Capital Markets - 0.1%
Credit Suisse Group AG 7.5% (Reg. S) (e)(w)		8,540,000	9,501,211
UBS Group AG 7% (Reg. S) (e)(w)		940,000	1,069,306
			10,570,517
Insurance - 0.1%
Allianz SE 3.5% (Reg. S) (e)(w)		3,000,000	3,030,600
Aviva PLC 6.125% (e)(w)	GBP	10,240,000	14,695,137
QBE Insurance Group Ltd.:
5.25% (Reg. S) (e)(w)		4,797,000	5,066,690
5.875% (d)(e)(w)		3,175,000	3,476,625
			26,269,052

TOTAL FINANCIALS			108,267,126

HEALTH CARE - 0.1%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SA 2.875% (Reg. S) (e)(w)	EUR	5,080,000	6,179,538
Pharmaceuticals - 0.1%
Bayer AG 2.375% 11/12/79 (Reg. S) (e)	EUR	7,000,000	8,423,012

TOTAL HEALTH CARE			14,602,550

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (d)(g)(w)		4,337,000	166,703
Marine - 0.0%
DP World Salaam 6% (Reg. S) (e)(w)		505,000	546,820
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (e)		5,250,000	4,957,943

TOTAL INDUSTRIALS			5,671,466

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd. 5.65% (d)(e)(w)		695,000	726,492
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown SA 3.375% (Reg. S) (e)(w)	EUR	6,200,000	7,648,898
AT Securities BV 5.25% (Reg. S) (e)(w)		250,000	260,381
CPI Property Group SA 4.375% (Reg. S) (e)(w)	EUR	3,953,000	4,839,265
Deutsche Annington Finance BV 4% (Reg. S) (e)(w)	EUR	1,400,000	1,728,573
Grand City Properties SA 3.75% (e)(w)	EUR	4,400,000	5,432,239
Heimstaden Bostad AB 3.248% (Reg. S) (e)(w)	EUR	7,450,000	9,036,385
Samhallsbyggnadsbolaget I Norden AB:
2.624% (Reg. S) (e)(w)	EUR	3,500,000	4,130,962
4.625% (Reg. S) (e)(w)	EUR	2,330,000	2,955,273
			36,031,976
UTILITIES - 0.0%
Electric Utilities - 0.0%
EDF SA 5.25% (Reg. S) (e)(w)		4,700,000	4,976,125
Scottish & Southern Energy PLC 3.74% (Reg. S) (e)(w)	GBP	1,850,000	2,590,532
			7,566,657
TOTAL PREFERRED SECURITIES
(Cost $208,655,852)			219,471,420
		Shares	Value

Money Market Funds - 8.0%
Fidelity Cash Central Fund 0.09% (x)		2,398,411,196	2,398,890,878
Fidelity Securities Lending Cash Central Fund 0.09% (x)(y)		196,339,516	196,359,150
TOTAL MONEY MARKET FUNDS
(Cost $2,595,194,073)			2,595,250,028

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.865% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2031	10/14/21	49,200,000	$1,279,209
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.785% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	17,500,000	175,946
Option with an exercise rate of 3.125% on a credit default swap with BNP Paribas S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 34 Index expiring December 2025, paying 5% quarterly.	2/17/21	EUR 49,600,000	446,620

TOTAL PUT OPTIONS			1,901,775

Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.865% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2031	10/14/21	49,200,000	788,795
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.785% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	17,500,000	726,735

TOTAL CALL OPTIONS			1,515,530

TOTAL PURCHASED SWAPTIONS
(Cost $3,990,015)			3,417,305
TOTAL INVESTMENT IN SECURITIES - 112.4%
(Cost $34,956,511,922)			36,484,462,905
NET OTHER ASSETS (LIABILITIES) - (12.4)%(z)			(4,014,325,077)
NET ASSETS - 100%			$32,470,137,828

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2.5% 12/1/50	$(22,150,000)	$(23,330,617)
2.5% 12/1/50	(8,650,000)	(9,111,054)
2.5% 12/1/50	(14,900,000)	(15,694,185)
2.5% 12/1/50	(17,375,000)	(18,301,105)
2.5% 12/1/50	(17,225,000)	(18,143,110)
2.5% 12/1/50	(60,500,000)	(63,724,711)
2.5% 12/1/50	(61,750,000)	(65,041,336)
2.5% 12/1/50	(59,100,000)	(62,250,089)
3% 12/1/50	(2,750,000)	(2,870,082)
3% 12/1/50	(5,000,000)	(5,218,332)
3.5% 12/1/50	(31,000,000)	(32,741,800)
3.5% 12/1/50	(23,050,000)	(24,345,113)
3.5% 12/1/50	(24,000,000)	(25,348,490)
3.5% 12/1/50	(27,500,000)	(29,045,145)

TOTAL GINNIE MAE		(395,165,169)

Uniform Mortgage Backed Securities
1.5% 12/1/35	(38,650,000)	(39,630,651)
1.5% 12/1/35	(13,450,000)	(13,791,261)
1.5% 12/1/35	(52,100,000)	(53,421,912)
1.5% 12/1/35	(2,500,000)	(2,563,432)
1.5% 12/1/35	(38,200,000)	(39,169,233)
1.5% 12/1/35	(10,700,000)	(10,971,487)
1.5% 12/1/35	(40,700,000)	(41,732,665)
2% 12/1/35	(23,900,000)	(24,880,557)
2% 12/1/35	(44,500,000)	(46,325,724)
2% 12/1/35	(20,900,000)	(21,757,475)
2% 12/1/50	(7,750,000)	(8,050,495)
2% 12/1/50	(14,800,000)	(15,373,849)
2% 12/1/50	(63,200,000)	(65,650,492)
2% 12/1/50	(16,250,000)	(16,880,071)
2% 12/1/50	(30,350,000)	(31,526,779)
2% 12/1/50	(25,000,000)	(25,969,340)
2% 12/1/50	(42,600,000)	(44,251,755)
2% 12/1/50	(27,100,000)	(28,150,765)
2% 12/1/50	(71,600,000)	(74,376,190)
2% 12/1/50	(63,200,000)	(65,650,492)
2% 12/1/50	(5,150,000)	(5,349,684)
2% 12/1/50	(7,750,000)	(8,050,495)
2% 12/1/50	(3,500,000)	(3,635,708)
2% 12/1/50	(4,250,000)	(4,414,788)
2% 12/1/50	(22,550,000)	(23,424,345)
2% 1/1/51	(7,750,000)	(8,032,937)
2.5% 12/1/50	(46,200,000)	(48,405,311)
2.5% 12/1/50	(46,200,000)	(48,405,311)
3% 12/1/50	(43,500,000)	(45,443,945)
3% 12/1/50	(42,450,000)	(44,347,023)
3% 12/1/50	(82,450,000)	(86,134,559)
3% 12/1/50	(104,750,000)	(109,431,110)
3% 12/1/50	(57,250,000)	(59,808,411)
3% 12/1/50	(23,500,000)	(24,550,177)
3.5% 12/1/50	(50,000,000)	(52,738,295)
3.5% 12/1/50	(20,750,000)	(21,886,392)
3.5% 12/1/50	(4,900,000)	(5,168,353)
3.5% 12/1/50	(9,150,000)	(9,651,108)
3.5% 12/1/50	(6,700,000)	(7,066,932)
3.5% 12/1/50	(24,700,000)	(26,052,718)
3.5% 12/1/50	(28,675,000)	(30,245,412)
3.5% 12/1/50	(29,800,000)	(31,432,024)
3.5% 12/1/50	(3,575,000)	(3,770,788)
3.5% 12/1/50	(6,850,000)	(7,225,146)
3.5% 12/1/50	(3,050,000)	(3,217,036)
3.5% 12/1/50	(11,600,000)	(12,235,284)
3.5% 12/1/50	(16,300,000)	(17,192,684)
4% 12/1/50	(21,500,000)	(22,940,328)
4% 12/1/50	(43,450,000)	(46,360,802)
4% 12/1/50	(35,800,000)	(38,198,314)
4% 12/1/50	(21,500,000)	(22,940,328)
4% 12/1/50	(1,650,000)	(1,760,537)
4% 12/1/50	(7,000,000)	(7,468,944)
4% 12/1/50	(43,450,000)	(46,360,802)
4% 12/1/50	(44,450,000)	(47,427,794)
4% 12/1/50	(43,450,000)	(46,360,802)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,697,259,252)

TOTAL TBA SALE COMMITMENTS
(Proceeds $2,088,316,496)		$(2,092,424,421)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.71% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	26,400,000	$(1,158,712)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	5,600,000	(143,779)

TOTAL PUT SWAPTIONS			(1,302,491)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.71% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	26,400,000	(344,153)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	5,600,000	(138,422)

TOTAL CALL SWAPTIONS			(482,575)

TOTAL WRITTEN SWAPTIONS			$(1,785,066)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	36	Dec. 2020	$3,930,256	$17,954	$17,954
Eurex Euro-Bobl Contracts (Germany)	38	Dec. 2020	6,137,452	(19,527)	(19,527)
Eurex Euro-Bund Contracts (Germany)	154	Dec. 2020	32,193,232	231,089	231,089
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	37	Dec. 2020	9,997,562	289,124	289,124
TME 10 Year Canadian Note Contracts (Canada)	188	March 2021	21,546,100	20,776	20,776
TOTAL BOND INDEX CONTRACTS					539,416
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	21	March 2021	4,637,883	2,584	2,584
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,151	March 2021	145,061,969	173,990	173,990
CBOT Long Term U.S. Treasury Bond Contracts (United States)	351	March 2021	61,392,094	362,233	362,233
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	213	March 2021	33,467,625	104,999	104,999
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	137	March 2021	29,596,281	231,403	231,403
TOTAL TREASURY CONTRACTS					875,209

TOTAL PURCHASED					1,414,625

Sold
Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	24	March 2021	4,293,490	(6,322)	(6,322)
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3,952	March 2021	546,055,250	(1,064,768)	(1,064,768)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,110	March 2021	465,996,797	(284,075)	(284,075)
TOTAL TREASURY CONTRACTS					(1,348,843)

TOTAL SOLD					(1,355,165)

TOTAL FUTURES CONTRACTS					$59,460

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

The notional amount of futures sold as a percentage of Net Assets is 3.1%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
AUD	52,000	USD	38,422	Citibank NA	12/1/20	$(252)
EUR	365,000	USD	436,613	BNP Paribas	12/2/20	(1,223)
EUR	169,000	USD	200,454	JPMorgan Chase Bank	12/21/20	1,284
USD	2,771,534	EUR	2,316,000	BNP Paribas	12/21/20	6,884
USD	277,344,444	EUR	233,578,000	Citibank NA	12/21/20	(1,481,741)
USD	788,365	EUR	665,000	JPMorgan Chase Bank	12/21/20	(5,457)
USD	725,647	EUR	611,000	JPMorgan Chase Bank	12/21/20	(3,715)
USD	31,042,709	EUR	26,062,000	JPMorgan Chase Bank	12/21/20	(67,961)
USD	2,769,867	GBP	2,090,000	BNP Paribas	12/21/20	(17,502)
USD	838,471	GBP	628,000	Canadian Imperial Bk Commerce	12/21/20	926
USD	84,508,717	GBP	63,804,000	JPMorgan Chase Bank	12/21/20	(584,721)
USD	555,093	GBP	416,000	State Street Bank And Tr Co	12/21/20	287
USD	1,619,493	GBP	1,210,000	State Street Bank And Tr Co	12/21/20	5,753
USD	1,218,807	GBP	914,000	State Street Bank And Tr Co	12/21/20	(167)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(2,147,605)
					Unrealized Appreciation	15,134
					Unrealized Depreciation	(2,162,739)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1%)	Quarterly	EUR 8,300,000	$43,655	$0	$43,655
Akzo Nobel NV		Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 9,400,000	(334,771)	221,148	(113,623)
CMBX N.A. AAA Index Series 12		Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	16,750,000	(107,073)	(231,629)	(338,702)
CMBX N.A. AAA Index Series 12		Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	9,000,000	(57,532)	(113,080)	(170,612)
CMBX N.A. AAA Index Series 12		Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	8,740,000	(55,870)	3,345	(52,525)
CMBX N.A. AAA Index Series 12		Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	118,600,000	(758,139)	(1,622)	(759,761)
CMBX N.A. AAA Index Series 12		Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	16,200,000	(103,557)	(210,187)	(313,744)
CMBX N.A. AAA Index Series 12		Aug. 2061	JPMorgan Securities LLC	(0.5%)	Monthly	1,950,000	(12,465)	(23,862)	(36,327)
CMBX N.A. AAA Index Series 12		Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	17,400,000	(111,228)	(192,587)	(303,815)
CMBX N.A. AAA Index Series 12		Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	6,200,000	(39,633)	24,429	(15,204)
CMBX N.A. AAA Index Series 12		Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,500,000	(15,981)	(75,384)	(91,365)
CMBX N.A. AAA Index Series 12		Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	75,000	(479)	(3,505)	(3,984)
CMBX N.A. AAA Index Series 12		Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	21,140,000	(135,135)	(163,567)	(298,702)
CMBX N.A. AAA Index Series 12		Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	11,375,000	(72,714)	(313,882)	(386,596)
CMBX N.A. AAA Index Series 12		Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	3,370,000	(21,542)	(79,136)	(100,678)
CMBX N.A. AAA Index Series 12		Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	9,750,000	(62,326)	(46,374)	(108,700)
CMBX N.A. AAA Index Series 13		Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	12,400,000	(9,999)	(15,834)	(25,833)
Gas Natural Capital Markets SA		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 4,200,000	(76,945)	39,465	(37,480)
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 1,550,000	(12,335)	(15,648)	(27,983)
Volvo Treas AB		Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 1,550,000	(51,260)	27,654	(23,606)
TOTAL BUY PROTECTION							(1,995,329)	(1,170,256)	(3,165,585)
Sell Protection
5-Year iTraxx Europe Senior Financial Series 25 Index	NR	Jun. 2021	ICE	1%	Quarterly	EUR 8,300,000	105,239	0	105,239

TOTAL CREDIT DEFAULT SWAPS							$(1,890,090)	$(1,170,256)	$(3,060,346)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2023	$202,410,000	$(108,350)	$0	$(108,350)
3-month LIBOR(3)	Quarterly	0.5%	Semi - annual	LCH	Mar. 2026	96,000	367	0	367
0.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2031	12,288,000	82,882	0	82,882

TOTAL INTEREST RATE SWAPS							$(25,101)	$0	$(25,101)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

EUR – European Monetary Unit

GBP – British pound

USD – U.S. dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,192,962 or 0.0% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,104,670,778 or 18.8% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Non-income producing - Security is in default.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Security or a portion of the security is on loan at period end.

 (j) Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $2,918,150.

 (k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,765,840.

 (l) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $3,183,208.

 (m) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $226,464.

 (n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (o) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (p) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (q) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (r) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (s) Non-income producing

 (t) The coupon rate will be determined upon settlement of the loan after period end.

 (u) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (v) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,252,603 and $3,297,432, respectively.

 (w) Security is perpetual in nature with no stated maturity date.

 (x) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (y) Investment made with cash collateral received from securities on loan.

 (z) Includes $1,246,433 of cash collateral segregated for open forward foreign currency contracts and bi-lateral over-the-counter (OTC) swaps.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
California Resources Corp.	10/27/20	$1,634,486
Sanchez Energy Corp. 15% 7/15/23	11/5/20	$1,295,000
Mesquite Energy, Inc. 15% 7/31/23	7/10/20 - 10/15/20	$742,531

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$584,457
Fidelity Securities Lending Cash Central Fund	35,032
Total	$619,489

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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